UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-03919

Name of Registrant: VANGUARD STAR FUNDS

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Item 1: Schedule of Investments

Vanguard STAR Fund

Schedule of Investments (unaudited)
As of July 31, 2018

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (44.2%)
Vanguard Windsor II Fund Investor Shares	81,774,842	3,179,406
Vanguard Windsor Fund Investor Shares	71,346,509	1,708,035
Vanguard PRIMECAP Fund Investor Shares	9,572,800	1,363,741
Vanguard Morgan Growth Fund Investor Shares	41,034,825	1,332,401
Vanguard U.S. Growth Fund Investor Shares	31,945,156	1,319,335
Vanguard Explorer Fund Investor Shares	7,713,030	835,013
		9,737,931
International Stock Funds (18.4%)
Vanguard International Growth Fund Investor Shares	64,788,466	2,055,738
Vanguard International Value Fund	50,810,626	1,998,382
		4,054,120
U.S. Bond Funds (37.4%)
Vanguard Long-Term Investment-Grade Fund Investor Shares	281,396,401	2,760,499
Vanguard Short-Term Investment-Grade Fund Investor Shares	262,258,462	2,740,601
Vanguard GNMA Fund Investor Shares	268,423,487	2,737,919
		8,239,019
Total Investment Companies (Cost $14,239,881)		22,031,070
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.145% (Cost $1)	11	1
Total Investments (100.0%) (Cost $14,239,882)		22,031,071
Other Assets and Liabilities-Net (0.0%)		(1,938)
Net Assets (100%)		22,029,133

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At July 31, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

STAR Fund

C. At July 31, 2018, the cost of investment securities for tax purposes was $14,239,882,000. Net unrealized appreciation of investment securities for tax purposes was $7,791,189,000, consisting of unrealized gains of $7,879,007,000 on securities that had risen in value since their purchase and $87,818,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds					July 31,
	2017		from	Realized	Change in		Capital Gain	2018
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	—	NA1	NA1	(3)	—	10	—	1
Vanguard Explorer Fund	821,416	89,511	131,241	12,657	42,670	3,737	85,773	835,013
Vanguard GNMA Fund	2,625,151	348,217	154,347	(378)	(80,724)	57,318	—	2,737,919
Vanguard International
Growth Fund	2,024,982	55,494	159,013	47,640	86,635	17,136	—	2,055,738
Vanguard International Value
Fund	2,024,723	62,203	94,763	13,013	(6,794)	38,051	—	1,998,382
Vanguard Long-Term
Investment-Grade Fund	2,633,654	488,106	150,026	—	(211,235)	82,854	50,029	2,760,499
Vanguard Morgan Growth
Fund	1,317,269	140,681	202,640	22,768	54,323	11,032	89,647	1,332,401
Vanguard PRIMECAP Fund	1,301,267	110,647	173,629	46,069	79,387	13,673	56,974	1,363,741
Vanguard Short-Term
Investment-Grade Fund	2,620,990	333,016	152,295	—	(61,110)	48,956	—	2,740,601
Vanguard U.S. Growth Fund	1,319,303	84,520	227,676	87,308	55,880	4,999	58,103	1,319,335
Vanguard Windsor Fund	1,626,996	99,272	60,347	2,333	39,781	26,469	44,803	1,708,035
Vanguard Windsor ll Fund	2,953,954	501,187	296,397	5,306	15,356	58,207	183,692	3,179,406
Total	21,269,705	2,312,854	1,802,374	236,713	14,169	362,442	569,021 22,031,071
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Total International Stock Index Fund

Schedule of Investments (unaudited)
As of July 31, 2018

		Market
		Value
	Shares	($000)
Common Stocks (98.7%)1
Argentina (0.0%)
Ternium Argentina SA	390	—

Australia (4.8%)
Commonwealth Bank of Australia	25,005,182	1,392,467
BHP Billiton Ltd.	45,630,899	1,191,727
Westpac Banking Corp.	48,618,328	1,064,380
CSL Ltd.	6,413,185	938,295
Australia & New Zealand Banking Group Ltd.	41,160,131	894,812
National Australia Bank Ltd.	38,648,126	813,749
Wesfarmers Ltd.	16,066,102	590,728
Woolworths Group Ltd.	18,623,126	416,636
Macquarie Group Ltd.	4,363,550	398,122
Woodside Petroleum Ltd.	13,250,054	355,148
Rio Tinto Ltd.	5,859,640	354,142
Transurban Group	31,521,646	274,096
Scentre Group	72,410,582	229,433
Aristocrat Leisure Ltd.	9,049,366	216,760
Suncorp Group Ltd.	18,411,545	204,860
Insurance Australia Group Ltd.	33,611,538	200,933
South32 Ltd.	73,079,531	194,494
Amcor Ltd.	16,433,636	183,969
* Origin Energy Ltd.	24,923,862	180,842
Goodman Group	25,156,440	180,346
Newcrest Mining Ltd.	10,876,258	174,729
Brambles Ltd.	22,568,161	165,749
AGL Energy Ltd.	9,280,284	151,859
QBE Insurance Group Ltd.	19,317,550	145,061
Treasury Wine Estates Ltd.	10,205,503	139,754
ASX Ltd.	2,735,477	133,578
Oil Search Ltd.	18,942,971	126,364
Telstra Corp. Ltd.	59,157,847	124,743
LendLease Group	8,242,144	123,319
APA Group	16,762,153	120,227
Cochlear Ltd.	795,131	120,189
* Santos Ltd.	25,086,836	118,831
Sonic Healthcare Ltd.	6,025,561	116,878
Dexus	14,554,782	109,195
Stockland	34,723,350	107,295
AMP Ltd.	41,536,109	105,046
BlueScope Steel Ltd.	7,820,734	102,764
James Hardie Industries plc	6,267,979	100,223
GPT Group	25,825,678	99,186
Computershare Ltd.	6,878,340	93,104
Tabcorp Holdings Ltd.	26,803,942	93,096
Aurizon Holdings Ltd.	27,376,806	92,728
Medibank Pvt Ltd.	39,401,742	91,128
Vicinity Centres	45,659,577	90,458
Mirvac Group	52,890,469	89,775
Caltex Australia Ltd.	3,696,272	89,420

	Boral Ltd.	16,579,733	81,937
	Sydney Airport	15,505,147	81,487
	SEEK Ltd.	4,984,561	79,286
	Ramsay Health Care Ltd.	1,802,284	75,261
	Challenger Ltd.	8,100,041	74,928
	Fortescue Metals Group Ltd.	22,977,542	74,736
	Alumina Ltd.	35,435,321	74,688
	Orica Ltd.	5,411,985	70,697
	Incitec Pivot Ltd.	23,628,598	66,623
	Bendigo & Adelaide Bank Ltd.	6,988,941	60,876
	Coca-Cola Amatil Ltd.	7,295,158	51,964
	Iluka Resources Ltd.	6,089,148	51,898
	Crown Resorts Ltd.	5,130,129	51,521
	CIMIC Group Ltd.	1,398,563	50,298
	Qantas Airways Ltd.	9,493,469	47,450
	Bank of Queensland Ltd.	5,700,878	47,131
	Downer EDI Ltd.	8,514,844	46,772
	Orora Ltd.	17,315,314	46,692
	REA Group Ltd.	713,450	46,064
*	Atlas Arteria Ltd.	9,356,261	45,473
	Northern Star Resources Ltd.	8,419,923	45,046
	Reliance Worldwide Corp. Ltd.	10,047,442	44,386
	Ansell Ltd.	2,052,002	43,980
	Star Entertainment Grp Ltd.	11,862,535	43,767
	Link Administration Holdings Ltd.	7,400,082	42,268
*	Xero Ltd.	1,302,996	41,517
	Flight Centre Travel Group Ltd.	814,474	41,188
	Healthscope Ltd.	25,135,364	40,835
	WorleyParsons Ltd.	2,925,056	39,912
	Whitehaven Coal Ltd.	9,655,831	39,028
	ALS Ltd.	6,993,230	38,747
	Beach Energy Ltd.	24,908,888	35,342
	Magellan Financial Group Ltd.	1,911,630	35,098
^	Qube Holdings Ltd.	17,915,443	34,515
	Adelaide Brighton Ltd.	6,603,920	33,803
	Charter Hall Group	6,740,660	33,551
	IOOF Holdings Ltd.	4,921,538	33,482
	OZ Minerals Ltd.	4,537,776	32,045
	DuluxGroup Ltd.	5,567,606	31,682
^	Domino's Pizza Enterprises Ltd.	851,844	31,633
	carsales.com Ltd.	3,026,698	31,384
	AusNet Services	25,633,878	31,065
	Evolution Mining Ltd.	14,756,751	30,602
	Investa Office Fund	7,792,764	29,882
	Sims Metal Management Ltd.	2,296,514	29,319
^	JB Hi-Fi Ltd.	1,623,002	28,753
	nib holdings Ltd.	6,491,302	27,206
	Metcash Ltd.	13,785,050	26,951
	Cleanaway Waste Management Ltd.	19,362,961	26,784
	Costa Group Holdings Ltd.	4,339,096	25,406
	Corporate Travel Management Ltd.	1,159,854	24,754
*	NEXTDC Ltd.	4,548,439	24,436
	Mineral Resources Ltd.	1,962,960	24,205
	Steadfast Group Ltd.	11,053,159	24,005
*,^	Afterpay Touch Group Ltd.	2,231,421	23,631
	Pendal Group Ltd.	3,417,625	23,622
	Altium Ltd.	1,512,439	22,984

	Independence Group NL	6,831,766	22,864
	Regis Resources Ltd.	6,836,547	22,670
	TPG Telecom Ltd.	5,247,051	22,500
	CSR Ltd.	7,081,974	22,348
	St. Barbara Ltd.	7,256,366	22,232
	Washington H Soul Pattinson & Co. Ltd.	1,305,516	21,165
	Perpetual Ltd.	642,795	20,867
^	Harvey Norman Holdings Ltd.	7,876,869	20,802
^	Blackmores Ltd.	186,058	20,505
	Seven Group Holdings Ltd.	1,436,151	20,480
^	Bapcor Ltd.	3,909,163	20,278
	Fairfax Media Ltd.	33,084,576	19,952
	Nufarm Ltd.	3,669,645	19,502
	Shopping Centres Australasia Property Group	10,676,106	19,092
	GrainCorp Ltd. Class A	3,358,335	18,508
	Primary Health Care Ltd.	6,759,639	17,666
	Cromwell Property Group	21,164,468	17,451
	BWP Trust	6,964,217	17,142
	IRESS Ltd.	1,959,883	16,836
^	InvoCare Ltd.	1,567,588	16,532
^	Webjet Ltd.	1,627,456	16,162
*	Lynas Corp. Ltd.	9,432,384	15,923
*,^	Mayne Pharma Group Ltd.	21,227,422	15,635
	Sirtex Medical Ltd.	649,071	15,334
*,^	Vocus Group Ltd.	8,524,978	15,314
2	MYOB Group Ltd.	6,478,030	15,078
	Charter Hall Retail REIT	4,867,066	14,955
*	Saracen Mineral Holdings Ltd.	10,670,666	14,868
	Premier Investments Ltd.	1,150,574	14,861
	ARB Corp. Ltd.	947,143	14,811
	SpeedCast International Ltd.	3,183,054	14,664
*,^	Pilbara Minerals Ltd.	22,316,064	14,616
^	Nine Entertainment Co. Holdings Ltd.	8,729,822	14,543
	Breville Group Ltd.	1,800,407	14,362
	Super Retail Group Ltd.	2,089,924	14,362
	Navitas Ltd.	4,413,036	14,119
	Monadelphous Group Ltd.	1,274,176	13,960
^	Platinum Asset Management Ltd.	3,337,810	13,625
	GUD Holdings Ltd.	1,280,140	13,502
^	Bega Cheese Ltd.	2,452,678	13,345
	Abacus Property Group	4,680,267	13,034
	IDP Education Ltd.	1,762,515	12,791
^	G8 Education Ltd.	6,552,204	12,123
	Sandfire Resources NL	2,206,013	12,118
^	WiseTech Global Ltd.	1,050,852	11,922
*,^	Galaxy Resources Ltd.	5,548,815	11,787
*	Emeco Holdings Ltd.	44,587,764	11,634
	Pact Group Holdings Ltd.	2,891,886	11,620
	Appen Ltd.	1,396,004	11,294
	oOh!media Ltd.	3,046,867	10,987
	Aveo Group	6,215,841	10,951
	SmartGroup Corp. Ltd.	1,197,549	10,814
	APN Outdoor Group Ltd.	2,273,976	10,655
*,^	Orocobre Ltd.	3,077,238	10,599
	Viva Energy REIT	6,291,519	10,203
	Southern Cross Media Group Ltd.	10,808,147	10,131
	National Storage REIT	7,756,781	9,861

	Charter Hall Long Wale REIT	3,095,328	9,809
	Eclipx Group Ltd.	4,211,752	9,614
	McMillan Shakespeare Ltd.	786,914	9,529
	Ardent Leisure Group	6,565,742	9,288
	Brickworks Ltd.	797,157	9,239
	Growthpoint Properties Australia Ltd.	3,282,291	9,102
	Elders Ltd.	1,617,227	9,030
	Western Areas Ltd.	3,619,839	8,734
*,^	Syrah Resources Ltd.	3,861,898	8,644
	GWA Group Ltd.	3,544,787	8,618
	Aventus Retail Property Fund Ltd.	5,042,495	8,582
	Domain Holdings Australia Ltd.	3,548,863	8,393
	Technology One Ltd.	2,275,740	8,362
^	Credit Corp. Group Ltd.	544,813	8,344
^	Bingo Industries Ltd.	4,013,650	8,282
*	Bellamy's Australia Ltd.	995,050	8,143
	Estia Health Ltd.	3,347,284	8,012
*,^	Mesoblast Ltd.	5,697,282	7,970
	Tassal Group Ltd.	2,520,480	7,828
	Seven West Media Ltd.	12,405,528	7,665
*,^	Nanosonics Ltd.	3,247,435	7,643
^	Inghams Group Ltd.	2,750,618	7,502
	Resolute Mining Ltd.	7,723,167	7,321
	Australian Pharmaceutical Industries Ltd.	5,698,940	7,173
^	IPH Ltd.	1,936,813	7,061
	Automotive Holdings Group Ltd.	3,460,060	7,032
^	Genworth Mortgage Insurance Australia Ltd.	3,395,969	6,791
	Rural Funds Group	4,555,702	6,778
	FlexiGroup Ltd.	3,941,485	6,706
^	HT&E Ltd.	3,597,201	6,676
*	Senex Energy Ltd.	19,546,418	6,529
	Gateway Lifestyle	3,832,072	6,527
*,^	Netwealth Group Ltd.	1,160,982	6,519
	Ingenia Communities Group	2,769,021	6,479
*,^	NRW Holdings Ltd.	5,129,941	6,472
	Ausdrill Ltd.	4,652,112	6,316
^	BWX Ltd.	1,499,936	6,298
	Arena REIT	3,511,033	6,006
*	Gold Road Resources Ltd.	11,958,226	5,997
	Select Harvests Ltd.	1,324,581	5,907
	Folkestone Education Trust	2,895,217	5,850
*,^	Australian Agricultural Co. Ltd.	5,914,329	5,570
	Collins Foods Ltd.	1,435,525	5,561
	Westgold Resources Ltd.	4,700,358	5,561
*,^	Dacian Gold Ltd.	2,505,750	5,472
	Hotel Property Investments	2,292,966	5,447
	Sigma Healthcare Ltd.	14,690,290	5,355
*,^	Starpharma Holdings Ltd.	5,328,031	5,348
	GDI Property Group	5,595,107	5,279
^	Regis Healthcare Ltd.	2,007,193	5,183
^	Japara Healthcare Ltd.	3,638,406	5,021
	Centuria Industrial REIT	2,557,556	5,020
	Accent Group Ltd.	4,555,347	4,846
§	RCR Tomlinson Ltd.	2,330,723	4,822
*	Kidman Resources Ltd.	4,441,171	4,633
*,^	Infigen Energy	8,921,424	4,346
	SeaLink Travel Group Ltd.	1,262,875	4,099

*	Perseus Mining Ltd.	13,577,981	4,045
^	Myer Holdings Ltd.	11,422,767	3,950
	OFX Group Ltd.	3,035,559	3,943
^	Greencross Ltd.	1,153,592	3,651
	MACA Ltd.	3,814,310	3,632
	SG Fleet Group Ltd.	1,374,673	3,620
*,^	Clean TeQ Holdings Ltd.	7,201,504	3,571
	Cedar Woods Properties Ltd.	774,857	3,537
^	Superloop Ltd.	2,069,173	3,475
*	Cardno Ltd.	3,672,873	3,464
	Virtus Health Ltd.	734,619	3,067
	WPP AUNZ Ltd.	4,396,749	3,009
	Cabcharge Australia Ltd.	1,686,106	2,950
	Mount Gibson Iron Ltd.	9,281,686	2,930
*,^	Liquefied Natural Gas Ltd.	5,906,148	2,923
	Asaleo Care Ltd.	5,081,451	2,645
*,^	Karoon Gas Australia Ltd.	2,456,915	2,147
*,^	Highfield Resources Ltd.	3,980,538	2,072
	ERM Power Ltd.	1,817,821	1,999
*	Village Roadshow Ltd.	1,293,770	1,827
	Reject Shop Ltd.	397,289	1,650
^	Ainsworth Game Technology Ltd.	1,892,877	1,595
*	Navigator Global Investments Ltd.	363,920	1,570
^	Blue Sky Alternative Investments Ltd.	1,094,213	1,569
	NZME Ltd.	2,404,527	1,360
	iSentia Group Ltd.	2,284,949	1,342
	Vita Group Ltd.	1,704,845	1,239
*	Decmil Group Ltd.	1,721,995	1,210
*	Cash Converters International Ltd.	4,122,717	1,028
*,§	Quintis Ltd.	4,010,408	879
*	OneMarket Ltd.	1,322,011	869
	Sims Metal Management Ltd. ADR	66,577	849
	Thorn Group Ltd.	1,316,213	582
	Fletcher Building Ltd. (XASX)	105,216	507
^	Retail Food Group Ltd.	1,337,704	407
	Newcrest Mining Ltd. ADR	14,972	240
*,§	SGH Energy Pty Ltd.	5,925,255	—
*,§	DSHE Holdings Ltd.	1,313,373	—
*,§	Jacana Minerals Ltd.	215,615	—
			17,102,876
Austria (0.2%)
	Erste Group Bank AG	4,090,594	176,679
	OMV AG	2,028,870	114,659
	voestalpine AG	1,628,799	81,498
	Raiffeisen Bank International AG	1,853,803	61,816
	ANDRITZ AG	1,021,791	57,925
	Wienerberger AG	1,688,617	41,394
*,^	IMMOFINANZ AG	1,458,423	38,394
	CA Immobilien Anlagen AG	981,276	34,306
	Lenzing AG	195,250	24,796
*,2	BAWAG Group AG	510,027	24,052
	Oesterreichische Post AG	478,908	22,684
	Verbund AG	463,278	18,266
	Schoeller-Bleckmann Oilfield Equipment AG	159,349	18,188
	Telekom Austria AG Class A	1,994,248	17,350
	S IMMO AG	758,254	16,487
	UNIQA Insurance Group AG	1,615,256	16,152

	Vienna Insurance Group AG Wiener Versicherung Gruppe	544,193	15,492
	Mayr Melnhof Karton AG	111,801	15,204
	Strabag SE	214,802	8,638
	EVN AG	397,480	7,906
^	DO & CO AG	92,633	6,499
	Palfinger AG	140,829	5,496
	Flughafen Wien AG	136,404	5,149
^	Porr AG	123,818	4,386
*	Agrana Beteiligungs AG	139,340	3,708
	Kapsch TrafficCom AG	71,027	3,285
*,^	Zumtobel Group AG	367,449	2,639
*,^	Semperit AG Holding	116,475	2,309
			845,357
Belgium (0.8%)
	Anheuser-Busch InBev SA/NV	10,802,855	1,099,350
	KBC Group NV	3,920,597	300,981
	Umicore SA	2,923,799	171,109
	UCB SA	1,708,515	146,890
	Ageas	2,680,344	143,762
	Solvay SA Class A	985,669	135,038
	Groupe Bruxelles Lambert SA	1,024,951	108,880
	Ackermans & van Haaren NV	320,273	58,413
	Colruyt SA	925,953	55,355
	Proximus SADP	2,012,689	49,329
	Cofinimmo SA	328,907	43,073
	Sofina SA	208,803	37,840
	Ontex Group NV	1,143,778	34,583
*	Telenet Group Holding NV	683,970	32,936
	Warehouses De Pauw CVA	231,888	31,134
	Elia System Operator SA/NV	443,654	27,649
	KBC Ancora	491,108	26,949
	Melexis NV	265,082	24,656
	Aedifica SA	245,987	23,460
	bpost SA	1,445,360	22,785
^	Euronav NV	2,348,015	19,870
	Barco NV	134,445	19,083
	Befimmo SA	249,708	15,003
	Gimv NV	248,375	14,762
	Bekaert SA	506,594	14,230
*	Tessenderlo Chemie NV (Voting Shares)	349,486	14,053
	D'ieteren SA/NV	314,923	13,718
	Cie d'Entreprises CFE	97,655	12,202
*	AGFA-Gevaert NV	2,473,568	11,809
	Kinepolis Group NV	174,996	11,192
*,^	Ion Beam Applications	272,340	7,128
^	Econocom Group SA/NV	1,788,725	6,316
	Orange Belgium SA	379,833	6,093
*,^	Nyrstar (Voting Shares)	951,467	4,561
	EVS Broadcast Equipment SA	161,956	3,781
	Van de Velde NV	84,350	2,958
	Wereldhave Belgium NV	25,322	2,828
^	Greenyard NV	183,101	2,282
	Fagron	122,369	2,266
*	Mithra Pharmaceuticals SA	10,387	408
			2,758,715

Brazil (1.5%)
Vale SA	43,766,481	639,478
Itau Unibanco Holding SA Preference Shares	35,575,152	426,527
Banco Bradesco SA Preference Shares	41,309,095	336,015
Ambev SA	55,187,166	285,398
Petroleo Brasileiro SA	43,551,892	254,584
Petroleo Brasileiro SA Preference Shares	44,491,975	233,763
B3 SA - Brasil Bolsa Balcao	28,038,329	177,719
Itausa - Investimentos Itau SA Preference Shares	61,274,962	170,113
Banco do Brasil SA	14,794,056	128,102
Banco Bradesco SA	11,889,007	88,313
Itau Unibanco Holding SA ADR	7,175,165	86,030
Vale SA Class B ADR	5,772,617	84,627
Lojas Renner SA	10,183,540	83,784
Suzano Papel e Celulose SA	6,622,606	78,607
Ultrapar Participacoes SA	6,079,862	65,848
Raia Drogasil SA	3,234,077	64,073
Kroton Educacional SA	21,183,616	63,777
BB Seguridade Participacoes SA	9,640,982	62,907
* Rumo SA	15,774,292	62,411
Cielo SA	15,902,014	60,798
Klabin SA	10,461,435	56,303
Telefonica Brasil SA Preference Shares	5,097,993	55,771
Gerdau SA Preference Shares	12,257,714	54,474
Banco Santander Brasil SA	5,571,687	54,154
WEG SA	10,626,579	52,407
Lojas Americanas SA Preference Shares	10,505,814	50,775
Banco Bradesco SA ADR	6,241,726	50,433
Petroleo Brasileiro SA ADR Preference Shares	4,774,096	49,937
Fibria Celulose SA	2,494,405	49,180
CCR SA	16,045,864	45,017
Localiza Rent a Car SA	6,982,844	44,186
Embraer SA	8,406,915	43,118
* BRF SA	7,033,806	42,447
Hypera SA	5,664,222	41,878
Equatorial Energia SA	2,412,474	39,369
Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	1,713,702	37,965
Magazine Luiza SA	1,036,470	36,524
TIM Participacoes SA	10,502,628	34,698
JBS SA	14,431,758	34,683
Ambev SA ADR	6,413,612	32,966
Braskem SA Preference Shares	2,253,646	32,850
* BR Malls Participacoes SA	11,583,035	30,707
Bradespar SA Preference Shares	3,232,737	28,061
Cia de Saneamento Basico do Estado de Sao Paulo	3,805,213	25,346
Estacio Participacoes SA	3,619,622	25,026
Petrobras Distribuidora SA	4,792,555	24,887
Cia Energetica de Minas Gerais Preference Shares	11,231,377	24,627
IRB Brasil Resseguros S/A	1,724,159	24,530
Cosan SA	2,460,475	24,170
Fleury SA	2,941,642	21,459
Multiplan Empreendimentos Imobiliarios SA	3,962,514	21,199
Energisa SA	2,559,779	20,672
Natura Cosmeticos SA	2,635,881	20,436
Engie Brasil Energia SA	2,006,297	19,987
Atacadao Distribuicao Comercio e Industria Ltda	4,790,183	19,961
CVC Brasil Operadora e Agencia de Viagens SA	1,662,549	19,534

	Metalurgica Gerdau SA Preference Shares Class A	9,176,469	18,801
	Sul America SA	3,159,104	18,576
	Porto Seguro SA	1,357,700	17,942
	Qualicorp Consultoria e Corretora de Seguros SA	3,348,670	17,889
	Transmissora Alianca de Energia Eletrica SA	3,277,969	17,651
*	B2W Cia Digital	2,335,835	17,519
*	Azul SA Prior Preference Shares.	2,680,987	17,236
*	Cia Siderurgica Nacional SA	7,006,464	17,137
*	Centrais Eletricas Brasileiras SA Preference Shares	3,131,818	16,088
	EDP - Energias do Brasil SA	4,298,020	15,631
	Itau Unibanco Holding SA	1,458,579	15,545
	MRV Engenharia e Participacoes SA	4,285,912	15,085
	Fibria Celulose SA ADR	764,721	15,034
	TOTVS SA	1,910,477	14,996
	Banco BTG Pactual SA	2,737,342	14,440
*	Centrais Eletricas Brasileiras SA	2,917,052	13,422
	Sao Martinho SA	2,512,342	13,053
	Odontoprev SA	3,613,696	12,834
	Usinas Siderurgicas de Minas Gerais SA Preference Shares	5,362,529	12,673
	M Dias Branco SA	1,229,304	12,567
	Iguatemi Empresa de Shopping Centers SA	1,354,253	12,145
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,921,280	12,109
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	740,791	12,107
	Cia Energetica de Sao Paulo Preference Shares	2,584,904	11,990
	Lojas Americanas SA	3,228,427	11,784
	Banco do Estado do Rio Grande do Sul SA Preference Shares	2,796,396	11,720
	Iochpe Maxion SA	1,855,378	11,394
	Cia de Saneamento do Parana	953,121	11,306
	Cia Brasileira de Distribuicao ADR	501,509	11,093
	Smiles Fidelidade SA	810,400	11,055
	Duratex SA	3,962,515	10,747
	Cia de Saneamento de Minas Gerais-COPASA	974,917	10,567
	Gerdau SA ADR	2,374,570	10,448
	Embraer SA ADR	502,320	10,272
	Via Varejo SA	1,767,500	10,026
	Telefonica Brasil SA ADR	816,395	9,013
	Linx SA	1,811,466	8,963
	SLC Agricola SA	621,022	8,753
	Marcopolo SA Preference Shares	7,650,312	7,746
	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,145,710	7,676
	Magnesita Refratarios SA	403,725	7,374
	Alpargatas SA Preference Shares	2,053,536	6,976
	Grendene SA	3,329,049	6,909
*	Marfrig Global Foods SA	3,118,056	6,812
	Cia Hering	1,698,144	6,674
	Arezzo Industria e Comercio SA	582,146	6,615
	Braskem SA ADR	217,688	6,313
	Alupar Investimento SA	1,442,727	6,285
	Cia Paranaense de Energia Preference Shares	1,062,050	5,801
	EcoRodovias Infraestrutura e Logistica SA	2,767,102	5,751
*	Construtora Tenda SA	803,799	5,694
	AES Tiete Energia SA	2,107,945	5,684
*,^	BRF SA ADR	923,510	5,606
*	Dommo Energia SA	14,639,801	5,344
	QGEP Participacoes SA	1,203,495	5,188
	Light SA	1,448,059	5,046
	Aliansce Shopping Centers SA	1,200,950	4,835

	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
	Identificacao SA	938,070	4,536
	Randon Participacoes SA Preference Shares	2,464,483	4,511
	Multiplus SA	594,724	4,389
2	Ser Educacional SA	919,425	4,333
*	Centrais Eletricas Brasileiras SA ADR Preference Shares	836,058	4,235
	Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	261,342	4,154
*	BK Brasil Operacao e Assessoria a Restaurantes SA	1,085,619	4,145
*	Gol Linhas Aereas Inteligentes SA Preference Shares	1,115,700	4,105
*,^	Cia Siderurgica Nacional SA ADR	1,705,976	4,077
^	Cia Energetica de Minas Gerais ADR	1,842,053	3,868
	Tupy SA	717,969	3,851
	BR Properties SA	1,575,123	3,785
	Mahle-Metal Leve SA	508,034	3,722
*,^	Centrais Eletricas Brasileiras SA ADR	805,734	3,690
	Ez Tec Empreendimentos e Participacoes SA	741,197	3,420
	TIM Participacoes SA ADR	207,328	3,404
	Instituto Hermes Pardini SA	690,141	3,387
*	Cosan Logistica SA	1,205,224	3,307
*	Camil Alimentos SA	1,722,500	2,905
	Cia Paranaense de Energia ADR	471,562	2,565
	Guararapes Confeccoes SA	98,435	2,511
*	Direcional Engenharia SA	1,277,169	2,355
*	Minerva SA	1,166,191	2,343
	Cia Energetica de Minas Gerais	1,173,927	2,261
	Anima Holding SA	547,284	2,187
*	Even Construtora e Incorporadora SA	2,147,883	2,129
	Santos Brasil Participacoes SA	2,932,945	2,110
*	Alliar Medicos A Frente SA	591,400	2,078
	Wiz Solucoes e Corretagem de Seguros SA	874,700	1,841
	Sonae Sierra Brasil SA	317,260	1,741
	Movida Participacoes SA	962,100	1,489
	Cia Paranaense de Energia	245,100	1,241
	Dimed SA Distribuidora da Medicamentos	11,890	1,077
	Petroleo Brasileiro SA ADR	70,374	826
*	JSL SA	736,268	800
*	Marisa Lojas SA	669,486	790
*,^	Gol Linhas Aereas Inteligentes SA ADR	93,510	685
	Cia de Gas de Sao Paulo - COMGAS	30,600	485
	Gafisa SA ADR	44,589	291
	Cia de Saneamento do Parana Preference Shares	36,801	81
	Klabin SA Preference Shares	62,213	55
*	Movida Participacoes SA Rights Expire 08/31/2018	226,122	20
*,§	Iochpe Maxion SA Warrants Expire 04/01/2019	34,886	14
			5,476,350
Canada (6.5%)
	Royal Bank of Canada	20,521,205	1,601,974
	Toronto-Dominion Bank	26,211,593	1,554,944
	Bank of Nova Scotia	17,329,689	1,026,979
	Suncor Energy Inc.	23,261,052	979,544
	Canadian National Railway Co.	10,459,633	933,676
^	Enbridge Inc.	23,706,595	841,945
^	Bank of Montreal	9,167,322	726,635
	Canadian Natural Resources Ltd.	17,135,349	629,642
	Canadian Imperial Bank of Commerce	6,310,038	575,876
	TransCanada Corp.	12,461,634	560,503
	Manulife Financial Corp.	28,218,287	524,083

Brookfield Asset Management Inc. Class A	12,016,998	507,063
Nutrien Ltd.	9,016,936	489,716
Canadian Pacific Railway Ltd.	2,031,657	402,911
Sun Life Financial Inc.	8,639,908	353,341
^ Magna International Inc.	4,796,310	292,162
Alimentation Couche-Tard Inc. Class B	5,993,160	275,275
Rogers Communications Inc. Class B	5,103,748	260,200
^ Pembina Pipeline Corp.	7,154,758	257,403
National Bank of Canada	4,867,743	238,625
* CGI Group Inc. Class A	3,564,271	230,101
Fairfax Financial Holdings Ltd.	387,152	218,747
Restaurant Brands International Inc.	3,249,470	207,306
Constellation Software Inc.	282,724	204,956
Franco-Nevada Corp.	2,606,018	191,157
Fortis Inc.	5,780,330	190,049
Encana Corp.	13,694,515	188,966
Teck Resources Ltd. Class B	7,184,792	187,401
BCE Inc.	4,237,055	180,055
Barrick Gold Corp.	15,813,828	177,242
^ Dollarama Inc.	4,632,121	167,360
Thomson Reuters Corp.	3,977,461	165,048
^ Goldcorp Inc.	12,279,442	153,487
Intact Financial Corp.	1,986,445	151,543
First Quantum Minerals Ltd.	9,692,707	151,182
Waste Connections Inc.	1,890,070	146,632
Cenovus Energy Inc.	14,533,298	145,797
^ Loblaw Cos. Ltd.	2,700,263	142,771
Waste Connections Inc.	1,836,653	142,543
Agnico Eagle Mines Ltd.	3,318,950	139,050
^ Open Text Corp.	3,626,474	134,956
Wheaton Precious Metals Corp.	6,296,057	131,937
Shaw Communications Inc. Class B	6,266,529	131,078
Power Corp. of Canada	5,567,445	126,641
Imperial Oil Ltd.	3,573,382	122,377
^ Canadian Tire Corp. Ltd. Class A	889,433	121,137
Metro Inc.	3,437,404	115,897
* Bombardier Inc. Class B	29,535,823	111,255
^ SNC-Lavalin Group Inc.	2,508,220	111,080
CCL Industries Inc. Class B	2,080,904	105,577
* Bausch Health Cos. Inc.	4,849,501	105,389
Inter Pipeline Ltd.	5,477,350	104,423
^ Saputo Inc.	3,116,861	103,915
TELUS Corp.	2,820,235	103,088
Great-West Lifeco Inc.	3,968,566	98,082
Onex Corp.	1,200,050	89,825
^ RioCan REIT	4,585,185	87,485
^ Keyera Corp.	2,940,044	85,115
WSP Global Inc.	1,473,377	83,746
Power Financial Corp.	3,539,541	82,989
Methanex Corp.	1,176,843	81,294
CAE Inc.	3,862,919	80,474
Gildan Activewear Inc.	3,092,110	79,653
Husky Energy Inc.	4,370,400	74,315
* Stars Group Inc.	2,093,265	71,704
^ Tourmaline Oil Corp.	3,606,861	71,258
* BlackBerry Ltd.	6,873,177	67,472
2 Hydro One Ltd.	4,546,298	66,402

	H&R REIT	4,276,484	66,341
*,^	Canopy Growth Corp.	2,489,835	65,689
^	Canadian Apartment Properties REIT	1,968,342	65,594
^	Vermilion Energy Inc.	1,885,968	64,922
	Industrial Alliance Insurance & Financial Services Inc.	1,574,235	64,743
^	CI Financial Corp.	3,661,199	63,973
*	Kinross Gold Corp.	17,650,495	63,772
	Finning International Inc.	2,424,740	63,487
^	PrairieSky Royalty Ltd.	3,344,432	63,451
	Cameco Corp.	5,591,262	60,432
^	ARC Resources Ltd.	5,045,390	59,923
^	West Fraser Timber Co. Ltd.	958,831	59,556
^	Algonquin Power & Utilities Corp.	5,966,734	58,619
^	Kirkland Lake Gold Ltd.	2,646,781	57,845
	Toromont Industries Ltd.	1,123,661	57,693
	George Weston Ltd.	674,498	56,113
^	Crescent Point Energy Corp.	7,741,028	52,783
^	Parkland Fuel Corp.	1,888,675	51,077
	Empire Co. Ltd.	2,459,334	50,705
^	AltaGas Ltd.	2,490,900	50,685
	Lundin Mining Corp.	9,081,365	50,264
	TMX Group Ltd.	781,317	50,248
	Ritchie Bros Auctioneers Inc.	1,487,758	49,487
*,^	Aurora Cannabis Inc.	8,940,592	48,248
^	Enbridge Income Fund Holdings Inc.	1,913,248	47,918
	Enerplus Corp.	3,464,936	45,201
*	Seven Generations Energy Ltd. Class A	3,892,002	44,459
	Allied Properties REIT	1,356,243	44,258
	Canadian Utilities Ltd. Class A	1,716,173	42,810
	Yamana Gold Inc.	13,317,021	42,484
^	Stantec Inc.	1,610,760	42,063
	TFI International Inc.	1,226,108	40,718
	Colliers International Group Inc.	485,269	39,677
^	Maxar Technologies Ltd.	807,039	39,550
^	Whitecap Resources Inc.	5,955,479	39,326
^	SmartCentres REIT	1,683,880	39,273
*	Turquoise Hill Resources Ltd.	13,734,126	38,114
^	Choice Properties REIT	3,952,581	37,859
	Quebecor Inc. Class B	1,768,325	36,852
	Chartwell Retirement Residences	3,104,515	36,562
*	Parex Resources Inc.	2,065,331	36,453
*	IAMGOLD Corp.	6,620,666	36,390
^	IGM Financial Inc.	1,197,886	35,959
	FirstService Corp.	426,860	35,416
*	Descartes Systems Group Inc.	1,107,107	35,387
	Canadian Western Bank	1,259,471	35,329
	First Capital Realty Inc.	2,213,722	34,511
	Pan American Silver Corp.	2,090,590	34,392
*	B2Gold Corp.	13,455,573	33,513
^	Premium Brands Holdings Corp.	420,319	32,954
	Atco Ltd.	1,058,136	32,447
	NFI Group Inc.	817,614	31,407
	Linamar Corp.	666,771	30,472
	Cott Corp.	1,905,111	30,418
	Alamos Gold Inc. Class A	5,536,521	30,048
	Capital Power Corp.	1,478,610	30,030
	Northland Power Inc.	1,636,180	29,910

*	Great Canadian Gaming Corp.	819,546	29,591
^	Gibson Energy Inc.	2,020,508	28,300
^	Maple Leaf Foods Inc.	1,172,849	28,085
	Granite REIT	665,358	27,599
^	Emera Inc.	836,564	27,106
	OceanaGold Corp.	8,671,992	26,666
^	Norbord Inc.	732,592	26,356
^	Cominar REIT	2,712,390	26,251
^	Element Fleet Management Corp.	5,340,311	25,699
	Dream Global REIT	2,376,314	25,446
*	Detour Gold Corp.	2,483,830	24,478
*	Kinaxis Inc.	347,822	23,471
^	Stella-Jones Inc.	692,724	23,138
	TransAlta Corp.	4,044,055	23,036
*,^	Aphria Inc.	2,586,058	22,882
^	Laurentian Bank of Canada	636,428	22,808
*	MEG Energy Corp.	3,474,492	22,650
^	Enercare Inc.	1,521,760	22,121
	Transcontinental Inc. Class A	911,273	21,667
^	Osisko Gold Royalties Ltd.	2,221,424	21,090
*	Canfor Corp.	946,974	20,762
^	Genworth MI Canada Inc.	582,265	20,496
*	Celestica Inc.	1,716,464	20,294
^	Cineplex Inc.	892,223	20,041
^	Dream Office REIT	1,085,551	20,011
^	ShawCor Ltd.	979,629	19,956
^	Superior Plus Corp.	2,023,165	19,923
*	Pretium Resources Inc.	2,380,267	19,524
*	Tahoe Resources Inc.	4,328,383	19,432
^	Peyto Exploration & Development Corp.	2,346,659	19,338
*	Endeavour Mining Corp.	1,043,861	19,098
^	Artis REIT	1,968,777	19,054
	Enbridge Inc.	536,462	19,007
^	Boardwalk REIT	533,619	18,771
	Russel Metals Inc.	879,759	18,747
^	Innergex Renewable Energy Inc.	1,741,652	18,034
	Hudbay Minerals Inc.	3,420,170	17,800
*	Air Canada Class B	965,665	17,467
*	Ivanhoe Mines Ltd.	8,702,529	17,327
*	SSR Mining Inc.	1,625,211	16,891
	Mullen Group Ltd.	1,369,107	16,882
*	Kelt Exploration Ltd.	2,112,491	16,142
	Enghouse Systems Ltd.	270,055	16,101
*	ATS Automation Tooling Systems Inc.	1,066,900	16,042
^	North West Co. Inc.	692,910	15,831
	Pason Systems Inc.	1,028,341	15,779
	Nevsun Resources Ltd.	4,207,754	15,623
*	NuVista Energy Ltd.	2,394,416	15,480
*,^	First Majestic Silver Corp.	2,329,783	15,456
*	Precision Drilling Corp.	4,205,139	15,226
	Winpak Ltd.	416,585	15,103
^	Birchcliff Energy Ltd.	3,711,728	14,695
*	Centerra Gold Inc.	3,048,116	13,848
*,^	NovaGold Resources Inc.	3,188,386	13,750
	Enerflex Ltd.	1,212,270	13,727
	Northview Apartment REIT	671,700	13,637
	ECN Capital Corp.	4,851,435	13,463

	Martinrea International Inc.	1,218,238	13,176
*	SEMAFO Inc.	4,439,983	13,038
^	Westshore Terminals Investment Corp.	695,324	12,978
*	Raging River Exploration Inc.	3,062,112	12,947
*,^	Home Capital Group Inc. Class B	1,085,990	12,773
^	Secure Energy Services Inc.	2,080,804	12,605
*	Gran Tierra Energy Inc.	3,626,288	12,126
*	Eldorado Gold Corp.	10,919,401	11,920
^	CES Energy Solutions Corp.	3,464,109	11,903
^	TORC Oil & Gas Ltd.	2,007,621	11,745
*,^	Paramount Resources Ltd. Class A	1,034,484	11,610
^	TransAlta Renewables Inc.	1,255,085	11,587
^	Hudson's Bay Co.	1,368,367	11,034
	Aecon Group Inc.	862,056	10,914
*	New Gold Inc.	8,187,054	10,196
*,^	Baytex Energy Corp.	3,198,042	9,932
	Cascades Inc.	966,129	9,261
	Cogeco Communications Inc.	169,850	9,218
*	Torex Gold Resources Inc.	1,230,050	9,087
*	Advantage Oil & Gas Ltd.	2,609,424	9,027
*	Canadian Solar Inc.	651,598	8,784
*	Alacer Gold Corp.	3,937,409	8,536
	Barrick Gold Corp.	731,861	8,190
^	Ensign Energy Services Inc.	1,822,244	7,929
*	Obsidian Energy Ltd.	7,082,717	7,568
*,^	Sierra Wireless Inc.	449,157	7,285
^	Extendicare Inc.	1,182,289	6,753
*	Gran Tierra Energy Inc.	1,991,630	6,632
	Fortis Inc.	200,103	6,557
	Dorel Industries Inc. Class B	348,053	6,381
*,^	China Gold International Resources Corp. Ltd.	3,161,042	5,516
	Just Energy Group Inc.	1,373,005	5,193
^	First National Financial Corp.	213,334	4,856
^	Corus Entertainment Inc. Class B	1,555,600	4,855
*,^	ProMetic Life Sciences Inc.	9,188,612	4,733
	Restaurant Brands International Inc.	70,000	4,419
	Morguard REIT	379,196	3,827
*	Trisura Group Ltd.	36,762	791
*	Osisko Gold Royalties Warrants Expire 02/26/2019	38,586	9
*	Poseidon Concepts Corp.	320,721	—
*,§,^ Great Basin Gold Ltd.		2,279,068	—
			23,353,353
Chile (0.3%)
	Empresas COPEC SA	6,911,161	110,915
	SACI Falabella	8,947,901	83,211
	Enel Americas SA	362,809,313	64,063
	Empresas CMPC SA	15,784,704	63,865
	Banco Santander Chile	745,913,371	61,486
	Banco de Chile	394,700,337	61,432
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,151,497	55,623
	Cencosud SA	19,213,215	52,635
	Latam Airlines Group SA	4,454,845	50,728
	Banco de Credito e Inversiones SA	605,658	41,844
	Enel Chile SA	330,046,009	35,062
	Cia Cervecerias Unidas SA	1,998,528	27,178
	Itau CorpBanca	2,299,343,785	24,301
	Parque Arauco SA	7,962,503	22,455

	Aguas Andinas SA Class A	36,084,917	21,001
	Colbun SA	92,994,303	20,751
	Empresa Nacional de Telecomunicaciones SA	1,927,988	18,190
	Embotelladora Andina SA Preference Shares	3,485,507	14,521
	Engie Energia Chile SA	6,512,168	13,267
	Vina Concha y Toro SA	5,867,166	12,651
	Banco Santander Chile ADR	333,877	10,955
	CAP SA	1,028,663	10,646
	AES Gener SA	38,701,685	10,290
^	Sociedad Quimica y Minera de Chile SA ADR	201,810	9,741
	Inversiones Aguas Metropolitanas SA	5,900,897	9,312
	SONDA SA	6,057,574	9,235
	Ripley Corp. SA	8,373,183	7,874
	Inversiones La Construccion SA	438,435	7,299
	Salfacorp SA	4,304,772	6,675
*	Cia Sud Americana de Vapores SA	189,952,992	5,561
	Enel Americas SA ADR	607,166	5,325
	Enel Chile SA ADR	952,718	5,002
*	SMU SA	15,935,087	4,784
	Forus SA	1,130,159	3,367
	Besalco SA	3,236,010	2,949
	Sociedad de Inversiones Oro Blanco SA	326,621,234	2,637
^	Latam Airlines Group SA ADR	203,475	2,316
			969,147
China (6.7%)
	Tencent Holdings Ltd.	80,925,935	3,683,295
*,^	Alibaba Group Holding Ltd. ADR	15,330,124	2,870,259
	China Construction Bank Corp.	1,270,088,657	1,161,221
*	Baidu Inc. ADR	3,943,635	974,788
	Industrial & Commercial Bank of China Ltd.	1,110,653,386	825,397
	China Mobile Ltd.	75,169,719	679,039
	Ping An Insurance Group Co. of China Ltd.	70,827,519	659,353
	Bank of China Ltd.	1,082,043,110	511,175
*	JD.com Inc. ADR	11,214,417	402,149
	CNOOC Ltd.	225,821,337	378,329
	China Petroleum & Chemical Corp.	362,775,046	348,715
	NetEase Inc. ADR	1,040,566	268,466
	China Life Insurance Co. Ltd.	105,674,016	265,545
	PetroChina Co. Ltd.	295,981,469	225,404
*	Ctrip.com International Ltd. ADR	5,426,814	223,313
	Agricultural Bank of China Ltd.	436,854,736	212,291
	China Merchants Bank Co. Ltd.	53,648,517	210,424
	China Overseas Land & Investment Ltd.	54,458,617	171,568
	New Oriental Education & Technology Group Inc. ADR	1,951,366	167,896
	Country Garden Holdings Co. Ltd.	104,622,147	163,041
	CSPC Pharmaceutical Group Ltd.	62,115,084	162,839
	Geely Automobile Holdings Ltd.	68,686,726	157,530
	Sunny Optical Technology Group Co. Ltd.	9,239,894	153,259
	China Pacific Insurance Group Co. Ltd.	36,670,552	143,484
	China Resources Land Ltd.	38,030,022	139,445
*	TAL Education Group ADR	4,035,472	129,095
	Shenzhou International Group Holdings Ltd.	10,237,788	125,724
	Sino Biopharmaceutical Ltd.	90,864,813	124,451
*,^	China Evergrande Group	41,858,554	116,166
	China Shenhua Energy Co. Ltd.	48,442,112	109,834
	PICC Property & Casualty Co. Ltd.	95,919,942	108,383
	Anhui Conch Cement Co. Ltd.	16,653,345	107,101

	ENN Energy Holdings Ltd.	10,350,288	105,239
	China Unicom Hong Kong Ltd.	83,934,104	103,639
^	Sunac China Holdings Ltd.	31,268,044	102,241
	China Resources Beer Holdings Co. Ltd.	22,253,025	100,274
	CITIC Ltd.	70,387,492	99,773
	China Telecom Corp. Ltd.	197,305,459	93,316
*	58.com Inc. ADR	1,369,205	92,093
	Hengan International Group Co. Ltd.	10,218,209	91,023
	China Gas Holdings Ltd.	22,355,877	90,691
	China Conch Venture Holdings Ltd.	23,037,500	86,908
	ANTA Sports Products Ltd.	16,951,632	86,576
	ZTO Express Cayman Inc. ADR	4,189,241	83,073
	Bank of Communications Co. Ltd.	110,897,445	80,282
*,^	BeiGene Ltd. ADR	420,571	79,765
	Autohome Inc. ADR	789,494	76,384
	China CITIC Bank Corp. Ltd.	117,782,183	75,807
	Guangdong Investment Ltd.	41,728,149	71,940
	China Taiping Insurance Holdings Co. Ltd.	20,837,688	71,504
*,2	Wuxi Biologics Cayman Inc.	6,987,538	71,196
*	SINA Corp.	881,308	70,928
	China Communications Construction Co. Ltd.	63,542,656	70,390
	China Minsheng Banking Corp. Ltd.	92,540,740	68,807
	CITIC Securities Co. Ltd.	31,842,764	63,841
	Sinopharm Group Co. Ltd.	14,548,297	61,579
*,^,2 Xiaomi Corp. Class B		27,224,621	61,046
	Lenovo Group Ltd.	107,547,164	59,809
	China National Building Material Co. Ltd.	54,927,177	59,796
	China Vanke Co. Ltd.	18,551,377	59,396
	Fosun International Ltd.	32,269,781	59,165
	Longfor Group Holdings Ltd.	20,938,066	59,072
*	Huazhu Group Ltd. ADR	1,468,919	58,771
*	Vipshop Holdings Ltd. ADR	6,053,166	58,413
*	Momo Inc. ADR	1,409,209	57,806
	New China Life Insurance Co. Ltd.	12,410,672	57,295
2	Postal Savings Bank of China Co. Ltd.	83,813,000	56,341
^	BYD Co. Ltd.	9,705,044	55,133
*	YY Inc. ADR	581,609	54,223
	China Resources Gas Group Ltd.	11,322,453	53,739
2	People's Insurance Co. Group of China Ltd.	117,728,731	52,711
	China Resources Power Holdings Co. Ltd.	27,039,591	52,231
	Brilliance China Automotive Holdings Ltd.	39,379,604	51,554
	CRRC Corp. Ltd.	57,849,547	50,872
	Haier Electronics Group Co. Ltd.	17,370,569	50,801
	Haitong Securities Co. Ltd.	48,905,052	49,497
	China Railway Group Ltd.	56,771,594	49,318
	Shimao Property Holdings Ltd.	17,037,578	48,455
^	Fullshare Holdings Ltd.	108,941,356	48,085
	China Everbright International Ltd.	38,404,033	46,856
*,^	Alibaba Health Information Technology Ltd.	44,364,764	45,577
	Huaneng Power International Inc.	60,436,082	45,532
	China Longyuan Power Group Corp. Ltd.	48,074,215	44,778
*	Weibo Corp. ADR	529,542	43,820
	Zhuzhou CRRC Times Electric Co. Ltd.	7,286,591	43,773
	China Resources Cement Holdings Ltd.	38,204,511	43,676
2	CGN Power Co. Ltd.	161,252,733	42,769
	Guangzhou Automobile Group Co. Ltd.	44,438,970	41,830
	TravelSky Technology Ltd.	14,644,297	41,744

	Dongfeng Motor Group Co. Ltd.	41,493,373	41,718
	China Jinmao Holdings Group Ltd.	83,264,341	40,191
	China Cinda Asset Management Co. Ltd.	142,194,515	39,963
*	China Biologic Products Holdings Inc.	378,238	38,573
	China Merchants Port Holdings Co. Ltd.	18,600,862	38,570
*,2	Huatai Securities Co. Ltd.	24,261,836	38,315
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	7,730,187	36,978
	Beijing Enterprises Holdings Ltd.	7,430,319	36,251
2	China Huarong Asset Management Co. Ltd.	141,506,999	36,096
	Kunlun Energy Co. Ltd.	40,874,777	35,360
	Kingboard Holdings Ltd.	10,045,952	35,155
	Yanzhou Coal Mining Co. Ltd.	27,627,080	34,512
2	China Resources Pharmaceutical Group Ltd.	23,627,500	34,394
	Kingdee International Software Group Co. Ltd.	30,729,312	34,154
	China Railway Construction Corp. Ltd.	28,243,795	34,118
	Beijing Enterprises Water Group Ltd.	62,041,802	33,919
	Weichai Power Co. Ltd.	26,824,602	32,818
^	Great Wall Motor Co. Ltd.	45,177,947	32,566
	Shanghai Pharmaceuticals Holding Co. Ltd.	12,143,270	32,243
	GF Securities Co. Ltd.	22,524,142	31,612
	China State Construction International Holdings Ltd.	26,372,595	31,442
	Sinopec Shanghai Petrochemical Co. Ltd.	51,465,669	30,946
	Agile Group Holdings Ltd.	19,982,613	30,854
*	51job Inc. ADR	334,103	30,661
	CIFI Holdings Group Co. Ltd.	46,704,714	30,511
	China Medical System Holdings Ltd.	17,806,327	30,493
	Jiayuan International Group Ltd.	15,679,085	30,476
	Zijin Mining Group Co. Ltd.	82,181,045	30,468
	China Oriental Group Co. Ltd.	34,906,421	30,360
	Kingsoft Corp. Ltd.	12,326,056	29,982
2	3SBio Inc.	13,633,425	29,087
	Far East Horizon Ltd.	29,903,973	28,797
*	China First Capital Group Ltd.	44,087,018	28,607
^	China Molybdenum Co. Ltd.	55,392,429	28,374
	Tsingtao Brewery Co. Ltd.	5,297,892	28,370
2	China Galaxy Securities Co. Ltd.	53,935,223	27,965
	Beijing Capital International Airport Co. Ltd.	24,285,443	27,662
	Nine Dragons Paper Holdings Ltd.	22,173,708	27,503
	Huaneng Renewables Corp. Ltd.	72,004,925	26,792
	Guangzhou R&F Properties Co. Ltd.	14,785,667	26,620
2	Fuyao Glass Industry Group Co. Ltd.	7,219,689	26,190
	China Traditional Chinese Medicine Holdings Co. Ltd.	34,812,281	25,681
*	Li Ning Co. Ltd.	23,435,714	25,566
	Chongqing Rural Commercial Bank Co. Ltd.	41,527,469	25,443
*	Aluminum Corp. of China Ltd.	55,728,772	25,412
*,^	Genscript Biotech Corp.	10,276,198	25,225
2	Dali Foods Group Co. Ltd.	29,464,303	24,704
*,^	BEST Inc. ADR	2,529,097	24,355
^,2	Guotai Junan Securities Co. Ltd.	11,738,812	24,353
	Sino-Ocean Group Holding Ltd.	42,157,431	23,845
	Air China Ltd.	25,799,885	23,828
	China Oilfield Services Ltd.	25,877,700	23,664
*,^,2 China Literature Ltd.		2,801,603	23,491
^,2	China International Capital Corp. Ltd.	13,610,474	23,482
	China Communications Services Corp. Ltd.	36,324,788	23,028
	COSCO SHIPPING Ports Ltd.	23,944,593	22,520
^	Luye Pharma Group Ltd.	23,045,070	22,447

	Shenzhen International Holdings Ltd.	12,123,490	22,392
	Jiangxi Copper Co. Ltd.	17,626,752	22,301
	China Everbright Ltd.	12,587,535	22,250
	Jiangsu Expressway Co. Ltd.	18,151,456	22,080
*,^	Alibaba Pictures Group Ltd.	182,252,352	21,631
	Inner Mongolia Yitai Coal Co. Ltd. Class B	16,332,494	21,530
	AviChina Industry & Technology Co. Ltd.	34,898,046	21,470
	Yangzijiang Shipbuilding Holdings Ltd.	30,743,916	21,429
2	Sinopec Engineering Group Co. Ltd.	20,921,212	21,314
	Future Land Development Holdings Ltd.	23,420,888	21,128
*,2	Meitu Inc.	26,876,264	20,789
	Landing International Development Ltd.	20,894,626	20,727
	Lee & Man Paper Manufacturing Ltd.	21,150,457	20,609
	Chinasoft International Ltd.	26,252,000	20,573
	China Reinsurance Group Corp.	98,166,424	20,530
	China Everbright Bank Co. Ltd.	45,681,740	20,093
	KWG Property Holding Ltd.	17,532,091	20,048
^	Zhongsheng Group Holdings Ltd.	8,782,452	20,037
	Haitian International Holdings Ltd.	8,274,937	19,455
*	Country Garden Services Holdings Co. Ltd.	11,791,742	19,260
	Shandong Weigao Group Medical Polymer Co. Ltd.	25,049,672	19,171
	SSY Group Ltd.	19,908,894	19,030
	China Southern Airlines Co. Ltd.	26,525,983	18,617
*,^	Baozun Inc. ADR	316,852	18,330
	ZTE Corp.	10,563,260	18,115
	Zhejiang Expressway Co. Ltd.	21,284,733	18,078
	Logan Property Holdings Co. Ltd.	14,329,180	18,049
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	12,897,035	18,006
	China Water Affairs Group Ltd.	13,466,000	17,676
	Kingboard Laminates Holdings Ltd.	14,713,064	17,657
	Shenzhen Investment Ltd.	48,896,696	17,645
2	BAIC Motor Corp. Ltd.	20,779,108	17,270
*,^	iQIYI Inc. ADR	538,477	17,242
	Yuexiu Property Co. Ltd.	89,932,472	17,105
	China Power International Development Ltd.	68,587,326	17,058
*,^	GOME Retail Holdings Ltd.	160,263,766	17,007
2	Legend Holdings Corp.	5,608,530	16,761
^	Angang Steel Co. Ltd.	15,604,463	16,617
*	GCL-Poly Energy Holdings Ltd.	183,282,576	16,160
^	China Maple Leaf Educational Systems Ltd.	18,664,000	16,024
2	China Railway Signal & Communication Corp. Ltd.	22,378,232	15,886
2	China Merchants Securities Co. Ltd.	12,401,400	15,854
	Shanghai Industrial Holdings Ltd.	6,741,413	15,737
*	Health and Happiness H&H International Holdings Ltd.	2,114,124	15,691
2	Hua Hong Semiconductor Ltd.	4,379,000	15,433
*,^	COSCO SHIPPING Holdings Co. Ltd.	36,367,140	15,241
	Yihai International Holding Ltd.	6,561,941	14,907
	Hollysys Automation Technologies Ltd.	621,191	14,412
^	Shanghai Electric Group Co. Ltd.	42,782,684	14,355
*,^	iKang Healthcare Group Inc. ADR	680,918	13,945
	Sinotrans Ltd.	29,465,140	13,663
^	BBMG Corp.	34,576,240	13,640
	Tong Ren Tang Technologies Co. Ltd.	9,233,000	13,633
^	China Eastern Airlines Corp. Ltd.	21,718,855	13,578
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	3,160,602	13,467
	Maanshan Iron & Steel Co. Ltd.	24,690,097	13,229
	Chongqing Changan Automobile Co. Ltd. Class B	15,113,113	13,203

^	Sinotruk Hong Kong Ltd.	9,269,301	13,110
^	BYD Electronic International Co. Ltd.	11,189,500	13,091
	China Coal Energy Co. Ltd.	30,972,362	13,011
	Tianneng Power International Ltd.	9,376,000	12,927
	China Aoyuan Property Group Ltd.	17,526,364	12,885
	Sihuan Pharmaceutical Holdings Group Ltd.	59,400,128	12,818
	China Agri-Industries Holdings Ltd.	32,077,153	12,734
^	Greentown China Holdings Ltd.	10,789,101	12,733
	SOHO China Ltd.	26,781,006	12,613
	Lonking Holdings Ltd.	27,434,000	12,607
^	Zhaojin Mining Industry Co. Ltd.	15,196,452	12,270
	Dongyue Group Ltd.	14,884,406	12,207
	Metallurgical Corp. of China Ltd.	41,584,243	12,203
	Datang International Power Generation Co. Ltd.	42,041,332	12,182
	Kaisa Group Holdings Ltd.	29,785,233	12,076
2	Fu Shou Yuan International Group Ltd.	12,901,000	11,901
*,^	CMBC Capital Holdings Ltd.	206,080,633	11,852
	Skyworth Digital Holdings Ltd.	29,717,000	11,640
	Yuzhou Properties Co. Ltd.	20,276,654	11,489
	Anhui Gujing Distillery Co. Ltd. Class B	1,593,363	11,317
	Greentown Service Group Co. Ltd.	11,250,808	11,117
*,2	Qingdao Port International Co. Ltd.	15,141,000	11,043
*	Sohu.com Ltd. ADR	437,601	11,028
	Huadian Power International Corp. Ltd.	22,988,358	10,804
*	21Vianet Group Inc. ADR	1,139,370	10,756
	Poly Property Group Co. Ltd.	26,424,002	10,569
	Guangshen Railway Co. Ltd.	20,541,673	10,541
	Yanlord Land Group Ltd.	9,395,164	10,511
2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd.	2,138,331	10,420
*,^	CAR Inc.	10,483,858	10,410
^	China Yongda Automobiles Services Holdings Ltd.	12,703,574	10,344
^	China Zhongwang Holdings Ltd.	21,072,819	10,327
*	Fang Holdings Ltd. ADR	3,175,644	10,289
2	China Yuhua Education Corp. Ltd.	13,684,402	10,243
	China SCE Property Holdings Ltd.	22,676,407	10,158
	Times China Holdings Ltd.	7,783,413	9,950
	China BlueChemical Ltd.	26,686,105	9,914
	Powerlong Real Estate Holdings Ltd.	18,888,000	9,838
*,^	Bitauto Holdings Ltd. ADR	403,855	9,822
	China ZhengTong Auto Services Holdings Ltd.	16,468,233	9,802
^	Xinjiang Goldwind Science & Technology Co. Ltd.	7,663,958	9,790
^,2	Zhou Hei Ya International Holdings Co. Ltd.	13,181,000	9,653
^	Tongda Group Holdings Ltd.	47,191,284	9,519
*,2	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co.	2,417,462	9,363
*,2	CSC Financial Co. Ltd.	13,819,000	9,357
	Greatview Aseptic Packaging Co. Ltd.	14,167,000	9,168
^	Fufeng Group Ltd.	19,839,600	9,164
*	COSCO SHIPPING Development Co. Ltd.	56,549,293	9,025
	China Suntien Green Energy Corp. Ltd.	27,827,000	8,903
*,^,2 ZhongAn Online P&C Insurance Co. Ltd.		1,923,369	8,838
*	Shandong Chenming Paper Holdings Ltd. Class B	6,631,072	8,776
*,^	Noah Holdings Ltd. ADR	171,235	8,743
	Lao Feng Xiang Co. Ltd. Class B	2,770,481	8,702
	Skyfame Realty Holdings Ltd.	12,991,865	8,672
^	Huadian Fuxin Energy Corp. Ltd.	36,510,143	8,662
	Wuxi Little Swan Co. Ltd. Class B	1,619,482	8,631
*,^	Digital China Holdings Ltd.	16,464,998	8,569

*	HengTen Networks Group Ltd.	266,290,325	8,501
*,2	A-Living Services Co. Ltd.	4,596,980	8,483
^	Shenzhen Expressway Co. Ltd.	9,286,784	8,412
^	China Grand Pharmaceutical and Healthcare Holdings Ltd.	12,451,956	8,349
*	Ronshine China Holdings Ltd.	6,792,000	8,297
2	Orient Securities Co. Ltd.	11,304,828	8,262
*	Lifetech Scientific Corp.	29,180,903	8,247
	Livzon Pharmaceutical Group Inc.	1,745,437	8,224
	Xtep International Holdings Ltd.	13,078,500	8,224
^	China Lesso Group Holdings Ltd.	13,293,000	8,164
*	China Education Group Holdings Ltd.	4,916,485	8,154
	COSCO SHIPPING Energy Transportation Co. Ltd.	18,664,804	8,123
2	China Everbright Greentech Ltd.	7,886,016	8,051
2	Redco Group	12,363,901	7,977
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	19,456,346	7,855
	China Resources Phoenix Healthcare Holdings Co. Ltd.	8,242,569	7,666
2	Universal Medical Financial & Technical Advisory Services Co. Ltd.	9,451,500	7,663
	CIMC Enric Holdings Ltd.	8,236,062	7,544
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	2,806,092	7,501
*,^	Tibet Water Resources Ltd.	19,221,000	7,475
^	Shanghai Jin Jiang International Hotels Group Co. Ltd.	20,196,000	7,279
^	Hopson Development Holdings Ltd.	8,581,525	7,227
	Zhenro Properties Group Ltd.	11,769,209	7,219
	China International Marine Containers Group Co. Ltd.	6,227,584	7,158
	China Dongxiang Group Co. Ltd.	42,705,402	7,082
*,^	Qudian Inc. ADR	910,637	7,057
^	China South City Holdings Ltd.	36,205,689	7,029
^	NetDragon Websoft Holdings Ltd.	3,333,008	7,026
^	China Machinery Engineering Corp.	12,733,845	6,822
	China Lilang Ltd.	5,559,000	6,792
*,^	Leyou Technologies Holdings Ltd.	16,374,646	6,791
^	China Overseas Property Holdings Ltd.	19,043,560	6,762
	Vinda International Holdings Ltd.	3,695,528	6,736
^	Beijing Jingneng Clean Energy Co. Ltd.	29,561,115	6,599
^	Yuexiu Transport Infrastructure Ltd.	8,992,000	6,527
*,§,^ China Shanshui Cement Group Ltd.		11,479,000	6,435
	Texhong Textile Group Ltd.	3,915,897	6,388
	Beijing Capital Land Ltd.	14,270,000	6,202
^	China High Speed Transmission Equipment Group Co. Ltd.	4,951,000	6,158
^	China Overseas Grand Oceans Group Ltd.	17,585,250	6,145
*,^	Carnival Group International Holdings Ltd.	136,341,092	5,998
	Shanghai Baosight Software Co. Ltd. Class B	3,203,610	5,989
	Sinopec Kantons Holdings Ltd.	13,484,000	5,974
*	Beijing Enterprises Clean Energy Group Ltd.	261,528,601	5,876
	BOE Technology Group Co. Ltd. Class B	13,776,876	5,819
	Bosideng International Holdings Ltd.	38,164,459	5,741
^,2	Red Star Macalline Group Corp. Ltd.	4,814,531	5,683
	China Foods Ltd.	10,879,157	5,682
*,2	China Metal Resources Utilization Ltd.	9,108,422	5,625
*,^	JinkoSolar Holding Co. Ltd. ADR	404,464	5,610
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	5,558,341	5,514
	Colour Life Services Group Co. Ltd.	5,293,000	5,468
	West China Cement Ltd.	30,628,000	5,396
	Shandong Chenming Paper Holdings Ltd.	6,295,689	5,346
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	11,203,243	5,264
*,^	SMI Holdings Group Ltd.	17,043,200	5,262
	China Shineway Pharmaceutical Group Ltd.	4,167,000	5,259

^	Bank of Chongqing Co. Ltd.	8,101,500	5,160
*,2	Haichang Ocean Park Holdings Ltd.	20,530,000	5,105
	C C Land Holdings Ltd.	22,650,000	5,089
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	2,822,934	5,068
^,2	Cosmo Lady China Holdings Co. Ltd.	10,122,871	5,063
	Huaxin Cement Co. Ltd. Class B	3,099,854	5,021
	Dah Chong Hong Holdings Ltd.	10,440,000	4,964
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	2,158,438	4,884
	CSG Holding Co. Ltd. Class B	12,239,020	4,883
	Global Cord Blood Corp.	624,442	4,877
^,2	Tian Ge Interactive Holdings Ltd.	7,009,000	4,874
^	Hisense Kelon Electrical Holdings Co. Ltd.	5,207,000	4,753
	Sinotrans Shipping Ltd.	17,876,000	4,675
*,^	Huayi Tencent Entertainment Co. Ltd.	93,700,000	4,664
*,^	Beijing Gas Blue Sky Holdings Ltd.	69,528,000	4,522
*,^	O-Net Technologies Group Ltd.	7,498,000	4,518
*,^	Xunlei Ltd. ADR	427,089	4,502
	Dazhong Transportation Group Co. Ltd. Class B	9,642,481	4,282
^	Xinhua Winshare Publishing and Media Co. Ltd.	6,202,000	4,177
	Sany Heavy Equipment International Holdings Co. Ltd.	11,631,269	4,177
	Central China Securities Co. Ltd.	14,666,489	4,160
*,^	COSCO Shipping International Singapore Co. Ltd.	13,722,516	4,150
	China Oil & Gas Group Ltd.	51,266,000	4,118
^,2	Ozner Water International Holding Ltd.	16,945,000	4,080
*,^	Sinopec Oilfield Service Corp.	29,709,357	4,052
^	Dongjiang Environmental Co. Ltd.	2,693,485	4,034
^	PAX Global Technology Ltd.	8,318,000	4,003
	Huangshan Tourism Development Co. Ltd. Class B	3,249,500	3,930
	TCL Electronics Holdings Ltd.	8,036,999	3,919
	Greenland Hong Kong Holdings Ltd.	10,642,000	3,881
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	3,167,067	3,853
^	Anhui Expressway Co. Ltd.	6,550,341	3,852
^	Chaowei Power Holdings Ltd.	7,639,000	3,790
	Luthai Textile Co. Ltd. Class B	3,186,283	3,750
	Guangdong Provincial Expressway Development Co. Ltd. Class B	4,638,800	3,718
^	CT Environmental Group Ltd.	29,718,000	3,715
^	Sichuan Expressway Co. Ltd.	11,484,513	3,676
	Xingda International Holdings Ltd.	11,515,000	3,659
	Guangdong Electric Power Development Co. Ltd. Class B	9,555,450	3,657
^	Wasion Holdings Ltd.	6,790,000	3,634
	Changyou.com Ltd. ADR	266,358	3,633
	Fantasia Holdings Group Co. Ltd.	22,723,500	3,573
	Weifu High-Technology Group Co. Ltd. Class B	1,718,354	3,542
*,^	CSSC Offshore and Marine Engineering Group Co. Ltd.	3,393,127	3,517
^	Q Technology Group Co. Ltd.	4,809,682	3,477
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	5,308,401	3,431
^	CITIC Resources Holdings Ltd.	30,853,068	3,426
*,§	Coolpad Group Ltd.	36,597,200	3,357
*,^	Dongfang Electric Corp. Ltd.	5,286,183	3,304
	Dawnrays Pharmaceutical Holdings Ltd.	5,679,000	3,246
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	2,287,084	3,213
	Sinosoft Technology Group Ltd.	9,453,000	3,197
2	Everbright Securities Co. Ltd.	2,843,577	3,182
*,^	China Water Industry Group Ltd.	15,788,000	3,118
*,§,2 Tianhe Chemicals Group Ltd.		20,635,827	3,076
^,2	Cogobuy Group	7,334,000	3,034
	Hangzhou Steam Turbine Co. Ltd. Class B	3,454,046	3,031

	Shanghai Highly Group Co. Ltd. Class B	3,435,910	3,026
	Shanghai Industrial Urban Development Group Ltd.	16,686,000	3,025
*,^	SIIC Environment Holdings Ltd.	10,888,580	3,000
*	Hi Sun Technology China Ltd.	23,118,000	2,958
*,^	Sinofert Holdings Ltd.	23,823,945	2,949
^	Dalian Port PDA Co. Ltd.	20,312,096	2,902
^	Beijing North Star Co. Ltd.	8,815,124	2,871
^	Enerchina Holdings Ltd.	52,221,000	2,867
*,^	China Minsheng Financial Holding Corp. Ltd.	65,648,093	2,846
	Shandong Airlines Co. Ltd. Class B	1,735,020	2,831
*	China Modern Dairy Holdings Ltd.	16,898,500	2,826
	Shanghai Bailian Group Co. Ltd. Class B	2,473,433	2,810
	361 Degrees International Ltd.	9,598,000	2,797
^	Grand Baoxin Auto Group Ltd.	8,954,191	2,796
	Guorui Properties Ltd.	9,168,000	2,783
	Shanghai Huayi Group Corp. Ltd. Class B	3,102,853	2,781
	Concord New Energy Group Ltd.	60,800,000	2,749
^	Harbin Electric Co. Ltd.	8,766,187	2,701
	Shanghai Diesel Engine Co. Ltd. Class B	4,307,040	2,694
*	Shougang Concord International Enterprises Co. Ltd.	101,648,000	2,658
	China Merchants Land Ltd.	16,114,000	2,654
*	Sinolink Worldwide Holdings Ltd.	25,592,000	2,581
*,^	Comba Telecom Systems Holdings Ltd.	18,380,303	2,563
	China Fangda Group Co. Ltd. Class B	4,894,058	2,554
*,^	Yashili International Holdings Ltd.	12,649,000	2,545
	China Aerospace International Holdings Ltd.	28,298,811	2,489
	China National Accord Medicines Corp. Ltd. Class B	657,373	2,484
^	CPMC Holdings Ltd.	5,480,000	2,461
	Tiangong International Co. Ltd.	12,159,537	2,453
	Ajisen China Holdings Ltd.	5,899,000	2,433
	China Electronics Optics Valley Union Holding Co. Ltd.	36,588,000	2,425
*	AVIC International Holding HK Ltd.	84,903,088	2,420
	Qingling Motors Co. Ltd.	8,414,000	2,417
	Weiqiao Textile Co.	5,789,000	2,416
*,§	V1 Group Ltd.	39,432,000	2,411
	Tianjin Port Development Holdings Ltd.	19,514,000	2,390
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	6,211,826	2,381
	Shanghai Haixin Group Co. Class B	4,793,425	2,369
	Minmetals Land Ltd.	13,893,000	2,358
*,^	Hybrid Kinetic Group Ltd.	251,208,000	2,340
*,2	China Logistics Property Holdings Co. Ltd.	6,603,011	2,279
*	PW Medtech Group Ltd.	10,733,000	2,272
*,§	China Huiyuan Juice Group Ltd.	8,681,000	2,234
*,§,^ Hanergy Thin Film Power Group Ltd.		84,704,000	2,233
*	Pinduoduo Inc. ADR	98,573	2,227
*,^	Chiho Environmental Group Ltd.	5,718,000	2,224
	China Power Clean Energy Development Co. Ltd.	4,620,500	2,187
*	China Yurun Food Group Ltd.	16,766,413	2,162
	Launch Tech Co. Ltd.	1,853,500	2,102
*,^	Rentian Technology Holdings Ltd.	50,450,000	2,061
*	Shang Gong Group Co. Ltd. Class B	2,999,096	2,051
*,^	Tianjin Capital Environmental Protection Group Co. Ltd.	4,535,162	2,042
^	China Singyes Solar Technologies Holdings Ltd.	6,330,680	2,010
*	First Tractor Co. Ltd.	6,032,000	1,998
*,§,^ National Agricultural Holdings Ltd.		13,096,000	1,985
	Tianjin Development Holdings Ltd.	4,952,000	1,982
	Foshan Electrical and Lighting Co. Ltd. Class B	3,458,235	1,965

	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	1,848,232	1,926
	INESA Intelligent Tech Inc. Class B	3,574,874	1,912
*,§	Mingfa Group International Co. Ltd.	7,651,943	1,843
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	1,386,537	1,829
*	Kama Co. Ltd. Class B	2,970,300	1,822
*	Glorious Property Holdings Ltd.	31,380,000	1,801
	Eastern Communications Co. Ltd. Class B	3,422,300	1,757
*,^	Capital Environment Holdings Ltd.	61,750,000	1,750
*,^	Fullsun International Holdings Group Co. Ltd.	12,854,790	1,725
^	China Everbright Water Ltd.	5,866,000	1,724
*,^	FDG Electric Vehicles Ltd.	133,085,000	1,718
*	Renhe Commercial Holdings Co. Ltd.	88,522,332	1,716
	Bengang Steel Plates Co. Ltd. Class B	4,606,141	1,681
*	Lianhua Supermarket Holdings Co. Ltd.	6,021,000	1,639
*	Huadian Energy Co. Ltd. Class B	5,089,834	1,626
	Shanghai Jinjiang International Travel Co. Ltd. Class B	754,758	1,560
	Poly Culture Group Corp. Ltd.	990,586	1,442
2	Shengjing Bank Co. Ltd.	2,391,848	1,441
*	China Beidahuang Industry Group Holdings Ltd.	43,304,000	1,436
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	3,033,000	1,396
	Xiamen International Port Co. Ltd.	8,902,000	1,374
*,^	SRE Group Ltd.	64,642,000	1,337
*,§	China Fiber Optic Network System Group Ltd.	14,959,600	1,334
*	Xinjiang Xinxin Mining Industry Co. Ltd.	10,019,000	1,331
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	3,076,801	1,293
^	China Electronics Huada Technology Co. Ltd.	12,414,000	1,266
*	Phoenix Media Investment Holdings Ltd.	14,564,000	1,244
2	Beijing Urban Construction Design & Development Group Co. Ltd.	2,728,000	1,238
*	China Minsheng Drawin Technology Group Ltd.	48,720,000	1,237
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	1,958,834	1,206
*,^	Chongqing Iron & Steel Co. Ltd.	6,872,000	1,185
	Jiangling Motors Corp. Ltd. Class B	944,312	1,179
*,^	Ying Li International Real Estate Ltd.	12,669,800	1,109
	Hilong Holding Ltd.	8,264,000	1,104
2	Kangda International Environmental Co. Ltd.	7,324,891	1,083
^	China All Access Holdings Ltd.	11,154,000	1,082
	Maoye International Holdings Ltd.	10,996,000	1,038
	Jinzhou Port Co. Ltd. Class B	2,549,944	1,028
	Hengdeli Holdings Ltd.	22,663,600	1,026
*,^	North Mining Shares Co. Ltd.	175,220,000	1,026
	Chongqing Machinery & Electric Co. Ltd.	11,238,000	971
*	China Chengtong Development Group Ltd.	22,166,000	834
*,§	Anxin-China Holdings Ltd.	16,568,000	813
*	China Rare Earth Holdings Ltd.	15,493,426	790
*	Shenzhen Wongtee International Enterprise Co. Ltd. Class B	1,739,160	725
*,^	Silk Road Logistics Holdings Ltd.	46,871,520	720
	Changhong Meiling Co. Ltd. Class B	1,656,752	686
*	Zhonglu Co. Ltd. Class B	912,811	676
	Dalian Refrigeration Co. Ltd. Class B	1,744,260	661
*,^	China Soft Power Technology Holdings Ltd.	69,453,425	603
*,§	Boshiwa International Holding Ltd.	2,777,000	594
	Golden Eagle Retail Group Ltd.	456,000	546
*,^	Shanghai Dasheng Agricultural Finance Technology Co. Ltd.	57,497,968	535
	Fiyta Holdings Ltd. Class B	727,057	509
	Changchai Co. Ltd. Class B	1,312,185	502
*	MIE Holdings Corp.	15,092,000	476
*	Shanghai Zhongyida Co. Ltd. Class B	4,102,000	422

	Huishang Bank Corp. Ltd.	618,200	268
*,§	China Lumena New Materials Corp.	13,488,000	215
*,^	Tongda Hong Tai Holdings Ltd.	1,179,782	211
*,§	Hua Han Health Industry Holdings Ltd.	13,414,792	205
*,§,^ Dynasty Fine Wines Group Ltd.		1,342,000	197
*	GT Group Holdings Ltd.	7,284,000	169
*,§	Real Gold Mining Ltd.	1,345,000	143
*,§	Trony Solar Holdings Co. Ltd.	1,562,000	125
*	China Dynamics Holdings Ltd.	8,100,000	120
*	Boer Power Holdings Ltd.	811,000	81
*	EverChina International Holdings Co. Ltd.	1,542,249	31
*	Sogou Inc. ADR	3,385	31
*,§,^ Midas Holdings Ltd.		16,595,800	—
*,§,^ China Huishan Dairy Holdings Co. Ltd.		45,054,011	—
*,§	China Metal Recycling Holdings Ltd.	2,568,000	—
*,§	China Longevity Group Co. Ltd.	1,027,000	—
			23,856,776
Colombia (0.1%)
	Bancolombia SA ADR	1,450,994	66,615
	Ecopetrol SA	49,769,528	52,860
	Grupo de Inversiones Suramericana SA	3,359,979	41,963
	Bancolombia SA	2,943,803	34,077
	Interconexion Electrica SA ESP	5,457,342	26,810
	Grupo Aval Acciones y Valores Preference Shares	58,065,219	23,001
	Bancolombia SA Preference Shares	1,689,760	19,408
^	Ecopetrol SA ADR	871,698	18,628
	Banco Davivienda SA Preference Shares	1,409,013	17,402
	Almacenes Exito SA	2,908,794	16,343
	Grupo de Inversiones Suramericana SA Preference Shares	1,310,659	15,771
	Corp Financiera Colombiana SA	1,118,684	9,196
*	CEMEX Latam Holdings SA	1,993,598	5,035
	Avianca Holdings SA Preference Shares	4,352,081	3,614
	Grupo Aval Acciones y Valores SA ADR	250,762	1,964
			352,687
Czech Republic (0.0%)
^	CEZ AS	2,280,116	59,878
	Komercni banka as	1,132,932	49,190
2	Moneta Money Bank AS	7,564,026	25,945
	O2 Czech Republic AS	631,105	7,477
	Philip Morris CR AS	5,472	3,775
	Pegas Nonwovens SA	5,853	242
			146,507
Denmark (1.1%)
	Novo Nordisk A/S Class B	24,183,535	1,203,066
	Danske Bank A/S	9,270,000	269,391
	DSV A/S	2,571,513	215,437
	Coloplast A/S Class B	1,885,171	205,615
	Carlsberg A/S Class B	1,498,964	180,832
	Vestas Wind Systems A/S	2,742,649	176,982
	Novozymes A/S	2,938,089	154,705
	Chr Hansen Holding A/S	1,389,870	143,873
*	Genmab A/S	788,570	135,111
2	Orsted A/S	2,127,184	131,265
	AP Moller - Maersk A/S Class B	90,713	130,249
	Pandora A/S	1,482,588	105,282
	ISS A/S	2,664,100	99,512

	GN Store Nord A/S	1,924,074	91,782
	AP Moller - Maersk A/S Class A	64,035	86,162
*	Ambu A/S Class B	1,941,038	76,363
*	William Demant Holding A/S	1,541,368	73,675
	H Lundbeck A/S	856,716	62,001
	Royal Unibrew A/S	732,611	61,021
	Jyske Bank A/S	989,675	56,055
	SimCorp A/S	556,994	47,592
	FLSmidth & Co. A/S	708,898	46,655
	Tryg A/S	1,778,905	43,545
	Sydbank A/S	967,787	35,917
	Rockwool International A/S Class B	88,948	35,615
	Dfds A/S	407,036	26,809
	Topdanmark A/S	599,759	25,759
*	Nilfisk Holding A/S	366,092	18,941
*	ALK-Abello A/S	92,812	17,254
	Schouw & Co. A/S	175,867	16,317
2	Scandinavian Tobacco Group A/S	892,706	14,517
*,^	Bavarian Nordic A/S	450,508	13,748
	Spar Nord Bank A/S	1,092,549	11,783
*	Bang & Olufsen A/S	479,901	11,666
*,^	NKT A/S	385,332	10,374
	Alm Brand A/S	893,636	9,286
*	D/S Norden A/S	364,546	6,722
	Solar A/S Class B	63,855	4,022
	Matas A/S	444,708	3,575
*,§	OW Bunker A/S	129,331	—
			4,058,476
Egypt (0.0%)
	Commercial International Bank Egypt SAE	15,245,093	71,590
	Eastern Tobacco	1,654,340	15,249
	ElSewedy Electric Co.	1,052,667	10,980
*	Egyptian Financial Group-Hermes Holding Co.	9,324,930	9,080
	Talaat Moustafa Group	13,691,474	8,475
*	Global Telecom Holding SAE	33,510,298	7,748
	Egypt Kuwait Holding Co. SAE	5,998,543	6,842
	Orascom Construction Ltd.	763,895	6,224
*	Six of October Development & Investment	3,831,591	5,035
*	Ezz Steel	2,667,541	4,214
*	Medinet Nasr Housing	6,471,862	3,713
	Telecom Egypt Co.	4,565,673	3,581
*	Palm Hills Developments SAE	15,083,164	3,331
	Heliopolis Housing	1,755,662	2,839
*	Pioneers Holding for Financial Investments SAE	5,246,654	2,305
	Sidi Kerir Petrochemicals Co.	1,549,940	2,117
	Juhayna Food Industries	2,535,260	1,571
	Oriental Weavers	2,225,268	1,497
*	Orascom Telecom Media And Technology Holding SAE	33,175,829	1,262
*	Orascom Telecom Media And Technology Holding SAE GDR	1,591,123	338
			167,991
Finland (0.8%)
	Nokia Oyj	79,622,896	432,169
	Sampo Oyj Class A	6,957,868	353,379
	Kone Oyj Class B	5,537,767	302,729
	UPM-Kymmene Oyj	7,558,877	268,135
	Neste Oyj	1,972,591	162,713

	Fortum Oyj	6,096,752	153,170
	Wartsila OYJ Abp	6,471,996	140,111
	Stora Enso Oyj	7,931,577	130,891
	Elisa Oyj	2,031,865	88,226
	Nokian Renkaat Oyj	1,911,792	82,912
	Metso Oyj	1,536,792	56,288
	Kesko Oyj Class B	965,814	54,239
	Amer Sports Oyj	1,651,273	52,948
	Orion Oyj Class B	1,445,054	49,749
^	Huhtamaki Oyj	1,333,231	47,881
	Konecranes Oyj Class A	1,032,288	39,947
	Valmet Oyj	1,906,988	39,618
	Tieto Oyj	1,064,739	33,114
	Cargotec Oyj Class B	597,957	29,702
	Outokumpu Oyj	4,377,468	29,630
	Metsa Board Oyj	2,396,602	24,846
*	Outotec Oyj	2,072,638	17,023
	DNA Oyj	851,730	16,882
	Kemira Oyj	1,261,497	16,559
^	YIT Oyj	2,297,262	15,620
	Cramo Oyj	604,579	12,913
	Uponor Oyj	759,300	11,546
	Citycon Oyj	5,476,049	11,524
	Sanoma Oyj	1,145,560	11,347
*,^	Caverion Oyj	1,264,190	10,603
	Ramirent Oyj	915,786	9,172
	Finnair Oyj	748,552	6,970
	Raisio Oyj	1,529,988	6,437
	F-Secure Oyj	1,321,369	5,630
	Oriola Oyj	1,695,536	5,470
*,^	Stockmann OYJ Abp Class B	605,662	2,984
			2,733,077
France (6.6%)
	TOTAL SA	35,764,876	2,332,793
	Sanofi	15,428,815	1,342,259
	LVMH Moet Hennessy Louis Vuitton SE	3,530,173	1,230,232
	BNP Paribas SA	15,373,585	997,289
	Airbus SE	7,815,795	967,362
	L'Oreal SA	2,891,856	706,692
	AXA SA	27,343,669	688,988
	Vinci SA	6,594,890	663,594
	Danone SA	8,303,267	651,913
	Air Liquide SA	5,089,496	650,718
	Schneider Electric SE	7,267,717	583,354
	Safran SA	4,556,948	565,083
	Kering SA	1,054,967	560,703
^	Pernod Ricard SA	3,000,528	483,442
	Societe Generale SA	10,443,592	465,766
	Orange SA	27,214,632	463,787
	Essilor International Cie Generale d'Optique SA	2,908,864	428,665
	Engie SA	23,261,372	375,640
	Vivendi SA	13,633,933	353,245
	Cie Generale des Etablissements Michelin SCA	2,506,253	321,849
*	Unibail-Rodamco SE	1,426,369	316,658
	Cie de Saint-Gobain	7,010,770	311,689
	Capgemini SE	2,216,780	283,602
	Legrand SA	3,787,994	278,033

Hermes International	437,894	277,143
Dassault Systemes SE	1,849,654	275,794
Renault SA	2,618,752	230,135
Credit Agricole SA	16,226,929	227,993
Peugeot SA	7,737,326	222,233
TechnipFMC plc	6,541,645	210,837
STMicroelectronics NV	8,900,333	192,087
Thales SA	1,423,688	186,895
Publicis Groupe SA	2,927,729	186,839
Atos SE	1,299,408	174,118
Valeo SA	3,389,242	166,079
Veolia Environnement SA	7,056,313	161,018
Teleperformance	813,341	148,950
Accor SA	2,875,352	148,029
Carrefour SA	7,801,696	139,876
Sodexo SA	1,259,546	139,528
Edenred	3,328,803	130,575
L'Oreal SA Loyalty Line	532,666	130,169
Arkema SA	1,026,389	128,528
Bouygues SA	2,911,860	127,874
* Ubisoft Entertainment SA	1,151,848	126,958
Gecina SA	738,136	125,738
Eiffage SA	1,062,640	118,752
Air Liquide SA	872,042	111,495
Klepierre SA	2,858,551	107,657
^ SES SA Class A	4,992,519	99,734
Alstom SA	2,200,806	98,667
Electricite de France SA	6,420,277	96,133
Bureau Veritas SA	3,618,706	93,094
Aeroports de Paris	401,652	89,787
SCOR SE	2,258,825	87,877
Orpea	635,525	87,275
Eurofins Scientific SE	159,943	87,182
Natixis SA	11,849,268	85,001
Getlink	6,428,149	84,852
Ipsen SA	491,380	81,641
Suez	5,214,261	73,761
Ingenico Group SA	879,098	72,815
Faurecia SA	1,040,782	70,699
Rubis SCA	1,188,683	70,107
Rexel SA	4,352,807	68,078
SEB SA	347,543	66,015
^ Bollore SA	14,080,728	65,466
Dassault Aviation SA	33,273	61,502
2 Euronext NV	990,741	61,490
Wendel SA	407,849	59,396
Covivio	537,215	55,953
2 Amundi SA	807,933	55,670
CNP Assurances	2,318,473	54,142
Iliad SA	342,401	54,133
Eurazeo SA	681,882	52,718
Eutelsat Communications SA	2,406,042	51,508
^ BioMerieux	592,335	49,259
Lagardere SCA	1,655,435	48,305
ICADE	489,154	47,361
^ Remy Cointreau SA	346,430	47,261
Elis SA	1,838,465	42,201

	Alten SA	412,633	40,951
	Sartorius Stedim Biotech	341,194	40,610
	Imerys SA	521,451	40,445
	Nexity SA	619,737	38,134
	Sopra Steria Group	206,339	36,498
^	Societe BIC SA	374,741	35,842
	JCDecaux SA	1,038,298	33,937
	Cie Plastic Omnium SA	809,126	33,865
*,2	Worldline SA	560,847	33,356
	SPIE SA	1,716,486	32,504
	Casino Guichard Perrachon SA	798,553	32,423
	Altran Technologies SA	3,325,291	31,643
*	Air France-KLM	3,041,173	27,755
*,^	Vallourec SA	4,286,173	27,574
2	Elior Group SA	1,474,296	24,071
	Korian SA	639,658	22,404
*	Fnac Darty SA	240,680	21,838
*	SOITEC	248,172	21,206
	Gaztransport Et Technigaz SA	314,120	20,564
^,2	ALD SA	1,108,968	19,816
	Metropole Television SA	920,705	19,811
2	Maisons du Monde SA	618,701	18,914
	IPSOS	538,200	17,984
	Trigano SA	114,732	16,467
	Television Francaise 1	1,501,514	16,294
2	Europcar Mobility Group	1,519,023	15,234
^	Nexans SA	431,410	14,430
	Vicat SA	205,362	13,285
^	Neopost SA	483,769	12,504
	Eramet	122,425	12,113
	Coface SA	1,339,326	12,019
^	Tarkett SA	445,558	11,949
*,^	DBV Technologies SA	335,882	11,924
*,^	Genfit	413,062	11,679
	Carmila SA	398,176	10,801
	Mercialys SA	548,763	9,825
*,2	SMCP SA	337,737	9,817
	FFP	67,953	9,112
	Beneteau SA	518,656	8,498
	Mersen SA	198,568	8,189
*	Virbac SA	57,085	8,133
^	LISI	226,316	7,845
	Interparfums SA	170,638	7,527
	Albioma SA	338,481	7,520
	Derichebourg SA	1,234,458	7,459
	SEB SA Loyalty Line	39,123	7,431
*,^	Technicolor SA	5,072,944	7,101
*,2	X-Fab Silicon Foundries SE	710,303	7,069
	Manitou BF SA	181,321	6,892
	Bonduelle SCA	183,022	6,648
	Electricite de France SA	416,343	6,234
	Boiron SA	77,814	6,142
	Direct Energie	118,242	5,819
	Vilmorin & Cie SA	82,844	5,675
*	Etablissements Maurel et Prom	745,015	5,463
	Jacquet Metal Service SA	165,485	4,872
^	Guerbet	67,296	4,685

	Synergie SA	92,058	4,295
^	Rallye SA	336,450	3,957
	GL Events	137,489	3,916
	Groupe Crit	35,703	3,025
	AKWEL	121,107	3,009
	Haulotte Group SA	167,729	2,517
	Akka Technologies	27,956	2,059
	Esso SA Francaise	33,612	1,807
*,^	Bourbon Corp.	348,196	1,776
	Union Financiere de France BQE SA	44,987	1,453
*	Stallergenes Greer plc	37,389	1,195
*	Albioma SA Loyalty Line	42,824	951
*	CGG SA	336,360	918
*	Cellectis SA	10,677	312
			23,457,729
Germany (6.2%)
	SAP SE	13,776,695	1,603,426
	Siemens AG	10,910,048	1,539,844
	Bayer AG	13,283,882	1,478,867
	Allianz SE	6,213,387	1,374,750
	BASF SE	13,014,195	1,247,530
	Daimler AG	12,233,274	846,722
	Deutsche Telekom AG	45,800,275	757,317
	Linde AG- Tender Line	2,643,621	653,764
	adidas AG	2,850,066	630,136
	Deutsche Post AG	13,822,887	488,305
	Volkswagen AG Preference Shares	2,624,902	467,662
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,070,407	458,795
	Fresenius SE & Co. KGaA	5,759,175	443,969
	Bayerische Motoren Werke AG	4,505,472	435,594
	Infineon Technologies AG	16,084,402	425,963
	Continental AG	1,535,935	353,968
	Deutsche Bank AG	27,055,796	353,859
	Vonovia SE	7,265,600	351,638
	Deutsche Boerse AG	2,654,054	349,771
	E.ON SE	30,789,264	347,374
	Henkel AG & Co. KGaA Preference Shares	2,441,385	306,367
	Wirecard AG	1,623,078	303,638
	Fresenius Medical Care AG & Co. KGaA	3,012,801	293,913
2	Covestro AG	2,660,437	255,501
	Deutsche Wohnen SE	5,046,736	245,704
	Merck KGaA	1,840,897	189,238
	RWE AG	7,122,814	186,935
	HeidelbergCement AG	2,116,673	179,783
	thyssenkrupp AG	6,621,829	176,228
	Beiersdorf AG	1,426,757	166,317
*	Commerzbank AG	14,806,438	159,847
	Henkel AG & Co. KGaA	1,484,586	159,198
	MTU Aero Engines AG	734,787	155,819
	Symrise AG	1,721,863	155,638
	Porsche Automobil Holding SE Preference Shares	2,189,431	148,095
	Brenntag AG	2,219,839	133,196
	Hannover Rueck SE	860,547	114,785
*	QIAGEN NV	3,121,932	113,192
*,^,2 Zalando SE		1,927,184	110,565
	LANXESS AG	1,308,294	107,503
	LEG Immobilien AG	906,082	101,913

	Deutsche Lufthansa AG	3,318,415	93,107
	GEA Group AG	2,381,771	93,091
	United Internet AG	1,653,835	88,963
	ProSiebenSat.1 Media SE	3,256,529	87,894
*,2	Delivery Hero SE	1,527,314	86,740
	Uniper SE	2,777,403	86,722
	HUGO BOSS AG	922,219	83,158
*,2	Siemens Healthineers AG	1,851,111	82,441
2	Scout24 AG	1,541,525	80,203
	Sartorius AG Preference Shares	484,791	78,816
	Evonik Industries AG	2,128,836	78,781
	Rheinmetall AG	612,892	74,069
	Volkswagen AG	428,503	73,935
	K&S AG	2,740,385	72,453
	Bayerische Motoren Werke AG Preference Shares	851,478	70,510
	KION Group AG	1,003,464	68,867
	Fuchs Petrolub SE Preference Shares	1,090,876	61,590
	OSRAM Licht AG	1,369,759	61,158
*	MorphoSys AG	445,257	58,566
	Puma SE	116,664	58,558
	MAN SE	510,098	57,264
	Freenet AG	1,857,748	53,240
	Siltronic AG	295,294	51,504
	Fraport AG Frankfurt Airport Services Worldwide	507,550	50,668
	Axel Springer SE	637,187	47,612
	HOCHTIEF AG	262,796	47,255
	TAG Immobilien AG	2,033,243	45,962
	Aurubis AG	521,962	42,724
	Telefonica Deutschland Holding AG	9,748,855	42,696
	RTL Group SA	553,823	41,285
	Grand City Properties SA	1,582,437	41,098
	Carl Zeiss Meditec AG	527,113	40,951
2	Innogy SE	918,148	40,795
	Aareal Bank AG	874,340	40,181
	GRENKE AG	357,506	39,516
	1&1 Drillisch AG	662,836	39,428
*,§	Innogy SE	906,832	38,897
*,^	Evotec AG	1,854,781	38,510
	Gerresheimer AG	450,249	38,337
	Hella GmbH & Co. KGaA	648,540	38,207
	CTS Eventim AG & Co. KGaA	780,953	36,820
	alstria office REIT-AG	2,359,821	36,640
	Nemetschek SE	255,772	35,542
	Bechtle AG	393,246	35,310
*,2	Rocket Internet SE	996,962	34,658
	Rational AG	47,554	32,571
	TLG Immobilien AG	1,232,778	32,225
	Software AG	680,524	32,123
	STADA Arzneimittel AG	329,819	31,468
	Duerr AG	708,732	31,114
	Wacker Chemie AG	213,070	30,980
	Stabilus SA	353,357	30,079
	METRO AG	2,414,849	29,822
	Norma Group SE	468,211	29,687
	Jenoptik AG	729,573	29,350
2	Deutsche Pfandbriefbank AG	1,796,106	28,133
	Deutsche EuroShop AG	777,037	27,396

	TUI AG	1,278,422	27,354
	Salzgitter AG	549,965	27,199
	Sixt SE	206,742	26,776
	Jungheinrich AG Preference Shares	699,322	25,738
	Krones AG	207,123	25,622
	CANCOM SE	472,548	25,581
	Fielmann AG	356,544	25,032
	Bilfinger SE	468,579	24,128
	Leoni AG	471,877	24,071
	RWE AG Preference Shares	1,123,752	23,776
2	ADO Properties SA	406,588	23,194
*,^	AIXTRON SE	1,505,020	21,654
	Talanx AG	563,468	21,562
	Stroeer SE & Co. KGaA	347,881	21,361
	FUCHS PETROLUB SE	389,964	20,532
	S&T AG	674,673	19,180
	CECONOMY AG	2,311,753	18,990
*	Dialog Semiconductor plc	1,084,898	18,831
*	HelloFresh SE	1,097,004	18,534
	CompuGroup Medical SE	317,245	17,688
	Sixt SE Preference Shares	205,163	17,101
2	Hapag-Lloyd AG	412,391	16,745
	Suedzucker AG	1,135,979	16,577
	Indus Holding AG	248,933	15,624
	Deutz AG	1,705,953	15,508
	Koenig & Bauer AG	199,042	15,473
	Pfeiffer Vacuum Technology AG	94,290	15,472
	Schaeffler AG Preference Shares	1,101,579	15,102
*,^	zooplus AG	86,576	15,003
	DMG Mori AG	260,721	13,847
	XING SE	41,781	13,606
	PATRIZIA Immobilien AG	590,648	13,324
	RIB Software SE	586,978	13,033
	Kloeckner & Co. SE	1,110,373	12,231
	Washtec AG	139,545	12,186
	KWS Saat SE	29,092	11,472
	RHOEN-KLINIKUM AG	380,366	11,173
	VTG AG	162,524	10,588
2	Befesa SA	201,446	10,468
*,^	Heidelberger Druckmaschinen AG	3,619,648	10,394
*,^	Nordex SE	883,593	9,924
	Takkt AG	496,375	9,358
	Wacker Neuson SE	359,524	9,285
	Draegerwerk AG & Co. KGaA Preference Shares	115,882	8,899
*,2	Tele Columbus AG	1,377,189	8,524
*,^	SGL Carbon SE	713,644	8,431
	Biotest AG Preference Shares	288,651	8,318
	Hamburger Hafen und Logistik AG	354,928	8,187
	Hornbach Holding AG & Co. KGaA	110,612	7,698
	Deutsche Beteiligungs AG	158,735	6,915
	DIC Asset AG	605,843	6,912
	BayWa AG	194,646	6,608
	Vossloh AG	124,658	6,455
	comdirect bank AG	433,072	6,410
	Bertrandt AG	61,218	6,195
	Diebold Nixdorf AG	88,308	6,002
	Wuestenrot & Wuerttembergische AG	273,879	5,977

	SMA Solar Technology AG	127,874	5,404
	ElringKlinger AG	389,476	4,943
*	Isra Vision AG	57,889	3,563
	Hornbach Baumarkt AG	105,132	3,117
	H&R GmbH & Co. KGaA	169,288	2,270
	Draegerwerk AG & Co. KGaA	36,022	2,195
*	Gerry Weber International AG	302,591	2,046
	CropEnergies AG	246,908	1,401
			22,219,066
Greece (0.1%)
*	Alpha Bank AE	19,602,461	42,798
	Hellenic Telecommunications Organization SA	2,812,214	36,547
	OPAP SA	3,044,071	33,987
*	Eurobank Ergasias SA	25,635,434	26,567
*	National Bank of Greece SA	77,577,984	25,246
	JUMBO SA	1,464,636	23,460
	Motor Oil Hellas Corinth Refineries SA	807,990	17,167
	Mytilineos Holdings SA	1,530,149	15,387
	Titan Cement Co. SA	546,019	13,246
*	Piraeus Bank SA	4,086,814	12,906
	Hellenic Telecommunications Organization SA ADR	1,381,906	8,734
	Hellenic Petroleum SA	849,184	7,101
	Grivalia Properties REIC AE	641,463	6,431
*	GEK Terna Holding Real Estate Construction SA	1,008,737	6,359
	Hellenic Exchanges SA	751,807	4,119
	Aegean Airlines SA	414,923	3,953
	Fourlis Holdings SA	574,208	3,877
*	Ellaktor SA	1,675,640	3,408
	Sarantis SA	402,930	3,301
*	Public Power Corp. SA	1,562,401	3,244
*	Viohalco SA	862,147	3,134
*	Holding Co. ADMIE IPTO SA	1,463,469	2,913
*,§	FF Group	468,777	2,631
*,§	Cyprus Popular Bank PCL	12,597,118	—
			306,516
Hong Kong (2.5%)
	AIA Group Ltd.	171,659,900	1,502,635
	Hong Kong Exchanges & Clearing Ltd.	17,576,849	520,899
	CK Hutchison Holdings Ltd.	38,175,405	415,527
	Sun Hung Kai Properties Ltd.	20,192,944	316,681
	Link REIT	30,519,765	302,820
	CK Asset Holdings Ltd.	38,353,462	293,729
	Hang Seng Bank Ltd.	10,300,134	280,702
	CLP Holdings Ltd.	23,342,124	266,823
	Hong Kong & China Gas Co. Ltd.	127,002,447	259,334
	BOC Hong Kong Holdings Ltd.	50,983,530	247,447
	Galaxy Entertainment Group Ltd.	30,250,176	243,714
	Jardine Matheson Holdings Ltd.	2,957,421	200,243
	Sands China Ltd.	34,000,343	175,671
	Power Assets Holdings Ltd.	18,711,452	132,379
	AAC Technologies Holdings Inc.	9,808,945	126,056
	Wharf Real Estate Investment Co. Ltd.	17,265,798	125,776
	Hongkong Land Holdings Ltd.	16,719,190	121,750
	China Mengniu Dairy Co. Ltd.	37,898,881	117,612
	New World Development Co. Ltd.	80,834,493	115,262
	MTR Corp. Ltd.	20,014,573	112,338

	Jardine Strategic Holdings Ltd.	2,584,916	103,261
	Techtronic Industries Co. Ltd.	17,773,507	99,122
	Swire Pacific Ltd. Class A	9,008,692	97,841
2	WH Group Ltd.	119,275,001	96,030
	Henderson Land Development Co. Ltd.	16,924,641	94,533
	Wheelock & Co. Ltd.	11,936,883	84,745
	Sino Land Co. Ltd.	44,521,825	76,541
	Bank of East Asia Ltd.	17,699,366	70,439
2	Samsonite International SA	18,310,949	69,320
	CK Infrastructure Holdings Ltd.	9,059,385	67,251
	Want Want China Holdings Ltd.	78,605,565	65,146
	Hang Lung Properties Ltd.	29,597,580	62,230
	Wynn Macau Ltd.	20,672,769	61,055
	Tingyi Cayman Islands Holding Corp.	26,403,938	61,049
	Swire Properties Ltd.	15,016,898	59,142
	Wharf Holdings Ltd.	17,510,409	57,971
^	ASM Pacific Technology Ltd.	4,332,255	52,133
*,^	Semiconductor Manufacturing International Corp.	41,982,735	50,913
	Hysan Development Co. Ltd.	8,880,924	48,691
	Kerry Properties Ltd.	8,558,000	43,413
	Sun Art Retail Group Ltd.	31,178,937	39,857
	Vitasoy International Holdings Ltd.	11,069,696	39,443
	Minth Group Ltd.	9,911,727	37,399
	Hang Lung Group Ltd.	12,619,113	37,340
	NWS Holdings Ltd.	20,030,767	36,206
	PCCW Ltd.	60,158,892	35,131
^	Dairy Farm International Holdings Ltd.	4,291,799	35,065
	PRADA SPA	7,282,520	34,701
	Xinyi Glass Holdings Ltd.	28,797,598	34,088
	Melco International Development Ltd.	11,400,762	32,429
	SJM Holdings Ltd.	26,263,688	31,983
	Li & Fung Ltd.	84,071,232	28,510
	Hopewell Holdings Ltd.	7,912,179	28,057
	Yue Yuen Industrial Holdings Ltd.	10,335,573	27,810
	VTech Holdings Ltd.	2,394,045	26,832
	Shangri-La Asia Ltd.	15,874,601	26,052
	NagaCorp Ltd.	21,423,028	24,128
^	MGM China Holdings Ltd.	10,503,856	22,654
*	MMG Ltd.	32,486,661	19,931
^,2	BOC Aviation Ltd.	3,070,961	19,343
	Uni-President China Holdings Ltd.	16,437,954	19,034
	Champion REIT	27,617,542	18,811
	Great Eagle Holdings Ltd.	3,716,554	18,315
	Luk Fook Holdings International Ltd.	4,841,594	17,226
^	IGG Inc.	13,107,372	16,986
	Nexteer Automotive Group Ltd.	11,611,227	16,568
	First Pacific Co. Ltd.	34,652,335	16,101
	HKBN Ltd.	10,294,705	15,951
^	Man Wah Holdings Ltd.	21,626,948	15,950
	SITC International Holdings Co. Ltd.	16,125,414	15,654
	Haitong International Securities Group Ltd.	34,567,770	15,622
	Fortune REIT	12,503,244	15,618
*	Pacific Basin Shipping Ltd.	57,961,764	15,147
	Chow Tai Fook Jewellery Group Ltd.	15,274,973	15,118
	Towngas China Co. Ltd.	14,986,988	14,900
	China Travel International Investment Hong Kong Ltd.	36,473,286	14,670
	Johnson Electric Holdings Ltd.	4,828,370	14,312

	Hongkong & Shanghai Hotels Ltd.	10,171,004	14,272
	Lifestyle International Holdings Ltd.	7,127,000	14,188
	Cathay Pacific Airways Ltd.	8,867,903	13,708
	Xinyi Solar Holdings Ltd.	45,669,659	13,623
	Television Broadcasts Ltd.	4,257,795	13,219
	Dah Sing Financial Holdings Ltd.	2,056,769	13,054
	Shougang Fushan Resources Group Ltd.	48,488,674	11,727
	Shui On Land Ltd.	50,060,658	11,705
	L'Occitane International SA	6,643,891	11,653
	Cafe de Coral Holdings Ltd.	4,547,755	11,471
	Yuexiu REIT	16,027,379	10,893
^	Value Partners Group Ltd.	13,816,335	10,791
^	Guotai Junan International Holdings Ltd.	45,579,592	10,658
	Dah Sing Banking Group Ltd.	4,948,176	10,511
^	China Goldjoy Group Ltd.	170,434,134	10,451
	Shun Tak Holdings Ltd.	25,656,521	10,413
	K Wah International Holdings Ltd.	17,567,657	10,182
	Kerry Logistics Network Ltd.	7,520,692	9,850
	Mandarin Oriental International Ltd.	4,191,820	9,820
2	Xiabuxiabu Catering Management China Holdings Co. Ltd.	4,155,867	8,991
	Giordano International Ltd.	15,763,410	8,954
	Sunlight REIT	12,279,911	8,579
	SA Sa International Holdings Ltd.	15,067,204	8,043
^	Huabao International Holdings Ltd.	12,870,929	7,876
^	Gemdale Properties & Investment Corp. Ltd.	75,962,920	7,862
	United Energy Group Ltd.	52,058,612	7,503
*,^,2 Razer Inc.		31,409,397	7,338
	Far East Consortium International Ltd.	13,038,507	7,314
	Lai Sun Development Co. Ltd.	4,174,577	7,162
	CP Pokphand Co. Ltd.	73,660,796	7,052
	Chow Sang Sang Holdings International Ltd.	3,876,078	6,789
*,^	Esprit Holdings Ltd.	24,883,408	6,733
^	Hutchison Telecommunications Hong Kong Holdings Ltd.	18,038,378	6,457
	Chinese Estates Holdings Ltd.	4,774,188	6,340
	Road King Infrastructure Ltd.	3,325,186	6,325
	Microport Scientific Corp.	5,417,781	6,261
2	FIT Hon Teng Ltd.	14,577,633	6,205
^	United Laboratories International Holdings Ltd.	6,448,627	6,149
*	FIH Mobile Ltd.	39,711,408	6,033
	Stella International Holdings Ltd.	5,293,785	6,009
*,§,^ Superb Summit International Group Ltd.		32,112,957	5,973
	Goodbaby International Holdings Ltd.	11,266,561	5,906
	Prosperity REIT	13,580,339	5,644
	Pacific Textiles Holdings Ltd.	6,630,303	5,563
^	Pou Sheng International Holdings Ltd.	28,108,747	5,544
	SmarTone Telecommunications Holdings Ltd.	5,011,265	5,185
	CITIC Telecom International Holdings Ltd.	18,275,405	5,177
*,^	Global Brands Group Holding Ltd.	88,440,902	5,030
	Canvest Environmental Protection Group Co. Ltd.	8,869,325	4,871
	Dynam Japan Holdings Co. Ltd.	3,395,256	4,580
	Sun Hung Kai & Co. Ltd.	7,808,818	4,564
*,§,^ Town Health International Medical Group Ltd.		51,896,341	4,562
2	Crystal International Group Ltd.	7,002,447	4,498
^,2	IMAX China Holding Inc.	1,531,471	4,478
^	China Harmony New Energy Auto Holding Ltd.	10,082,385	4,239
	Swire Pacific Ltd. Class B	2,334,314	4,194
^	HC Group Inc.	7,370,893	4,141

^,2	Regina Miracle International Holdings Ltd.	5,233,605	4,132
^	Chong Hing Bank Ltd.	2,201,764	4,091
*,^	We Solutions Ltd.	34,261,206	4,066
^	Nan Hai Corp. Ltd.	175,107,854	4,047
^	Spring REIT	9,387,811	3,913
	Lee's Pharmaceutical Holdings Ltd.	3,538,188	3,794
*,^	China LNG Group Ltd.	23,193,155	3,762
*	G-Resources Group Ltd.	310,617,361	3,685
^	Texwinca Holdings Ltd.	8,308,316	3,658
*	COFCO Meat Holdings Ltd.	24,057,993	3,618
*,^	China Oceanwide Holdings Ltd.	70,477,963	3,604
*,^	GCL New Energy Holdings Ltd.	81,527,037	3,598
	Macau Legend Development Ltd.	19,029,569	3,374
*,^	NewOcean Energy Holdings Ltd.	12,960,142	3,208
	Emperor Capital Group Ltd.	52,878,995	3,208
	Liu Chong Hing Investment Ltd.	2,016,873	3,189
*,^	Truly International Holdings Ltd.	20,682,397	3,170
*,§	Convoy Global Holdings Ltd.	147,827,859	3,145
*,^	KuangChi Science Ltd.	27,599,400	3,136
*	Beijing Enterprises Medical & Health Group Ltd.	56,999,182	2,838
	HKR International Ltd.	4,348,570	2,702
*	Anton Oilfield Services Group	18,125,978	2,700
	Emperor Watch & Jewellery Ltd.	46,015,468	2,589
*,^	Lifestyle China Group Ltd.	6,195,701	2,520
*	China Baoli Technologies Holdings Ltd.	298,275,000	2,496
*,^	Digital Domain Holdings Ltd.	150,948,364	2,465
	Singamas Container Holdings Ltd.	18,162,677	2,320
*,^	Honghua Group Ltd.	29,113,483	2,262
2	CGN New Energy Holdings Co. Ltd.	13,697,103	2,235
*,^	Panda Green Energy Group Ltd.	42,160,637	2,178
*,^	China Silver Group Ltd.	14,563,024	2,137
*,^	China Strategic Holdings Ltd.	212,624,200	2,090
*,^	China Financial International Investments Ltd.	76,974,766	1,908
*	Freeman FinTech Corp. Ltd.	144,709,040	1,906
*	Parkson Retail Group Ltd.	14,951,233	1,894
*,^	Hong Kong Television Network Ltd.	5,004,858	1,773
^	Ju Teng International Holdings Ltd.	9,798,665	1,759
*	CST Group Ltd.	420,494,084	1,711
*,^	Future World Financial Holdings Ltd.	107,912,401	1,630
*	Sunshine Oilsands Ltd.	53,717,894	1,461
*,^	China LotSynergy Holdings Ltd.	87,053,086	1,424
^	Shenwan Hongyuan HK Ltd.	5,366,864	1,407
	EVA Precision Industrial Holdings Ltd.	12,638,951	1,386
*,^	Technovator International Ltd.	5,454,062	1,336
	BOE Varitronix Ltd.	3,339,301	1,321
^	New Sports Group Ltd.	14,470,102	1,202
*,^	Summit Ascent Holdings Ltd.	11,751,879	1,200
	Henderson Investment Ltd.	13,569,137	1,141
*	New World Department Store China Ltd.	4,642,000	1,066
	TPV Technology Ltd.	10,255,782	1,060
	Yip's Chemical Holdings Ltd.	2,837,199	995
*	Silver Base Group Holdings Ltd.	13,782,677	985
	Inspur International Ltd.	2,648,445	954
*,^	Xinchen China Power Holdings Ltd.	8,597,638	880
*,§	Tech Pro Technology Development Ltd.	87,171,600	755
^	Qianhai Health Holdings Ltd.	80,242,420	718
*	Good Resources Holdings Ltd.	28,922,911	708

*,^	New Provenance Everlasting Holdings Ltd.	152,139,232	679
*,^	China Ocean Industry Group Ltd.	122,790,682	673
*,§	Brightoil Petroleum Holdings Ltd.	26,368,046	672
*	China Medical & HealthCare Group Ltd.	15,954,527	512
*	Sino Oil And Gas Holdings Ltd.	128,694,903	509
*	Mei Ah Entertainment Group Ltd.	17,054,978	479
*,§,^ China Animal Healthcare Ltd.		4,917,000	324
*	Sincere Watch Hong Kong Ltd.	23,630,000	298
*	Yanchang Petroleum International Ltd.	21,068,573	260
*	China Grand Pharmaceutical and Healthcare Holdings Ltd. Rights Expire
	08/07/2018	2,806,069	18
*,§	Qunxing Paper Holdings Co. Ltd.	1,573,000	—
*,§	China Forestry Holdings Co. Ltd.	3,050,000	—
			8,784,413
Hungary (0.1%)
	OTP Bank Nyrt	3,277,017	123,262
	MOL Hungarian Oil & Gas plc	6,091,604	59,685
	Richter Gedeon Nyrt	2,040,410	36,875
	Magyar Telekom Telecommunications plc	5,539,156	7,986
*,^	Opus Global Nyrt	1,413,677	3,093
			230,901
India (2.5%)
	Reliance Industries Ltd.	44,096,613	764,238
	Housing Development Finance Corp. Ltd.	23,801,132	693,096
	Infosys Ltd.	26,971,915	535,655
	Tata Consultancy Services Ltd.	13,042,460	369,320
	Hindustan Unilever Ltd.	10,033,116	253,676
	Maruti Suzuki India Ltd.	1,719,817	239,035
*	Axis Bank Ltd.	25,504,585	205,174
	ITC Ltd.	41,575,004	180,696
	Yes Bank Ltd.	24,184,542	130,128
	Sun Pharmaceutical Industries Ltd.	15,534,445	128,916
	Mahindra & Mahindra Ltd.	8,616,363	117,821
	HCL Technologies Ltd.	7,871,861	110,897
	Oil & Natural Gas Corp. Ltd.	44,241,137	106,892
	Bharti Airtel Ltd.	18,093,403	103,263
	Bajaj Finance Ltd.	2,483,574	97,968
*	State Bank of India	22,552,360	96,712
	Larsen & Toubro Ltd.	4,815,156	91,582
	UltraTech Cement Ltd.	1,480,994	90,675
	Indiabulls Housing Finance Ltd.	4,600,762	87,278
	Asian Paints Ltd.	4,097,864	86,836
	JSW Steel Ltd.	16,769,022	81,006
	Bharat Petroleum Corp. Ltd.	14,163,122	80,766
*	Eicher Motors Ltd.	189,643	77,014
	Vedanta Ltd.	23,667,902	76,954
	Indian Oil Corp. Ltd.	30,995,139	74,565
	Grasim Industries Ltd.	4,592,826	68,790
	Coal India Ltd.	17,856,319	68,065
	Hero MotoCorp Ltd.	1,398,339	67,238
	Godrej Consumer Products Ltd.	3,490,823	67,113
	Tech Mahindra Ltd.	6,663,033	66,223
	NTPC Ltd.	28,057,725	63,413
	Adani Ports & Special Economic Zone Ltd.	10,282,008	60,061
	Titan Co. Ltd.	4,401,002	58,612
	Zee Entertainment Enterprises Ltd.	7,540,654	58,034

	Bajaj Finserv Ltd.	538,292	54,904
*	Tata Motors Ltd.	14,332,696	54,223
	Bharti Infratel Ltd.	12,264,392	51,344
	Nestle India Ltd.	327,622	50,342
	Bajaj Auto Ltd.	1,258,121	49,592
	Shriram Transport Finance Co. Ltd.	2,416,511	48,774
*	UPL Ltd.	5,064,624	47,642
	Piramal Enterprises Ltd.	1,206,484	47,195
	Dabur India Ltd.	7,628,168	46,926
*	Cipla Ltd.	4,551,878	42,585
	Motherson Sumi Systems Ltd.	8,995,239	42,341
	GAIL India Ltd.	7,727,027	42,328
	Wipro Ltd.	9,981,451	40,258
	Hindalco Industries Ltd.	12,746,799	39,821
	Britannia Industries Ltd.	410,461	39,192
	Lupin Ltd.	3,137,658	37,752
	Ambuja Cements Ltd.	11,156,572	37,574
	Hindustan Petroleum Corp. Ltd.	8,678,806	36,191
	United Spirits Ltd.	4,188,129	35,936
	Marico Ltd.	6,546,229	34,813
	Aurobindo Pharma Ltd.	3,901,551	33,685
	Tata Steel Ltd.	4,054,223	33,393
2	HDFC Standard Life Insurance Co. Ltd.	4,467,797	32,827
	Mahindra & Mahindra Financial Services Ltd.	4,287,913	32,217
	Havells India Ltd.	3,381,956	31,340
	Shree Cement Ltd.	118,810	29,512
	Page Industries Ltd.	69,416	29,446
	Power Grid Corp. of India Ltd.	10,932,017	29,104
	Pidilite Industries Ltd.	1,745,201	28,623
	Bosch Ltd.	104,319	28,505
^	Wipro Ltd. ADR	5,528,541	27,974
*	Federal Bank Ltd.	21,288,587	27,717
	Ashok Leyland Ltd.	16,679,423	27,514
	LIC Housing Finance Ltd.	3,519,575	27,214
	Mindtree Ltd.	1,878,760	25,594
	Dr Reddy's Laboratories Ltd.	818,705	25,510
*	Bharat Financial Inclusion Ltd.	1,412,497	25,090
	Bharat Forge Ltd.	2,632,057	24,638
*	Idea Cellular Ltd.	30,563,013	24,468
	Edelweiss Financial Services Ltd.	5,118,336	23,188
*	Container Corp. Of India Ltd.	2,363,876	23,093
*	Future Retail Ltd.	2,944,549	22,998
	Dewan Housing Finance Corp. Ltd.	2,580,861	22,654
2	ICICI Prudential Life Insurance Co. Ltd.	3,704,294	22,638
*,2	Avenue Supermarts Ltd.	935,486	22,636
	Jubilant Foodworks Ltd.	1,001,852	20,569
	Crompton Greaves Consumer Electricals Ltd.	5,686,970	20,192
	Divi's Laboratories Ltd.	1,147,971	19,265
	Cadila Healthcare Ltd.	3,437,546	19,154
2	InterGlobe Aviation Ltd.	1,351,785	18,359
	Alkem Laboratories Ltd.	585,613	18,110
	Mphasis Ltd.	1,072,533	18,028
	Apollo Hospitals Enterprise Ltd.	1,294,417	17,993
	L&T Finance Holdings Ltd.	6,987,622	17,964
	MRF Ltd.	15,269	17,724
	Siemens Ltd.	1,212,024	17,505
	Biocon Ltd.	2,037,390	17,443

*	Bank of Baroda	7,721,268	17,338
	Glenmark Pharmaceuticals Ltd.	2,030,289	17,247
	DLF Ltd.	5,967,228	17,155
	Rajesh Exports Ltd.	2,056,271	17,029
	Info Edge India Ltd.	853,505	17,022
	NMDC Ltd.	10,937,286	16,814
	Colgate-Palmolive India Ltd.	989,213	16,534
	Rural Electrification Corp. Ltd.	9,570,038	16,364
*	Oracle Financial Services Software Ltd.	286,729	16,238
	Apollo Tyres Ltd.	3,790,270	16,210
*	Jindal Steel & Power Ltd.	5,269,477	15,861
	Indiabulls Ventures Ltd.	1,796,100	15,732
*	Steel Authority of India Ltd.	13,838,942	15,703
	Berger Paints India Ltd.	3,400,011	15,663
	ACC Ltd.	697,486	15,579
*,2	SBI Life Insurance Co. Ltd.	1,548,027	15,489
	United Breweries Ltd.	965,778	15,394
	Bajaj Holdings & Investment Ltd.	352,913	14,961
	Tata Power Co. Ltd.	13,636,076	14,845
	Petronet LNG Ltd.	4,393,403	14,716
2	ICICI Lombard General Insurance Co. Ltd.	1,245,277	14,128
	Natco Pharma Ltd.	1,231,387	14,066
	HEG Ltd.	222,829	14,017
	Sun TV Network Ltd.	1,191,024	13,440
	Bharat Heavy Electricals Ltd.	12,402,338	13,411
	Hindustan Zinc Ltd.	3,262,111	13,349
	IIFL Holdings Ltd.	1,355,037	13,326
	CESC Ltd.	962,819	13,280
	Bharat Electronics Ltd.	7,797,122	13,266
*	Max Financial Services Ltd.	1,823,351	13,238
	Torrent Pharmaceuticals Ltd.	584,778	13,050
	Emami Ltd.	1,502,950	12,970
	Indian Hotels Co. Ltd.	6,567,935	12,765
	GlaxoSmithKline Consumer Healthcare Ltd.	134,746	12,744
	Exide Industries Ltd.	3,105,457	12,697
	Kansai Nerolac Paints Ltd.	1,768,765	12,292
	TVS Motor Co. Ltd.	1,626,811	12,280
*	State Bank of India GDR	285,017	12,135
	ABB India Ltd.	678,999	12,097
	Voltas Ltd.	1,445,852	11,996
	Balkrishna Industries Ltd.	674,847	11,900
*	Arvind Ltd.	1,920,000	11,798
	GRUH Finance Ltd.	2,483,022	11,751
	Escorts Ltd.	859,656	11,654
	IDFC Bank Ltd.	19,792,118	11,578
	Power Finance Corp. Ltd.	9,060,032	11,557
	Oil India Ltd.	3,774,551	11,521
	Tata Global Beverages Ltd.	3,189,542	11,515
	Cholamandalam Investment and Finance Co. Ltd.	550,968	11,514
	NHPC Ltd.	33,112,245	11,485
*	Tata Motors Ltd. Class A	5,429,772	11,439
	Dalmia Bharat Ltd.	293,562	11,336
	Adani Enterprises Ltd.	3,831,576	10,966
	Jubilant Life Sciences Ltd.	1,010,148	10,904
	Reliance Capital Ltd.	1,721,070	10,627
	Reliance Infrastructure Ltd.	1,817,996	10,611
	Dr Reddy's Laboratories Ltd. ADR	332,511	10,384

	KPIT Technologies Ltd.	2,376,222	10,322
	AIA Engineering Ltd.	422,427	10,170
	Cummins India Ltd.	1,018,912	10,019
	Whirlpool of India Ltd.	394,404	10,014
	City Union Bank Ltd.	3,982,129	10,007
*	Punjab National Bank	7,964,198	9,921
	Godrej Industries Ltd.	1,016,756	9,627
	Gillette India Ltd.	98,332	9,609
*	Fortis Healthcare Ltd.	4,698,134	9,595
	Manappuram Finance Ltd.	6,179,568	9,520
	Graphite India Ltd.	640,209	9,496
	Supreme Industries Ltd.	524,230	9,226
*	Indraprastha Gas Ltd.	2,053,889	9,122
	PI Industries Ltd.	765,434	9,010
	Castrol India Ltd.	3,478,046	8,854
*	Adani Transmission Ltd.	3,499,468	8,689
	Oberoi Realty Ltd.	1,174,043	8,506
*	Canara Bank	2,025,477	8,445
	Muthoot Finance Ltd.	1,410,713	8,333
*,2	Quess Corp. Ltd.	575,611	8,166
*	Indiabulls Real Estate Ltd.	3,652,077	8,096
*	Tata Communications Ltd.	957,064	8,087
	Hexaware Technologies Ltd.	1,177,209	8,005
	Ramco Cements Ltd.	763,950	8,003
	Amara Raja Batteries Ltd.	664,396	7,993
*	GMR Infrastructure Ltd.	30,669,943	7,962
	Bayer CropScience Ltd.	121,026	7,900
*,2	Larsen & Toubro Infotech Ltd.	285,747	7,821
	NCC Ltd.	5,719,014	7,744
*	Godrej Properties Ltd.	721,018	7,521
	Sundaram Finance Ltd.	339,124	7,414
	KRBL Ltd.	1,447,475	7,316
2	AU Small Finance Bank Ltd.	748,138	7,045
	Sterlite Technologies Ltd.	1,392,205	7,027
	Phoenix Mills Ltd.	765,996	7,027
	Sanofi India Ltd.	78,452	6,824
*,2	Endurance Technologies Ltd.	334,584	6,786
	Indian Bank	1,280,204	6,700
*	Ipca Laboratories Ltd.	591,509	6,553
*	Sun Pharma Advanced Research Co. Ltd.	1,207,052	6,534
	Persistent Systems Ltd.	532,041	6,501
	TI Financial Holdings Ltd.	704,512	6,459
	Thermax Ltd.	374,632	6,416
*,2	Eris Lifesciences Ltd.	616,351	6,391
*	NBCC India Ltd.	6,156,682	6,344
	Motilal Oswal Financial Services Ltd.	470,734	6,314
*	IDBI Bank Ltd.	7,321,838	6,310
	Varun Beverages Ltd.	568,992	6,256
	Kajaria Ceramics Ltd.	941,565	6,105
*	CG Power and Industrial Solutions Ltd.	6,360,905	5,953
	Gujarat State Petronet Ltd.	2,051,297	5,932
	Sundram Fasteners Ltd.	617,086	5,919
	National Aluminium Co. Ltd.	6,532,060	5,883
	Capital First Ltd.	727,669	5,773
*	Bank of India	4,174,256	5,769
	Karur Vysya Bank Ltd.	3,897,912	5,700
	Coromandel International Ltd.	907,552	5,636

*	Adani Power Ltd.	12,293,716	5,633
	Century Textiles & Industries Ltd.	420,385	5,625
	Prestige Estates Projects Ltd.	1,520,869	5,623
*	PVR Ltd.	347,277	5,594
	Bombay Burmah Trading Co.	243,543	5,544
	Gujarat Gas Ltd.	475,604	5,473
*	Aditya Birla Fashion and Retail Ltd.	2,658,565	5,443
	Torrent Power Ltd.	1,543,609	5,428
*	Just Dial Ltd.	655,470	5,388
	Jain Irrigation Systems Ltd.	4,504,163	5,380
	IRB Infrastructure Developers Ltd.	1,819,894	5,346
	Radico Khaitan Ltd.	830,446	5,312
	Ceat Ltd.	262,110	5,308
2	Syngene International Ltd.	607,739	5,286
	Vakrangee Ltd.	7,479,994	5,245
	Alembic Pharmaceuticals Ltd.	634,766	5,187
*,2	Dilip Buildcon Ltd.	435,489	5,158
*	Ajanta Pharma Ltd.	306,004	5,085
*	Mahindra CIE Automotive Ltd.	1,326,046	4,985
*	JSW Energy Ltd.	5,115,031	4,932
	eClerx Services Ltd.	260,876	4,925
	SRF Ltd.	194,069	4,905
	IndusInd Bank Ltd.	167,918	4,896
	Pfizer Ltd.	125,283	4,887
	Minda Industries Ltd.	820,272	4,850
	Gujarat Pipavav Port Ltd.	2,855,755	4,837
	Care Ratings Ltd.	264,568	4,822
*	Thomas Cook India Ltd.	1,188,224	4,556
	Finolex Cables Ltd.	501,450	4,536
	Redington India Ltd.	2,837,016	4,479
	JM Financial Ltd.	2,553,797	4,420
*	Equitas Holdings Ltd.	2,130,690	4,378
	Welspun India Ltd.	5,257,348	4,369
	Mahanagar Gas Ltd.	326,928	4,354
	Sadbhav Engineering Ltd.	1,083,207	4,334
	WABCO India Ltd.	44,412	4,318
*	Union Bank of India	3,391,019	4,293
	Engineers India Ltd.	2,148,486	4,268
	Blue Dart Express Ltd.	78,659	4,257
	Kaveri Seed Co. Ltd.	471,676	4,211
	Bajaj Corp. Ltd.	697,480	4,206
*	Suzlon Energy Ltd.	35,586,236	4,059
*,2	Bandhan Bank Ltd.	389,309	3,984
*	TV18 Broadcast Ltd.	5,610,740	3,877
*	Reliance Power Ltd.	7,775,424	3,804
2	Dr Lal PathLabs Ltd.	275,735	3,782
	Gujarat Fluorochemicals Ltd.	334,054	3,700
	Karnataka Bank Ltd.	2,167,593	3,678
	Repco Home Finance Ltd.	411,801	3,612
*	Wockhardt Ltd.	419,199	3,601
	Sobha Ltd.	521,000	3,599
	Symphony Ltd.	223,851	3,536
	Strides Shasun Ltd.	628,914	3,530
*	Sintex Plastics Technology Ltd.	5,712,540	3,449
	Cox & Kings Ltd.	1,084,944	3,426
*	Central Bank of India	3,248,414	3,322
	Mangalore Refinery & Petrochemicals Ltd.	2,798,931	3,317

* Jaiprakash Associates Ltd.	15,201,896	3,285
India Cements Ltd.	1,915,520	3,279
Avanti Feeds Ltd.	455,148	3,220
Rain Industries Ltd.	1,111,266	3,197
Raymond Ltd.	252,937	3,089
Welspun Corp. Ltd.	1,670,300	3,057
GE T&D India Ltd.	748,110	3,056
GlaxoSmithKline Pharmaceuticals Ltd.	65,165	3,033
South Indian Bank Ltd.	11,193,867	2,986
* Dish TV India Ltd.	3,071,882	2,953
PTC India Ltd.	2,420,622	2,927
* ICICI Bank Ltd.	651,320	2,882
* Reliance Communications Ltd.	13,635,801	2,876
Multi Commodity Exchange of India Ltd.	223,465	2,875
* Syndicate Bank	4,280,993	2,833
Chambal Fertilizers and Chemicals Ltd.	1,319,222	2,827
Jindal Saw Ltd.	2,160,182	2,795
Great Eastern Shipping Co. Ltd.	626,641	2,762
NIIT Technologies Ltd.	147,911	2,653
Vijaya Bank	2,871,762	2,606
* IFCI Ltd.	10,167,305	2,566
* PC Jeweller Ltd.	1,873,227	2,501
2 Laurus Labs Ltd.	375,043	2,487
* Oriental Bank of Commerce	2,100,070	2,477
* Adani Green Energy Ltd.	2,696,016	2,374
Srei Infrastructure Finance Ltd.	2,934,826	2,297
* Jammu & Kashmir Bank Ltd.	2,537,800	2,174
Balrampur Chini Mills Ltd.	1,988,487	2,131
GE Power India Ltd.	164,724	1,939
IDFC Ltd.	2,769,481	1,895
* VA Tech Wabag Ltd.	349,766	1,835
Vedanta Ltd. ADR	138,064	1,782
Gateway Distriparks Ltd.	705,986	1,733
Gujarat Mineral Development Corp. Ltd.	1,026,009	1,721
* Allahabad Bank	2,360,278	1,576
* Unitech Ltd.	25,154,607	1,567
* Andhra Bank	3,012,303	1,548
* Reliance Home Finance Ltd.	1,577,613	1,444
* Shipping Corp. of India Ltd.	1,530,257	1,420
* Corp Bank	3,429,258	1,391
* RattanIndia Power Ltd.	25,500,612	1,381
* Jet Airways India Ltd.	300,938	1,359
* Housing Development & Infrastructure Ltd.	3,585,080	1,263
McLeod Russel India Ltd.	629,420	1,219
* Indian Overseas Bank	5,532,962	1,203
* DEN Networks Ltd.	1,542,785	1,144
Marksans Pharma Ltd.	2,723,185	1,119
* Hindustan Construction Co. Ltd.	6,504,244	1,113
Sintex Industries Ltd.	4,935,664	1,034
* Bajaj Hindusthan Sugar Ltd.	9,616,574	934
* UCO Bank	2,956,646	860
* Shree Renuka Sugars Ltd.	3,830,798	694
* Rolta India Ltd.	1,063,139	641
* Tata Motors Ltd. ADR	24,025	437
* Solara Active Pharma Sciences Ltd.	104,819	271
Infosys Ltd. ADR	9,106	184
Sundaram Finance Holdings Ltd.	52,779	91

*	JITF Infralogistics Ltd.	127,987	40
*,§	Chennai Super Kings Cricket Ltd.	951,110	—
			8,828,368
Indonesia (0.4%)
	Bank Central Asia Tbk PT	137,178,582	221,430
	Telekomunikasi Indonesia Persero Tbk PT	672,500,525	166,759
	Bank Rakyat Indonesia Persero Tbk PT	752,926,350	160,418
	Astra International Tbk PT	289,416,762	143,586
	Bank Mandiri Persero Tbk PT	263,076,901	121,462
	Bank Negara Indonesia Persero Tbk PT	106,304,774	54,665
	United Tractors Tbk PT	21,809,910	53,432
	Unilever Indonesia Tbk PT	16,549,502	49,671
	Indah Kiat Pulp & Paper Corp. Tbk PT	31,081,800	41,422
	Gudang Garam Tbk PT	6,621,014	34,537
	Hanjaya Mandala Sampoerna Tbk PT	123,541,763	32,954
	Charoen Pokphand Indonesia Tbk PT	101,877,849	31,965
	Indofood Sukses Makmur Tbk PT	63,387,243	27,935
	Adaro Energy Tbk PT	181,834,330	24,059
	Kalbe Farma Tbk PT	260,698,954	23,431
	Semen Indonesia Persero Tbk PT	41,355,751	21,822
	Bank Danamon Indonesia Tbk PT	43,979,476	20,078
	Indofood CBP Sukses Makmur Tbk PT	31,931,984	19,337
	Bukit Asam Tbk PT	59,867,345	18,635
	Matahari Department Store Tbk PT	32,971,168	18,391
	Indocement Tunggal Prakarsa Tbk PT	18,169,902	17,830
	Perusahaan Gas Negara Persero Tbk	149,313,154	17,635
	Ciputra Development Tbk PT	192,511,010	13,295
	Japfa Comfeed Indonesia Tbk PT	85,883,165	12,812
	Pakuwon Jati Tbk PT	329,679,034	11,787
	Indo Tambangraya Megah Tbk PT	5,608,100	11,084
	Surya Citra Media Tbk PT	77,615,221	11,053
	Jasa Marga Persero Tbk PT	31,879,061	10,380
*	XL Axiata Tbk PT	51,516,453	9,853
	Tower Bersama Infrastructure Tbk PT	26,826,284	9,776
*	Bumi Serpong Damai Tbk PT	103,411,660	9,708
*	Kresna Graha Investama Tbk PT	186,345,041	9,371
	Waskita Karya Persero Tbk PT	59,801,467	8,808
	Ace Hardware Indonesia Tbk PT	95,847,900	8,711
	Bank Tabungan Negara Persero Tbk PT	52,129,497	8,538
*	Vale Indonesia Tbk PT	28,070,836	8,522
	Aneka Tambang Tbk	124,114,927	7,895
	Summarecon Agung Tbk PT	145,139,600	7,716
	Barito Pacific Tbk PT	58,782,597	7,405
	Semen Baturaja Persero TBK PT	32,797,152	7,327
	AKR Corporindo Tbk PT	23,818,400	6,966
*	Medco Energi Internasional Tbk PT	95,751,500	6,580
	Lippo Karawaci Tbk PT	258,855,600	6,574
	Mitra Adiperkasa Tbk PT	98,402,000	6,046
*	Sentul City Tbk PT	606,038,200	5,305
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	33,945,300	4,849
	PP Persero Tbk PT	33,419,125	4,827
	Media Nusantara Citra Tbk PT	68,086,383	4,660
	Wijaya Karya Persero Tbk PT	42,916,698	4,621
	Link Net Tbk PT	14,247,600	4,170
	Astra Agro Lestari Tbk PT	5,467,596	4,126
	Ramayana Lestari Sentosa Tbk PT	39,817,000	3,883
*	Alam Sutera Realty Tbk PT	152,465,700	3,383

	Global Mediacom Tbk PT	93,374,512	2,917
*	Panin Financial Tbk PT	205,027,000	2,903
	Adhi Karya Persero Tbk PT	25,380,400	2,834
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	37,872,800	2,641
*	Eagle High Plantations Tbk PT	158,129,500	2,241
	Surya Semesta Internusa Tbk PT	53,814,000	2,168
	Timah Tbk PT	36,342,187	2,134
*	Kawasan Industri Jababeka Tbk PT	136,639,291	2,088
*	Intiland Development Tbk PT	67,755,800	1,559
*	Trada Alam Minera Tbk PT	71,689,100	1,444
*	Agung Podomoro Land Tbk PT	122,690,000	1,371
*	Krakatau Steel Persero Tbk PT	46,351,636	1,319
	Bekasi Fajar Industrial Estate Tbk PT	67,348,700	1,122
	Salim Ivomas Pratama Tbk PT	33,590,700	1,114
*	Siloam International Hospitals Tbk PT	5,079,485	1,101
*	Lippo Cikarang Tbk PT	5,712,500	828
	Wijaya Karya Beton Tbk PT	24,455,205	675
*	Matahari Putra Prima Tbk PT	33,015,100	582
*	Medco Energi Internasional Tbk PT Warrants Expire 12/11/2020	23,126,700	574
*,§	Berlian Laju Tanker Tbk PT	25,926,000	352
	Sampoerna Agro PT	2,049,100	335
*,§	Sigmagold Inti Perkasa Tbk PT	18,327,800	64
	BISI International Tbk PT	272,800	33
*	Bakrie and Brothers Tbk PT	5,967,850	32
			1,593,916
Ireland (0.2%)
	Kerry Group plc Class A	2,069,212	219,737
	Bank of Ireland Group plc	13,047,069	111,976
	Kingspan Group plc	2,114,059	98,174
	AIB Group plc	11,197,411	64,172
	Glanbia plc	2,833,207	46,608
*	Dalata Hotel Group plc	2,519,342	20,041
	Green REIT plc	9,774,236	17,203
	C&C Group plc	4,264,989	17,139
	Hibernia REIT plc	9,521,494	16,203
	Irish Continental Group plc	2,222,240	13,636
	Origin Enterprises plc	1,812,188	12,778
*	Permanent TSB Group Holdings plc	1,447,164	3,544
*,§	Irish Bank Resolution Corp. Ltd.	698,992	—
			641,211
Israel (0.4%)
	Teva Pharmaceutical Industries Ltd.	12,602,152	301,324
	Bank Leumi Le-Israel BM	20,528,843	128,660
	Bank Hapoalim BM	14,864,628	105,127
*	Nice Ltd.	868,351	94,801
	Israel Discount Bank Ltd. Class A	17,023,964	53,818
	Frutarom Industries Ltd.	524,574	53,023
	Israel Chemicals Ltd.	9,871,041	47,256
	Elbit Systems Ltd.	340,947	40,935
	Mizrahi Tefahot Bank Ltd.	1,890,051	36,756
	Bezeq The Israeli Telecommunication Corp. Ltd.	29,408,693	31,157
*	Tower Semiconductor Ltd.	1,404,298	28,724
*	SodaStream International Ltd.	283,074	24,393
	Azrieli Group Ltd.	502,088	24,048
*	Mazor Robotics Ltd.	643,665	20,042
	Paz Oil Co. Ltd.	121,579	17,353

First International Bank Of Israel Ltd.	756,360	16,274
Alony Hetz Properties & Investments Ltd.	1,449,808	14,249
Gazit-Globe Ltd.	1,389,326	12,799
Strauss Group Ltd.	613,924	12,577
Harel Insurance Investments & Financial Services Ltd.	1,563,079	12,016
Israel Corp. Ltd.	52,742	11,862
* Airport City Ltd.	979,376	11,129
* Nova Measuring Instruments Ltd.	382,509	10,747
Oil Refineries Ltd.	22,425,285	10,329
Shufersal Ltd.	1,649,552	9,965
Reit 1 Ltd.	2,472,586	9,701
Delek Group Ltd.	67,043	9,551
Teva Pharmaceutical Industries Ltd. ADR	375,054	8,979
Amot Investments Ltd.	1,585,457	7,997
Melisron Ltd.	200,579	7,883
Phoenix Holdings Ltd.	1,137,843	6,084
IDI Insurance Co. Ltd.	99,254	6,017
* Clal Insurance Enterprises Holdings Ltd.	356,540	5,830
* Jerusalem Oil Exploration	110,429	5,571
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	108,295	5,128
* Partner Communications Co. Ltd.	1,309,214	5,043
Electra Ltd.	21,484	4,971
* Brack Capital Properties NV	43,756	4,876
* Jerusalem Economy Ltd.	2,003,510	4,855
* Shikun & Binui Ltd.	2,589,978	4,808
Matrix IT Ltd.	422,992	4,445
* Migdal Insurance & Financial Holding Ltd.	4,168,752	4,088
* Gilat Satellite Networks Ltd.	466,885	3,957
* Cellcom Israel Ltd. (Registered)	658,813	3,764
Kenon Holdings Ltd.	228,925	3,648
Sella Capital Real Estate Ltd.	2,118,882	3,620
Bayside Land Corp.	8,180	3,602
* Africa Israel Properties Ltd.	161,529	3,567
Delta-Galil Industries Ltd.	114,859	3,320
Big Shopping Centers Ltd.	51,084	3,298
Formula Systems 1985 Ltd.	92,191	3,275
Menora Mivtachim Holdings Ltd.	286,217	3,094
* AudioCodes Ltd.	297,988	2,882
Delek Automotive Systems Ltd.	489,854	2,589
Naphtha Israel Petroleum Corp. Ltd.	446,703	2,556
* Allot Communications Ltd.	435,560	2,215
Norstar Holdings Inc.	114,719	1,987
* Kamada Ltd.	319,053	1,800
* B Communications Ltd.	119,903	901
Property & Building Corp. Ltd.	11,550	895
* Evogene Ltd.	276,637	799
* Cellcom Israel Ltd.	96,644	543
* Ceragon Networks Ltd.	107,119	430
* Hilan Ltd.	1,448	32
		1,287,965
Italy (1.8%)
Eni SPA	35,519,000	683,694
^ Enel SPA	110,304,905	614,505
UniCredit SPA	31,757,087	560,744
Intesa Sanpaolo SPA (Registered)	180,635,703	553,587
Assicurazioni Generali SPA	18,381,880	325,969
* Fiat Chrysler Automobiles NV	15,660,156	267,027

	Ferrari NV	1,784,482	236,844
	Atlantia SPA	7,547,088	223,551
	CNH Industrial NV	14,139,091	165,987
	Luxottica Group SPA	2,213,274	149,645
	Snam SPA	32,213,685	138,345
	Tenaris SA	6,230,440	114,140
*	Telecom Italia SPA (Registered)	147,753,378	113,649
	Terna Rete Elettrica Nazionale SPA	20,106,287	112,629
	EXOR NV	1,520,385	99,736
	Moncler SPA	2,254,117	99,348
	Prysmian SPA	3,599,621	91,951
	Mediobanca Banca di Credito Finanziario SPA	8,513,561	88,156
	Intesa Sanpaolo SPA	23,790,138	75,782
*,^	Banco BPM SPA	21,461,086	68,019
	Davide Campari-Milano SPA	8,070,188	67,980
	Leonardo SPA	5,563,553	66,469
	FinecoBank Banca Fineco SPA	5,590,621	65,558
	Telecom Italia SPA (Bearer)	91,623,982	60,959
2	Poste Italiane SPA	6,545,597	60,897
^	Unione di Banche Italiane SPA	14,556,833	60,063
	Recordati SPA	1,352,455	50,404
*,2	Pirelli & C SPA	5,299,466	46,263
*	Saipem SPA	7,984,351	41,704
	Italgas SPA	7,025,984	40,413
	A2A SPA	21,855,009	40,091
	Hera SPA	11,381,821	37,749
	Amplifon SPA	1,659,385	37,008
	Interpump Group SPA	1,175,750	36,960
	DiaSorin SPA	334,462	35,882
	Unipol Gruppo SPA	8,135,846	33,795
	BPER Banca	5,785,854	32,211
	Cerved Group SPA	2,760,040	31,709
	Brembo SPA	2,203,390	30,159
^	Azimut Holding SPA	1,718,011	28,790
	Banca Popolare di Sondrio SCPA	6,437,174	27,839
2	Infrastrutture Wireless Italiane SPA	3,387,137	27,702
	De' Longhi SPA	907,821	26,672
	Banca Mediolanum SPA	3,555,554	25,494
^	UnipolSai Assicurazioni SPA	11,172,322	25,393
	Banca Generali SPA	838,826	22,580
^	Buzzi Unicem SPA	1,003,649	22,075
2	Anima Holding SPA	4,041,829	21,665
	Societa Cattolica di Assicurazioni SC	2,217,260	20,343
	Autogrill SPA	1,845,682	20,148
	Iren SPA	7,113,257	20,112
	IMA Industria Macchine Automatiche SPA	239,041	20,073
	Reply SPA	291,159	19,666
	Brunello Cucinelli SPA	472,920	19,633
2	Enav SPA	3,564,317	18,358
	ERG SPA	795,601	17,882
	Societa Iniziative Autostradali e Servizi SPA	983,013	17,412
	Saras SPA	6,676,670	15,986
	Ei Towers SPA	229,947	15,311
2	Technogym SPA	1,383,121	15,059
*,^	Mediaset SPA	4,444,435	15,047
^	Salvatore Ferragamo SPA	625,631	14,445
	ASTM SPA	483,637	13,152

	MARR SPA	479,023	12,911
	Beni Stabili SpA SIIQ	13,972,747	12,300
^	Tod's SPA	188,718	12,014
	Maire Tecnimont SPA	2,067,168	10,697
	Parmalat SPA	2,978,658	10,297
	Fincantieri SPA	6,451,116	9,708
	Danieli & C Officine Meccaniche SPA Savings Shares	540,345	9,492
	Datalogic SPA	279,419	9,423
	ACEA SPA	590,839	9,339
*,2	OVS SPA	2,563,896	8,382
	Banca IFIS SPA	267,747	8,374
2	Gima TT SPA	495,250	7,723
	Biesse SPA	187,408	7,712
2	RAI Way SPA	1,336,771	7,592
	Buzzi Unicem SPA Savings Shares	609,656	7,581
2	Banca Farmafactoring SPA	1,195,002	7,456
	Credito Emiliano SPA	976,213	7,229
2	doBank SPA	569,141	6,944
^	Salini Impregilo SPA	2,379,529	6,274
	Piaggio & C SPA	2,266,598	5,974
	Immobiliare Grande Distribuzione SIIQ SPA	663,778	5,614
	Cementir Holding SPA	669,747	5,426
*,^	Juventus Football Club SPA	5,232,162	5,329
	CIR-Compagnie Industriali Riunite SPA	4,106,514	4,979
	Italmobiliare SPA	186,605	4,461
	Danieli & C Officine Meccaniche SPA	168,673	4,140
	Zignago Vetro SPA	425,656	4,057
	Cairo Communication SPA	829,387	3,141
*	Arnoldo Mondadori Editore SPA	1,694,267	2,882
	Geox SPA	1,008,614	2,679
	Cofide SPA	4,106,800	2,214
*	Rizzoli Corriere Della Sera Mediagroup SPA	1,756,241	2,197
*,^	Safilo Group SPA	399,843	2,057
	DeA Capital SPA	1,249,588	1,883
*,^	GEDI Gruppo Editoriale SPA	2,218,492	877
*	Ansaldo STS SPA	33,464	493
*	Credito Valtellinese SPA	3,625,152	449
*,^	Astaldi SPA	61,009	137
*,§	Gemina SPA CVR Expire 12/31/2049	315,232	5
			6,380,861
Japan (17.1%)
	Toyota Motor Corp.	36,387,307	2,391,778
	Mitsubishi UFJ Financial Group Inc.	182,014,758	1,117,000
	SoftBank Group Corp.	12,094,625	1,010,170
	Sony Corp.	17,947,738	964,634
	Honda Motor Co. Ltd.	24,979,968	762,655
	Sumitomo Mitsui Financial Group Inc.	18,950,238	752,092
	KDDI Corp.	25,184,950	701,070
	Keyence Corp.	1,278,219	676,137
	Mizuho Financial Group Inc.	359,753,747	625,356
	Shin-Etsu Chemical Co. Ltd.	5,780,470	584,762
	FANUC Corp.	2,754,051	555,329
	Central Japan Railway Co.	2,559,300	533,045
	Nintendo Co. Ltd.	1,523,744	515,311
	Mitsubishi Corp.	18,244,161	509,980
	Kao Corp.	6,834,103	499,245
	East Japan Railway Co.	5,229,847	489,159

Japan Tobacco Inc.	16,970,441	482,974
Nidec Corp.	3,317,896	481,926
Canon Inc.	14,554,054	472,197
Murata Manufacturing Co. Ltd.	2,693,821	471,354
Recruit Holdings Co. Ltd.	16,956,275	464,627
NTT DOCOMO Inc.	17,825,831	458,925
Hitachi Ltd.	65,538,890	458,167
Astellas Pharma Inc.	28,048,028	457,488
^ Takeda Pharmaceutical Co. Ltd.	10,830,492	457,295
Tokio Marine Holdings Inc.	9,570,374	455,320
Daikin Industries Ltd.	3,756,330	448,994
Seven & i Holdings Co. Ltd.	10,946,274	447,045
Nippon Telegraph & Telephone Corp.	9,265,659	428,570
Shiseido Co. Ltd.	5,508,127	405,787
Mitsui & Co. Ltd.	24,017,795	402,539
Panasonic Corp.	30,222,153	388,328
Tokyo Electron Ltd.	2,207,631	386,998
Komatsu Ltd.	12,949,382	382,630
Mitsubishi Electric Corp.	28,035,903	380,916
Daiichi Sankyo Co. Ltd.	9,012,069	373,797
ITOCHU Corp.	20,060,059	356,194
Bridgestone Corp.	8,744,134	344,925
Suzuki Motor Corp.	5,820,754	342,365
Daiwa House Industry Co. Ltd.	9,205,427	335,681
JXTG Holdings Inc.	44,992,947	329,861
Eisai Co. Ltd.	3,744,401	322,364
Denso Corp.	6,488,067	320,933
Mitsui Fudosan Co. Ltd.	13,393,110	320,252
Fast Retailing Co. Ltd.	726,150	318,022
Hoya Corp.	5,211,265	313,587
Kirin Holdings Co. Ltd.	11,823,224	302,691
Dai-ichi Life Holdings Inc.	15,786,689	298,076
ORIX Corp.	18,207,693	294,919
Mitsubishi Estate Co. Ltd.	16,749,069	290,640
Oriental Land Co. Ltd.	2,664,818	289,759
SMC Corp.	822,088	278,572
Otsuka Holdings Co. Ltd.	5,938,166	274,226
Kubota Corp.	15,787,760	265,046
Asahi Group Holdings Ltd.	5,400,422	262,486
Sumitomo Corp.	15,888,100	261,625
Nissan Motor Co. Ltd.	27,394,348	259,126
Kyocera Corp.	4,427,595	257,687
* Toshiba Corp.	83,349,257	254,691
Sysmex Corp.	2,683,233	254,441
Subaru Corp.	8,693,803	254,080
Terumo Corp.	4,370,986	240,125
Asahi Kasei Corp.	17,659,784	236,057
Nomura Holdings Inc.	47,851,080	226,881
Sumitomo Realty & Development Co. Ltd.	6,109,556	223,851
FUJIFILM Holdings Corp.	5,383,239	222,192
Nippon Steel & Sumitomo Metal Corp.	11,116,206	221,693
Shionogi & Co. Ltd.	4,006,448	218,682
MS&AD Insurance Group Holdings Inc.	7,082,286	216,928
Secom Co. Ltd.	2,744,992	209,807
Sumitomo Mitsui Trust Holdings Inc.	5,272,904	209,448
Japan Post Holdings Co. Ltd.	18,837,251	207,695
Sompo Holdings Inc.	5,001,291	203,273

Aeon Co. Ltd.	9,888,680	200,926
Fujitsu Ltd.	27,559,465	187,829
West Japan Railway Co.	2,603,170	181,987
TDK Corp.	1,693,176	181,402
Resona Holdings Inc.	30,904,451	175,776
Marubeni Corp.	22,260,495	169,952
Daito Trust Construction Co. Ltd.	1,002,581	168,000
Taisei Corp.	3,013,061	167,569
Toray Industries Inc.	21,472,019	166,404
Sumitomo Electric Industries Ltd.	10,757,580	165,485
Unicharm Corp.	5,389,199	164,120
Nitto Denko Corp.	2,246,987	163,033
Olympus Corp.	3,967,009	161,048
Shimano Inc.	1,114,354	160,699
Mitsubishi Chemical Holdings Corp.	18,279,162	160,116
Nitori Holdings Co. Ltd.	1,046,920	157,778
Chugai Pharmaceutical Co. Ltd.	3,061,903	155,746
Makita Corp.	3,452,028	155,293
Chubu Electric Power Co. Inc.	9,916,947	153,056
Mitsubishi Heavy Industries Ltd.	4,064,192	152,615
Tokyo Gas Co. Ltd.	6,215,481	151,816
MEIJI Holdings Co. Ltd.	1,896,419	149,128
JFE Holdings Inc.	7,300,481	148,348
Ono Pharmaceutical Co. Ltd.	6,257,483	147,860
Kansai Electric Power Co. Inc.	10,295,102	146,556
Yamato Holdings Co. Ltd.	5,037,985	146,017
Inpex Corp.	12,950,524	142,182
Sekisui House Ltd.	8,235,220	140,373
Japan Exchange Group Inc.	7,618,276	135,516
Daiwa Securities Group Inc.	22,567,417	131,624
Dentsu Inc.	3,109,311	130,562
Toyota Industries Corp.	2,274,544	128,747
Ajinomoto Co. Inc.	7,167,062	126,896
Hankyu Hanshin Holdings Inc.	3,171,060	126,286
Yakult Honsha Co. Ltd.	1,741,891	125,608
Omron Corp.	2,754,610	124,670
Sumitomo Chemical Co. Ltd.	21,521,890	123,939
Kikkoman Corp.	2,589,050	122,879
Yaskawa Electric Corp.	3,677,110	121,605
Tokyu Corp.	7,009,496	120,679
Sumitomo Metal Mining Co. Ltd.	3,353,099	120,533
T&D Holdings Inc.	8,042,688	120,174
Aisin Seiki Co. Ltd.	2,463,630	114,909
AGC Inc.	2,671,419	111,971
Bandai Namco Holdings Inc.	2,765,419	110,640
Toyota Tsusho Corp.	3,192,984	109,146
M3 Inc.	2,854,268	108,837
Shimadzu Corp.	3,801,045	108,396
^ FamilyMart UNY Holdings Co. Ltd.	1,151,755	107,483
Yamaha Corp.	2,294,631	107,374
Osaka Gas Co. Ltd.	5,576,819	107,327
MINEBEA MITSUMI Inc.	5,942,244	106,646
Rohm Co. Ltd.	1,251,217	106,645
Ryohin Keikaku Co. Ltd.	332,029	106,569
* Tokyo Electric Power Co. Holdings Inc.	22,050,948	105,664
Isuzu Motors Ltd.	7,807,928	105,663
Yamaha Motor Co. Ltd.	3,985,339	105,213

Koito Manufacturing Co. Ltd.	1,625,972	104,737
Mazda Motor Corp.	8,215,834	102,520
Kintetsu Group Holdings Co. Ltd.	2,571,109	102,315
NTT Data Corp.	8,938,563	101,817
Kajima Corp.	13,009,927	101,508
Start Today Co. Ltd.	2,515,366	101,172
MISUMI Group Inc.	3,943,215	100,745
Obayashi Corp.	9,543,642	99,637
NEC Corp.	3,569,510	99,164
Showa Denko KK	2,058,669	98,190
TOTO Ltd.	2,066,830	96,592
Trend Micro Inc.	1,625,571	96,049
Nippon Paint Holdings Co. Ltd.	2,187,482	95,597
Ricoh Co. Ltd.	9,645,142	94,162
Idemitsu Kosan Co. Ltd.	2,074,664	93,454
Odakyu Electric Railway Co. Ltd.	4,390,291	92,990
Dai Nippon Printing Co. Ltd.	4,231,604	92,454
Sekisui Chemical Co. Ltd.	5,137,427	91,953
Nissan Chemical Corp.	1,980,549	88,791
Concordia Financial Group Ltd.	16,503,582	88,734
* Renesas Electronics Corp.	9,855,040	88,065
Tobu Railway Co. Ltd.	2,952,664	87,038
Santen Pharmaceutical Co. Ltd.	5,158,244	86,279
Tohoku Electric Power Co. Inc.	6,715,084	85,515
Shimizu Corp.	8,104,504	84,825
Nexon Co. Ltd.	5,811,756	83,740
Nikon Corp.	4,956,276	83,667
SBI Holdings Inc.	3,054,675	83,390
NGK Spark Plug Co. Ltd.	2,827,904	81,661
Coca-Cola Bottlers Japan Holdings Inc.	2,254,966	81,309
Obic Co. Ltd.	943,688	81,070
Keio Corp.	1,643,341	80,703
Kose Corp.	408,980	78,393
Rakuten Inc.	11,113,069	78,342
Kyushu Electric Power Co. Inc.	6,644,248	78,300
Don Quijote Holdings Co. Ltd.	1,655,074	77,365
Alps Electric Co. Ltd.	2,666,763	76,932
LIXIL Group Corp.	3,737,441	76,610
Hamamatsu Photonics KK	1,799,808	76,387
Suntory Beverage & Food Ltd.	1,789,205	76,115
Hisamitsu Pharmaceutical Co. Inc.	1,032,334	75,568
Hoshizaki Corp.	745,502	75,087
Pigeon Corp.	1,541,724	74,214
Stanley Electric Co. Ltd.	2,107,725	74,128
Oji Holdings Corp.	12,469,665	73,990
Kobayashi Pharmaceutical Co. Ltd.	877,073	73,218
Nisshin Seifun Group Inc.	3,663,232	71,781
Kuraray Co. Ltd.	5,048,399	71,354
Nomura Research Institute Ltd.	1,475,202	70,895
CyberAgent Inc.	1,347,209	70,785
Seiko Epson Corp.	3,920,180	70,770
NSK Ltd.	6,463,434	70,592
Kyushu Railway Co.	2,294,272	70,513
SUMCO Corp.	3,287,580	70,344
^ Yahoo Japan Corp.	18,451,057	70,199
Japan Post Bank Co. Ltd.	5,814,590	69,776
Brother Industries Ltd.	3,375,930	68,866

Taisho Pharmaceutical Holdings Co. Ltd.	604,314	68,457
Shizuoka Bank Ltd.	7,399,394	68,389
Mitsubishi Motors Corp.	8,906,438	68,089
Kyowa Hakko Kirin Co. Ltd.	3,582,512	68,069
Nissin Foods Holdings Co. Ltd.	985,714	68,009
Mitsui Chemicals Inc.	2,523,229	67,958
Nagoya Railroad Co. Ltd.	2,703,785	67,863
Nippon Express Co. Ltd.	1,035,699	67,796
Disco Corp.	392,518	67,008
NGK Insulators Ltd.	3,792,375	66,600
Tosoh Corp.	4,032,464	65,863
Keisei Electric Railway Co. Ltd.	1,975,362	65,775
Fuji Electric Co. Ltd.	8,861,756	65,462
Lion Corp.	3,604,107	65,258
Chiba Bank Ltd.	9,097,873	64,945
IHI Corp.	1,838,832	64,580
Sojitz Corp.	17,562,133	63,762
Electric Power Development Co. Ltd.	2,347,618	63,761
Kansai Paint Co. Ltd.	2,761,201	63,541
Konami Holdings Corp.	1,340,536	63,071
Tsuruha Holdings Inc.	510,951	62,854
Aozora Bank Ltd.	1,680,171	62,786
Kawasaki Heavy Industries Ltd.	2,121,201	62,370
Isetan Mitsukoshi Holdings Ltd.	5,141,161	62,130
Japan Airlines Co. Ltd.	1,667,560	61,557
Alfresa Holdings Corp.	2,550,911	61,071
Daifuku Co. Ltd.	1,384,038	60,993
Yokogawa Electric Corp.	3,424,088	60,900
Advantest Corp.	2,537,741	60,150
NH Foods Ltd.	1,495,192	59,525
Marui Group Co. Ltd.	2,995,317	59,514
USS Co. Ltd.	3,128,255	59,371
JGC Corp.	3,043,279	59,053
Mitsubishi Tanabe Pharma Corp.	3,138,645	58,848
Keikyu Corp.	3,582,344	58,653
Toppan Printing Co. Ltd.	7,614,447	58,588
Konica Minolta Inc.	6,513,138	58,470
Mitsubishi Gas Chemical Co. Inc.	2,612,892	58,380
ANA Holdings Inc.	1,580,829	58,050
Fukuoka Financial Group Inc.	10,396,472	56,902
Otsuka Corp.	1,449,214	56,524
Sumitomo Heavy Industries Ltd.	1,617,445	56,350
Hirose Electric Co. Ltd.	459,741	56,056
TIS Inc.	1,134,669	54,491
Taiheiyo Cement Corp.	1,719,482	54,332
Chugoku Electric Power Co. Inc.	4,106,864	54,040
Asahi Intecc Co. Ltd.	1,409,194	53,912
Mebuki Financial Group Inc.	14,832,417	52,999
Hikari Tsushin Inc.	315,179	52,966
Persol Holdings Co. Ltd.	2,422,440	52,805
Teijin Ltd.	2,809,543	52,474
Square Enix Holdings Co. Ltd.	1,103,349	52,165
Haseko Corp.	3,919,645	52,013
Seibu Holdings Inc.	3,074,448	51,882
Hakuhodo DY Holdings Inc.	3,370,126	51,749
J Front Retailing Co. Ltd.	3,520,196	51,603
Nabtesco Corp.	1,647,727	51,440

Keihan Holdings Co. Ltd.	1,407,497	51,251
JSR Corp.	2,647,455	50,905
^ Yamada Denki Co. Ltd.	10,215,660	50,671
Mitsubishi Materials Corp.	1,775,193	50,482
Bank of Kyoto Ltd.	1,039,232	50,349
^ Tokai Carbon Co. Ltd.	2,739,314	50,267
Casio Computer Co. Ltd.	3,062,578	50,110
Hulic Co. Ltd.	5,055,002	49,609
Tokyu Fudosan Holdings Corp.	7,296,350	49,597
Suzuken Co. Ltd.	1,127,266	49,364
Nihon M&A Center Inc.	1,825,016	48,700
Amada Holdings Co. Ltd.	4,834,096	48,607
Toho Co. Ltd.	1,621,487	48,417
Matsumotokiyoshi Holdings Co. Ltd.	1,110,752	48,172
Hitachi Construction Machinery Co. Ltd.	1,492,707	48,009
JTEKT Corp.	3,301,893	47,884
^ Sharp Corp.	2,052,157	47,712
Sony Financial Holdings Inc.	2,469,260	47,450
* PeptiDream Inc.	1,216,010	47,364
Toyo Suisan Kaisha Ltd.	1,304,185	47,206
Taiyo Yuden Co. Ltd.	1,567,435	46,879
Daicel Corp.	4,193,085	46,197
Sumitomo Dainippon Pharma Co. Ltd.	2,376,612	46,122
Rinnai Corp.	528,596	45,779
Kurita Water Industries Ltd.	1,562,419	45,702
Sega Sammy Holdings Inc.	2,806,735	44,783
MediPal Holdings Corp.	2,178,085	44,288
Sohgo Security Services Co. Ltd.	965,509	44,286
Yamazaki Baking Co. Ltd.	1,779,179	44,243
Showa Shell Sekiyu KK	2,689,591	44,143
Sumitomo Rubber Industries Ltd.	2,657,930	44,051
Hino Motors Ltd.	3,895,097	44,008
Nankai Electric Railway Co. Ltd.	1,590,056	43,719
THK Co. Ltd.	1,601,298	43,620
Ebara Corp.	1,429,235	43,359
Azbil Corp.	987,025	43,296
Toho Gas Co. Ltd.	1,266,168	43,257
Nippon Yusen KK	2,241,337	43,225
Denka Co. Ltd.	1,248,004	43,011
Toyo Seikan Group Holdings Ltd.	2,297,123	42,361
Kobe Steel Ltd.	4,264,809	42,031
Park24 Co. Ltd.	1,493,404	41,906
Rohto Pharmaceutical Co. Ltd.	1,386,370	41,694
MonotaRO Co. Ltd.	827,772	41,688
Pola Orbis Holdings Inc.	1,071,292	41,515
Nippon Shinyaku Co. Ltd.	728,372	41,460
Lawson Inc.	685,821	41,183
Air Water Inc.	2,239,368	40,936
Mitsui OSK Lines Ltd.	1,572,759	40,809
Asics Corp.	2,500,121	40,685
Ube Industries Ltd.	1,500,740	40,397
SCREEN Holdings Co. Ltd.	548,433	40,012
Iida Group Holdings Co. Ltd.	2,033,017	39,873
^ Skylark Holdings Co. Ltd.	2,732,445	39,740
Tokyo Tatemono Co. Ltd.	2,942,368	39,617
Relo Group Inc.	1,454,604	39,401
Kewpie Corp.	1,570,412	39,056

	Kakaku.com Inc.	1,849,920	38,960
	Oracle Corp. Japan	461,310	38,720
	Nippon Electric Glass Co. Ltd.	1,191,103	38,497
	DIC Corp.	1,172,997	38,303
	Yamaguchi Financial Group Inc.	3,349,248	37,955
	Mitsubishi UFJ Lease & Finance Co. Ltd.	6,230,661	37,787
	Benesse Holdings Inc.	1,037,085	37,783
	Horiba Ltd.	546,843	37,746
	Sundrug Co. Ltd.	938,413	37,586
	Sankyu Inc.	707,532	37,288
	Seino Holdings Co. Ltd.	2,132,157	37,239
	Miura Co. Ltd.	1,407,639	36,939
	Hitachi High-Technologies Corp.	902,725	36,868
	Nomura Real Estate Holdings Inc.	1,683,421	36,745
	Credit Saison Co. Ltd.	2,350,792	36,699
	Shinsei Bank Ltd.	2,330,034	36,698
	Nifco Inc.	1,203,092	36,363
	Ito En Ltd.	810,086	36,197
	Takashimaya Co. Ltd.	4,312,966	36,121
	Welcia Holdings Co. Ltd.	709,802	36,097
	COMSYS Holdings Corp.	1,451,634	36,079
	Tokyo Century Corp.	659,504	36,045
	Kaneka Corp.	4,078,513	35,901
	Mabuchi Motor Co. Ltd.	728,040	35,871
	Nichirei Corp.	1,538,912	35,775
	Calbee Inc.	1,066,056	35,364
	AEON Financial Service Co. Ltd.	1,701,754	35,137
	Kagome Co. Ltd.	1,135,205	34,670
	Kyowa Exeo Corp.	1,277,116	34,607
	Sotetsu Holdings Inc.	1,117,999	34,592
	Izumi Co. Ltd.	570,810	34,439
	Ezaki Glico Co. Ltd.	740,850	34,313
	NOK Corp.	1,682,423	33,822
	Bic Camera Inc.	2,234,212	33,711
	Capcom Co. Ltd.	1,298,718	33,680
	House Foods Group Inc.	1,062,983	33,634
	Yokohama Rubber Co. Ltd.	1,565,300	33,528
	Sanwa Holdings Corp.	2,927,386	33,296
	Gunma Bank Ltd.	6,220,212	33,119
	Nippon Shokubai Co. Ltd.	458,731	32,797
	NOF Corp.	993,786	32,753
	Sumitomo Forestry Co. Ltd.	2,003,966	32,725
	Cosmo Energy Holdings Co. Ltd.	918,163	32,403
*,^	LINE Corp.	740,869	32,366
	Kinden Corp.	2,003,829	32,214
	Kamigumi Co. Ltd.	1,522,822	31,903
	Zenkoku Hosho Co. Ltd.	719,552	31,668
	Japan Airport Terminal Co. Ltd.	659,502	31,384
	Taiyo Nippon Sanso Corp.	2,041,392	31,357
	Hitachi Metals Ltd.	2,891,052	31,331
	Maruichi Steel Tube Ltd.	907,152	31,257
	Tsumura & Co.	945,823	30,760
	TechnoPro Holdings Inc.	484,159	30,731
	Tokuyama Corp.	963,718	30,486
	Furukawa Electric Co. Ltd.	862,161	30,463
	TS Tech Co. Ltd.	737,661	30,449
	Mitsui Mining & Smelting Co. Ltd.	767,834	30,411

Sankyo Co. Ltd.	759,928	29,947
Hiroshima Bank Ltd.	4,342,861	29,885
Ain Holdings Inc.	400,456	29,755
DeNA Co. Ltd.	1,577,570	29,754
Aeon Mall Co. Ltd.	1,697,331	29,735
Kyushu Financial Group Inc.	5,797,993	29,702
Hachijuni Bank Ltd.	6,734,184	29,689
Toda Corp.	3,348,225	29,321
Shikoku Electric Power Co. Inc.	2,191,931	29,297
Takara Holdings Inc.	2,501,646	29,229
Seven Bank Ltd.	9,570,255	28,969
Shimamura Co. Ltd.	307,353	28,761
Nihon Kohden Corp.	1,053,674	28,480
Zensho Holdings Co. Ltd.	1,276,642	28,453
Hitachi Chemical Co. Ltd.	1,434,703	28,412
Nishi-Nippon Railroad Co. Ltd.	1,074,319	28,297
Anritsu Corp.	1,955,155	28,092
Daiichikosho Co. Ltd.	588,613	27,951
K's Holdings Corp.	2,481,514	27,939
Nippon Kayaku Co. Ltd.	2,446,862	27,903
SCSK Corp.	589,988	27,897
Sugi Holdings Co. Ltd.	515,133	27,641
Iyo Bank Ltd.	3,999,881	27,608
Cosmos Pharmaceutical Corp.	124,815	27,517
Aica Kogyo Co. Ltd.	738,537	27,277
Morinaga & Co. Ltd.	585,690	27,174
Chugoku Bank Ltd.	2,560,753	27,168
Toyoda Gosei Co. Ltd.	1,060,965	26,922
Nippon Gas Co. Ltd.	554,683	26,892
Sawai Pharmaceutical Co. Ltd.	566,517	26,782
Rengo Co. Ltd.	2,927,972	26,776
NTN Corp.	6,055,009	26,730
Ulvac Inc.	677,725	26,721
Hokuhoku Financial Group Inc.	1,842,826	26,551
Nishi-Nippon Financial Holdings Inc.	2,218,433	26,506
Itochu Techno-Solutions Corp.	1,383,860	26,367
GS Yuasa Corp.	5,624,985	26,332
Fancl Corp.	500,466	26,283
Penta-Ocean Construction Co. Ltd.	4,138,425	26,076
Kaken Pharmaceutical Co. Ltd.	499,581	25,919
GMO Payment Gateway Inc.	229,874	25,903
Topcon Corp.	1,491,198	25,859
NET One Systems Co. Ltd.	1,181,088	25,779
Ibiden Co. Ltd.	1,559,839	25,687
* Hokuriku Electric Power Co.	2,444,918	25,665
Daido Steel Co. Ltd.	516,410	25,503
Citizen Watch Co. Ltd.	3,861,243	25,433
Nagase & Co. Ltd.	1,562,715	25,355
OSG Corp.	1,123,799	25,286
Sumitomo Osaka Cement Co. Ltd.	5,235,189	24,962
Fujikura Ltd.	3,865,423	24,916
SG Holdings Co. Ltd.	1,135,200	24,902
77 Bank Ltd.	1,012,631	24,389
Outsourcing Inc.	1,126,870	24,311
PALTAC Corp.	451,448	23,863
Zeon Corp.	2,105,825	23,858
OKUMA Corp.	421,163	23,782

	ADEKA Corp.	1,395,262	23,616
	NHK Spring Co. Ltd.	2,352,453	23,530
	Ship Healthcare Holdings Inc.	601,895	23,404
	Nippon Paper Industries Co. Ltd.	1,425,468	23,354
	Wacoal Holdings Corp.	843,745	23,248
	Glory Ltd.	789,059	23,195
	Sumitomo Bakelite Co. Ltd.	2,287,748	23,135
	SHO-BOND Holdings Co. Ltd.	330,507	23,130
	Shima Seiki Manufacturing Ltd.	425,032	23,117
	Toyo Tire & Rubber Co. Ltd.	1,450,483	22,934
	Maeda Corp.	1,942,223	22,828
	Tsubakimoto Chain Co.	2,478,112	22,824
	Open House Co. Ltd.	414,280	22,717
	Fukuyama Transporting Co. Ltd.	466,052	22,678
	Mitsubishi Logistics Corp.	989,957	22,648
	Kyudenko Corp.	565,121	22,636
	Acom Co. Ltd.	5,633,904	22,468
	Fuji Seal International Inc.	595,297	22,320
	Sapporo Holdings Ltd.	921,502	22,290
	Ariake Japan Co. Ltd.	258,398	22,173
	Ushio Inc.	1,700,232	22,152
	Aoyama Trading Co. Ltd.	669,439	22,140
	Suruga Bank Ltd.	2,466,909	22,103
	Toyobo Co. Ltd.	1,297,205	21,958
*,^	Kawasaki Kisen Kaisha Ltd.	1,207,016	21,920
	Japan Steel Works Ltd.	883,720	21,788
	Tadano Ltd.	1,668,582	21,754
	DMG Mori Co. Ltd.	1,414,554	21,720
	Lintec Corp.	734,061	21,549
	Nishimatsu Construction Co. Ltd.	751,939	21,507
	Dowa Holdings Co. Ltd.	664,210	21,359
	Miraca Holdings Inc.	732,689	21,294
	Nisshinbo Holdings Inc.	1,926,900	21,202
	Fuji Oil Holdings Inc.	643,610	21,190
	Nipro Corp.	1,711,041	20,905
	Nihon Unisys Ltd.	905,501	20,901
	Toagosei Co. Ltd.	1,780,086	20,858
	Nippon Light Metal Holdings Co. Ltd.	9,168,054	20,711
	Hazama Ando Corp.	2,599,841	20,653
	San-In Godo Bank Ltd.	2,188,401	20,562
	Hanwa Co. Ltd.	535,271	20,505
	Kokuyo Co. Ltd.	1,209,993	20,504
	ABC-Mart Inc.	377,421	20,451
	H2O Retailing Corp.	1,275,926	20,431
^	Japan Lifeline Co. Ltd.	943,520	20,396
	Pilot Corp.	353,077	20,385
	Iwatani Corp.	601,271	20,366
	Amano Corp.	988,920	20,344
	Shimachu Co. Ltd.	639,831	20,334
	Japan Post Insurance Co. Ltd.	949,982	20,221
^	Colowide Co. Ltd.	793,863	20,092
	Nikkon Holdings Co. Ltd.	738,289	20,011
	Nichias Corp.	1,610,521	19,940
	Nihon Parkerizing Co. Ltd.	1,342,149	19,939
	Fuji Corp.	1,105,764	19,574
	Shiga Bank Ltd.	3,677,835	19,496
	Tokyo Ohka Kogyo Co. Ltd.	537,064	19,491

Tokyo Seimitsu Co. Ltd.	572,679	19,440
Nippon Suisan Kaisha Ltd.	3,933,625	19,347
Maruha Nichiro Corp.	517,268	19,244
Morinaga Milk Industry Co. Ltd.	583,487	19,238
Tokai Tokyo Financial Holdings Inc.	3,297,582	18,993
Kenedix Inc.	3,272,892	18,731
Kureha Corp.	271,074	18,683
Daishi Bank Ltd.	437,887	18,583
Toho Holdings Co. Ltd.	753,906	18,569
Resorttrust Inc.	993,192	18,217
Leopalace21 Corp.	3,288,986	18,073
Infomart Corp.	1,438,384	18,046
Okumura Corp.	548,375	18,024
Takasago Thermal Engineering Co. Ltd.	917,102	18,022
Meitec Corp.	362,119	17,987
FP Corp.	326,428	17,970
GMO internet Inc.	847,188	17,968
Kumagai Gumi Co. Ltd.	512,363	17,944
^ Goldwin Inc.	249,084	17,722
Sumitomo Mitsui Construction Co. Ltd.	2,247,368	17,622
Shochiku Co. Ltd.	145,301	17,600
Awa Bank Ltd.	2,709,065	17,504
Fuyo General Lease Co. Ltd.	277,389	17,342
Heiwa Corp.	772,150	17,320
Sakata Seed Corp.	461,350	17,285
Chiyoda Corp.	2,158,100	17,278
Kanematsu Corp.	1,193,186	17,205
Kyoritsu Maintenance Co. Ltd.	345,772	17,168
Sangetsu Corp.	891,695	17,143
Mandom Corp.	548,173	17,133
Digital Garage Inc.	453,675	17,124
Hitachi Transport System Ltd.	625,067	17,096
Hitachi Capital Corp.	638,203	17,054
Jafco Co. Ltd.	460,312	16,852
^ Sanrio Co. Ltd.	890,027	16,772
Hokkaido Electric Power Co. Inc.	2,567,322	16,569
NTT Urban Development Corp.	1,601,135	16,545
Iriso Electronics Co. Ltd.	282,207	16,538
Kusuri no Aoki Holdings Co. Ltd.	222,762	16,352
Toyota Boshoku Corp.	878,890	16,344
TOKAI Holdings Corp.	1,649,625	16,321
Kandenko Co. Ltd.	1,553,247	16,176
Topre Corp.	611,388	16,090
Okamura Corp.	1,113,877	16,074
Maeda Road Construction Co. Ltd.	825,355	15,966
* Kansai Mirai Financial Group Inc.	1,906,866	15,921
KH Neochem Co. Ltd.	492,163	15,874
Duskin Co. Ltd.	620,905	15,741
Fujitec Co. Ltd.	1,097,760	15,690
Tokai Rika Co. Ltd.	755,404	15,689
^ Yoshinoya Holdings Co. Ltd.	920,698	15,578
Lasertec Corp.	525,239	15,571
Yamato Kogyo Co. Ltd.	498,175	15,536
Itoham Yonekyu Holdings Inc.	1,905,726	15,506
Yaoko Co. Ltd.	299,199	15,493
Oki Electric Industry Co. Ltd.	1,266,990	15,491
* Mitsui E&S Holdings Co. Ltd.	1,077,830	15,442

Kiyo Bank Ltd.	914,500	15,429
cocokara fine Inc.	262,485	15,405
Ogaki Kyoritsu Bank Ltd.	583,881	15,286
Autobacs Seven Co. Ltd.	880,130	15,126
Daiseki Co. Ltd.	550,480	15,106
United Arrows Ltd.	386,234	15,027
Matsui Securities Co. Ltd.	1,504,565	15,010
Megmilk Snow Brand Co. Ltd.	599,349	14,955
Inaba Denki Sangyo Co. Ltd.	352,820	14,890
FCC Co. Ltd.	505,462	14,852
Takara Bio Inc.	656,014	14,603
SMS Co. Ltd.	716,732	14,589
Toyo Ink SC Holdings Co. Ltd.	532,677	14,586
^ Daio Paper Corp.	1,051,734	14,496
Gunze Ltd.	243,578	14,479
Sushiro Global Holdings Ltd.	258,781	14,392
Keiyo Bank Ltd.	3,249,643	14,343
North Pacific Bank Ltd.	3,978,322	14,324
Nichiha Corp.	388,832	14,311
Koei Tecmo Holdings Co. Ltd.	694,330	14,236
Trusco Nakayama Corp.	563,082	14,227
Noevir Holdings Co. Ltd.	215,173	14,158
Nippo Corp.	748,325	14,093
Shinmaywa Industries Ltd.	1,161,671	14,062
Canon Marketing Japan Inc.	667,413	14,004
KYORIN Holdings Inc.	685,274	13,953
Makino Milling Machine Co. Ltd.	1,723,433	13,927
Senshu Ikeda Holdings Inc.	3,905,998	13,888
Central Glass Co. Ltd.	578,484	13,828
Ci:z Holdings Co. Ltd.	310,700	13,787
Hokkoku Bank Ltd.	324,636	13,717
Exedy Corp.	426,104	13,710
Round One Corp.	912,099	13,581
HIS Co. Ltd.	447,493	13,534
Daiwabo Holdings Co. Ltd.	261,184	13,523
^ Tsubaki Nakashima Co. Ltd.	568,555	13,498
Okinawa Electric Power Co. Inc.	614,445	13,385
Juroku Bank Ltd.	491,375	13,362
Musashino Bank Ltd.	430,269	13,312
Nippon Sheet Glass Co. Ltd.	1,270,759	13,303
Keihin Corp.	643,001	13,276
KYB Corp.	282,214	13,259
Ryosan Co. Ltd.	350,522	13,246
Joyful Honda Co. Ltd.	868,350	13,188
Takuma Co. Ltd.	1,073,348	13,157
* Aiful Corp.	4,111,910	13,146
Ichigo Inc.	2,944,341	13,136
Alpine Electronics Inc.	588,487	13,127
Mirait Holdings Corp.	839,362	12,915
^ Monex Group Inc.	2,582,682	12,874
Nippon Seiki Co. Ltd.	610,109	12,802
Milbon Co. Ltd.	258,514	12,769
Nanto Bank Ltd.	486,827	12,715
^ DCM Holdings Co. Ltd.	1,411,446	12,642
EDION Corp.	1,263,643	12,632
^ Nachi-Fujikoshi Corp.	267,586	12,523
Nippon Flour Mills Co. Ltd.	739,937	12,517

	Zenrin Co. Ltd.	455,454	12,467
	NS Solutions Corp.	471,227	12,453
	Mochida Pharmaceutical Co. Ltd.	171,520	12,431
	Fuji Soft Inc.	304,797	12,413
	Descente Ltd.	652,312	12,405
	Hyakugo Bank Ltd.	2,910,791	12,340
	Fujitsu General Ltd.	800,330	12,323
	Kissei Pharmaceutical Co. Ltd.	437,115	12,290
	Nippon Television Holdings Inc.	762,907	12,283
	Ryobi Ltd.	367,223	12,275
	JINS Inc.	216,870	12,237
^	Orient Corp.	8,746,670	12,220
	Mani Inc.	283,495	12,219
	ZERIA Pharmaceutical Co. Ltd.	551,495	12,212
	Tokyo Steel Manufacturing Co. Ltd.	1,422,851	12,207
	Kotobuki Spirits Co. Ltd.	260,887	12,198
	Totetsu Kogyo Co. Ltd.	401,630	12,186
	Kanamoto Co. Ltd.	390,725	12,183
	Kumiai Chemical Industry Co. Ltd.	1,343,072	12,177
	Paramount Bed Holdings Co. Ltd.	286,689	12,145
	Benefit One Inc.	421,440	12,115
	Valor Holdings Co. Ltd.	561,475	12,051
	Daikyonishikawa Corp.	807,055	11,993
	Eizo Corp.	268,490	11,983
	Arcs Co. Ltd.	478,001	11,968
	As One Corp.	170,858	11,954
	Taikisha Ltd.	411,433	11,940
	Optex Group Co. Ltd.	405,032	11,933
	Unipres Corp.	586,780	11,928
	Seiren Co. Ltd.	663,818	11,917
	San-A Co. Ltd.	258,584	11,890
^	Siix Corp.	517,464	11,826
	CKD Corp.	769,655	11,809
	Senko Group Holdings Co. Ltd.	1,498,090	11,790
	Okamoto Industries Inc.	1,022,345	11,752
*,^	Katitas Co. Ltd.	319,085	11,735
	Toshiba Plant Systems & Services Corp.	528,669	11,702
^	Nissha Co. Ltd.	564,004	11,682
	Nippon Soda Co. Ltd.	1,986,636	11,672
	Systena Corp.	952,720	11,651
	Hitachi Zosen Corp.	2,481,942	11,635
	Showa Corp.	691,428	11,629
	Mitsubishi Pencil Co. Ltd.	601,808	11,617
	Takeuchi Manufacturing Co. Ltd.	492,059	11,528
	Nomura Co. Ltd.	538,680	11,500
^	GungHo Online Entertainment Inc.	5,363,993	11,452
	Ai Holdings Corp.	515,835	11,446
	Hokuetsu Corp.	2,044,344	11,432
	Tokyo Dome Corp.	1,361,733	11,409
	Japan Aviation Electronics Industry Ltd.	655,954	11,347
	Onward Holdings Co. Ltd.	1,658,892	11,297
	Okasan Securities Group Inc.	2,347,065	11,204
	Macnica Fuji Electronics Holdings Inc.	661,078	11,193
	Fuji Media Holdings Inc.	678,652	11,167
	NSD Co. Ltd.	518,194	11,144
	DTS Corp.	292,594	11,132
	Hogy Medical Co. Ltd.	319,404	11,056

	Bank of Okinawa Ltd.	280,180	11,055
	Morita Holdings Corp.	540,384	11,047
	Japan Material Co. Ltd.	788,064	11,033
*,^	Japan Display Inc.	8,518,133	11,009
	V Technology Co. Ltd.	61,621	10,927
	Heiwado Co. Ltd.	424,538	10,867
	Hyakujushi Bank Ltd.	3,327,550	10,823
	IBJ Leasing Co. Ltd.	419,834	10,812
	Royal Holdings Co. Ltd.	407,821	10,787
	Tomy Co. Ltd.	1,297,414	10,766
	Nichicon Corp.	854,486	10,735
	Jeol Ltd.	1,075,351	10,715
^	Atom Corp.	1,176,243	10,703
	Financial Products Group Co. Ltd.	881,670	10,698
	Nitta Corp.	270,289	10,689
	Kitz Corp.	1,199,112	10,619
	Wacom Co. Ltd.	2,079,369	10,597
	Pacific Industrial Co. Ltd.	643,708	10,556
	Taiyo Holdings Co. Ltd.	244,180	10,538
	Asahi Holdings Inc.	523,842	10,506
	Kintetsu World Express Inc.	520,565	10,503
	Starts Corp. Inc.	450,425	10,446
	Japan Petroleum Exploration Co. Ltd.	440,211	10,429
	Takara Standard Co. Ltd.	585,819	10,413
	Prima Meat Packers Ltd.	2,067,675	10,396
	Nippon Steel & Sumikin Bussan Corp.	201,413	10,347
	Meidensha Corp.	2,742,924	10,323
	Tokyo Broadcasting System Holdings Inc.	497,602	10,321
	Ichikoh Industries Ltd.	774,190	10,289
	Musashi Seimitsu Industry Co. Ltd.	300,398	10,226
	Tokyu Construction Co. Ltd.	1,011,352	10,211
	Toei Co. Ltd.	96,032	10,073
	Nitto Boseki Co. Ltd.	404,331	10,054
	Kato Sangyo Co. Ltd.	296,001	10,052
	Komeri Co. Ltd.	420,761	10,037
	Toshiba TEC Corp.	1,719,310	10,016
	Ichibanya Co. Ltd.	233,376	9,986
	TPR Co. Ltd.	393,028	9,984
	S Foods Inc.	252,964	9,951
	Maxell Holdings Ltd.	602,898	9,946
	Noritake Co. Ltd.	181,260	9,915
	Sumitomo Warehouse Co. Ltd.	1,524,528	9,855
	Funai Soken Holdings Inc.	445,344	9,722
	Aeon Delight Co. Ltd.	265,486	9,717
^	UACJ Corp.	445,532	9,653
	Obara Group Inc.	163,955	9,653
	MOS Food Services Inc.	341,914	9,646
	Sato Holdings Corp.	329,407	9,643
	Kameda Seika Co. Ltd.	186,513	9,536
	Justsystems Corp.	469,858	9,530
	Nissin Kogyo Co. Ltd.	555,977	9,529
	Nisshin Steel Co. Ltd.	676,527	9,514
	Eiken Chemical Co. Ltd.	433,744	9,492
	Shinko Electric Industries Co. Ltd.	989,796	9,488
	Transcosmos Inc.	366,623	9,475
	Yodogawa Steel Works Ltd.	357,430	9,405
	JCR Pharmaceuticals Co. Ltd.	194,967	9,363

Daihen Corp.	1,465,464	9,360
Nojima Corp.	454,021	9,327
Nichi-iko Pharmaceutical Co. Ltd.	654,395	9,314
Nippon Densetsu Kogyo Co. Ltd.	450,462	9,295
Nisshin Oillio Group Ltd.	333,210	9,267
Shibuya Corp.	286,896	9,227
Nikkiso Co. Ltd.	874,380	9,188
Fuji Kyuko Co. Ltd.	301,945	9,172
San-Ai Oil Co. Ltd.	714,527	9,171
Yamagata Bank Ltd.	403,842	9,137
TOMONY Holdings Inc.	2,027,892	9,122
Arata Corp.	168,451	9,088
Nagaileben Co. Ltd.	341,517	9,059
Toho Bank Ltd.	2,268,474	9,024
Earth Corp.	178,724	9,023
^ ASKUL Corp.	302,326	9,018
Futaba Corp.	493,665	9,011
Heiwa Real Estate Co. Ltd.	497,065	8,952
Maruwa Co. Ltd.	115,881	8,930
United Super Markets Holdings Inc.	772,225	8,879
Koa Corp.	403,631	8,859
Kurabo Industries Ltd.	2,818,955	8,820
^ J Trust Co. Ltd.	1,099,157	8,773
Daikyo Inc.	436,785	8,757
EPS Holdings Inc.	457,351	8,751
SKY Perfect JSAT Holdings Inc.	1,831,231	8,744
Bank of Iwate Ltd.	204,776	8,730
Yamazen Corp.	851,208	8,707
TSI Holdings Co. Ltd.	1,218,816	8,703
Seiko Holdings Corp.	395,227	8,694
Tocalo Co. Ltd.	758,544	8,693
Saibu Gas Co. Ltd.	324,887	8,629
Mizuno Corp.	262,485	8,627
KOMEDA Holdings Co. Ltd.	448,942	8,625
Kura Corp.	141,845	8,562
^ Istyle Inc.	664,724	8,542
Press Kogyo Co. Ltd.	1,347,607	8,516
Anicom Holdings Inc.	200,766	8,487
Ohsho Food Service Corp.	142,850	8,484
Sakata INX Corp.	588,394	8,478
^ Macromill Inc.	360,044	8,469
Sanyo Special Steel Co. Ltd.	326,903	8,469
Star Micronics Co. Ltd.	469,657	8,455
Tokyotokeiba Co. Ltd.	208,670	8,454
Nissan Shatai Co. Ltd.	896,791	8,443
Inabata & Co. Ltd.	569,202	8,396
Sanken Electric Co. Ltd.	1,542,516	8,392
Relia Inc.	578,594	8,372
Aida Engineering Ltd.	866,766	8,312
Create SD Holdings Co. Ltd.	334,001	8,307
Chudenko Corp.	340,718	8,261
Modec Inc.	295,191	8,249
Yokogawa Bridge Holdings Corp.	442,641	8,171
Tokyo Kiraboshi Financial Group Inc.	354,744	8,171
Kohnan Shoji Co. Ltd.	373,723	8,170
Komori Corp.	652,713	8,164
OBIC Business Consultants Co. Ltd.	101,592	8,158

	Menicon Co. Ltd.	315,308	8,120
	Token Corp.	104,984	8,095
	Nippon Signal Company Ltd.	834,579	8,064
	Gree Inc.	1,449,310	8,033
^	Hirata Corp.	119,806	8,019
	Toshiba Machine Co. Ltd.	1,626,531	7,972
	Bell System24 Holdings Inc.	450,052	7,957
	Showa Sangyo Co. Ltd.	300,714	7,928
	Piolax Inc.	325,212	7,904
	NEC Networks & System Integration Corp.	328,305	7,903
	Zojirushi Corp.	610,402	7,867
	Nippon Carbon Co. Ltd.	136,646	7,866
	Idec Corp.	391,321	7,860
^	Bank of Nagoya Ltd.	215,081	7,850
	JCU Corp.	299,560	7,831
	Fukushima Industries Corp.	158,452	7,820
	Belluna Co. Ltd.	668,223	7,816
	Nippon Chemi-Con Corp.	223,074	7,808
	Noritz Corp.	462,559	7,794
^	Tateru Inc.	463,910	7,747
	Marudai Food Co. Ltd.	1,807,517	7,722
^	Create Restaurants Holdings Inc.	642,142	7,721
	DA Consortium Holdings Inc.	318,095	7,691
	Oiles Corp.	372,609	7,682
	Aomori Bank Ltd.	250,190	7,668
	AOKI Holdings Inc.	534,877	7,667
	Japan Wool Textile Co. Ltd.	863,500	7,575
	Yamanashi Chuo Bank Ltd.	1,975,716	7,500
	Internet Initiative Japan Inc.	383,627	7,492
	Konoike Transport Co. Ltd.	469,041	7,465
	BML Inc.	297,597	7,453
	DyDo Group Holdings Inc.	135,441	7,451
	Saizeriya Co. Ltd.	359,119	7,442
	Furukawa Co. Ltd.	486,553	7,424
	FULLCAST Holdings Co. Ltd.	295,251	7,397
	Wakita & Co. Ltd.	613,701	7,386
	Riso Kagaku Corp.	354,617	7,370
	Koshidaka Holdings Co. Ltd.	638,264	7,359
*,^	Shoei Co. Ltd.	171,784	7,352
	Chugoku Marine Paints Ltd.	763,564	7,330
	Hamakyorex Co. Ltd.	211,071	7,319
	TKC Corp.	195,868	7,300
	Seikagaku Corp.	529,378	7,271
	Raito Kogyo Co. Ltd.	661,812	7,261
	Joshin Denki Co. Ltd.	238,186	7,223
	Dip Corp.	283,894	7,220
	Fuso Chemical Co. Ltd.	280,660	7,188
	Daiho Corp.	1,201,376	7,179
	Hiday Hidaka Corp.	336,810	7,176
	Osaka Soda Co. Ltd.	241,881	7,176
	Vector Inc.	331,006	7,175
	kabu.com Securities Co. Ltd.	2,155,971	7,174
	Jaccs Co. Ltd.	328,116	7,157
	Tosho Co. Ltd.	200,269	7,153
	Oita Bank Ltd.	201,971	7,131
	Nishimatsuya Chain Co. Ltd.	659,320	7,121
	Toho Zinc Co. Ltd.	191,662	7,096

	Matsuya Co. Ltd.	569,481	7,084
	Nippon Ceramic Co. Ltd.	269,990	7,075
	Link And Motivation Inc.	621,088	7,051
	Prestige International Inc.	602,997	7,035
	Doutor Nichires Holdings Co. Ltd.	372,529	7,019
	Max Co. Ltd.	493,582	7,012
	T-Gaia Corp.	289,796	7,010
	Shizuoka Gas Co. Ltd.	749,562	6,992
	Marusan Securities Co. Ltd.	830,671	6,959
	LEC Inc.	162,075	6,955
	Japan Securities Finance Co. Ltd.	1,241,219	6,932
	Nippon Yakin Kogyo Co. Ltd.	2,053,966	6,919
	Tamura Corp.	1,038,053	6,885
	Sakai Moving Service Co. Ltd.	129,841	6,871
	Fujimori Kogyo Co. Ltd.	203,070	6,867
	Nippon Thompson Co. Ltd.	936,906	6,865
	Nishio Rent All Co. Ltd.	216,367	6,863
	Kadokawa Dwango Corp.	642,955	6,845
	Sekisui Jushi Corp.	378,629	6,825
	T Hasegawa Co. Ltd.	312,201	6,789
	Tachi-S Co. Ltd.	404,329	6,789
	Hosiden Corp.	807,366	6,779
	Chiyoda Co. Ltd.	326,313	6,774
	Mitsuboshi Belting Ltd.	545,197	6,746
	Shikoku Chemicals Corp.	472,156	6,746
	Toa Corp.	257,982	6,693
	Pressance Corp.	439,637	6,692
*,^	euglena Co. Ltd.	903,592	6,689
	Kisoji Co. Ltd.	275,700	6,672
	Towa Pharmaceutical Co. Ltd.	119,640	6,655
	Doshisha Co. Ltd.	293,903	6,631
	MCJ Co. Ltd.	894,454	6,612
	Dexerials Corp.	667,120	6,611
	Sanyo Denki Co. Ltd.	120,641	6,611
	Yuasa Trading Co. Ltd.	202,574	6,603
	Topy Industries Ltd.	240,182	6,591
	Fujimi Inc.	263,190	6,569
	Daibiru Corp.	635,825	6,566
	Toridoll Holdings Corp.	293,500	6,524
	Computer Engineering & Consulting Ltd.	328,062	6,517
	Broadleaf Co. Ltd.	1,075,774	6,515
^	Unizo Holdings Co. Ltd.	351,308	6,512
	Tsugami Corp.	673,618	6,498
	Sanyo Chemical Industries Ltd.	140,248	6,496
	Tsukishima Kikai Co. Ltd.	482,263	6,494
	Ringer Hut Co. Ltd.	302,802	6,488
	Kyokuto Kaihatsu Kogyo Co. Ltd.	393,938	6,459
	Takasago International Corp.	188,358	6,447
	Mitsui Sugar Co. Ltd.	212,271	6,443
	Fujicco Co. Ltd.	291,799	6,395
	Elecom Co. Ltd.	266,989	6,347
^	Pepper Food Service Co. Ltd.	173,055	6,341
	Nippon Valqua Industries Ltd.	191,869	6,336
^	VT Holdings Co. Ltd.	1,242,906	6,326
	Bank of the Ryukyus Ltd.	398,858	6,326
	Digital Arts Inc.	131,244	6,291
	TV Asahi Holdings Corp.	310,729	6,222

^	Nissei ASB Machine Co. Ltd.	114,437	6,204
*	Ishihara Sangyo Kaisha Ltd.	503,961	6,202
	Sinfonia Technology Co. Ltd.	1,765,606	6,183
	Nitto Kogyo Corp.	358,923	6,172
	Sumitomo Seika Chemicals Co. Ltd.	123,441	6,167
	TOC Co. Ltd.	826,208	6,146
	Riken Corp.	112,140	6,143
	Ricoh Leasing Co. Ltd.	187,463	6,132
	Tsukui Corp.	673,516	6,108
	Shikoku Bank Ltd.	474,364	6,096
	Takamatsu Construction Group Co. Ltd.	202,971	6,092
	Life Corp.	254,790	6,085
	Trancom Co. Ltd.	82,728	6,080
	Fukui Bank Ltd.	264,104	6,059
	Monogatari Corp.	65,572	6,045
	Aichi Bank Ltd.	128,341	6,024
	Bando Chemical Industries Ltd.	547,297	6,020
	NichiiGakkan Co. Ltd.	531,980	6,019
	Miroku Jyoho Service Co. Ltd.	248,588	6,001
*,^	Pacific Metals Co. Ltd.	208,167	6,001
	Yellow Hat Ltd.	207,167	5,993
	Konishi Co. Ltd.	358,920	5,950
*	San ju San Financial Group Inc.	307,646	5,932
	Teikoku Sen-I Co. Ltd.	275,797	5,922
^	Shoei Foods Corp.	170,779	5,918
	Aichi Steel Corp.	153,853	5,914
*,^	RS Technologies Co. Ltd.	97,664	5,914
	Avex Inc.	430,545	5,910
	Solasto Corp.	613,002	5,910
	Sanshin Electronics Co. Ltd.	337,617	5,908
	YAMABIKO Corp.	446,353	5,900
	Nohmi Bosai Ltd.	293,600	5,870
	Itochu Enex Co. Ltd.	600,712	5,847
	Nissin Electric Co. Ltd.	673,910	5,839
^	Plenus Co. Ltd.	360,910	5,835
	Sanki Engineering Co. Ltd.	566,806	5,820
	Yondoshi Holdings Inc.	256,782	5,811
	Bunka Shutter Co. Ltd.	698,452	5,802
	Japan Pulp & Paper Co. Ltd.	133,322	5,764
	Sakai Chemical Industry Co. Ltd.	205,072	5,748
	Eagle Industry Co. Ltd.	354,224	5,744
	Miyazaki Bank Ltd.	188,969	5,737
	YA-MAN Ltd.	358,540	5,707
	Belc Co. Ltd.	118,642	5,701
	Kenko Mayonnaise Co. Ltd.	185,562	5,694
	Kanto Denka Kogyo Co. Ltd.	605,513	5,684
	Kyoei Steel Ltd.	289,898	5,676
	Toyo Tanso Co. Ltd.	196,365	5,636
	Sintokogio Ltd.	608,522	5,632
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	177,061	5,631
	Hosokawa Micron Corp.	85,929	5,601
	Tsurumi Manufacturing Co. Ltd.	286,996	5,548
	Iino Kaiun Kaisha Ltd.	1,167,805	5,536
	Tokai Corp.	252,482	5,531
	Toppan Forms Co. Ltd.	542,520	5,524
^	Tanseisha Co. Ltd.	449,051	5,522
^	Megachips Corp.	241,283	5,510

	Hibiya Engineering Ltd.	274,905	5,500
*,^	Pioneer Corp.	4,026,059	5,480
	JVC Kenwood Corp.	1,947,025	5,464
	Hokuetsu Bank Ltd.	256,101	5,454
^	Starzen Co. Ltd.	102,234	5,451
	Asahi Diamond Industrial Co. Ltd.	748,140	5,448
	Akita Bank Ltd.	201,976	5,446
*	M&A Capital Partners Co. Ltd.	86,206	5,436
	Sumitomo Riko Co. Ltd.	485,367	5,426
	Kaga Electronics Co. Ltd.	241,182	5,389
	G-Tekt Corp.	309,796	5,381
	Axial Retailing Inc.	146,989	5,381
	Shindengen Electric Manufacturing Co. Ltd.	112,736	5,371
	Sodick Co. Ltd.	587,586	5,366
	Canon Electronics Inc.	253,684	5,361
^	Noritsu Koki Co. Ltd.	281,595	5,359
	Meisei Industrial Co. Ltd.	653,716	5,281
	Taihei Dengyo Kaisha Ltd.	203,170	5,241
	Alpen Co. Ltd.	242,372	5,237
	Maeda Kosen Co. Ltd.	270,900	5,223
	Qol Co. Ltd.	315,474	5,197
	Mitsubishi Logisnext Co. Ltd.	419,939	5,184
	ESPEC Corp.	246,488	5,160
	Kanematsu Electronics Ltd.	157,355	5,156
	LIFULL Co. Ltd.	818,261	5,140
^	Adastria Co. Ltd.	403,825	5,109
	Daido Metal Co. Ltd.	491,666	5,104
	Arcland Sakamoto Co. Ltd.	364,120	5,098
	Tonami Holdings Co. Ltd.	85,531	5,053
^	Nippon Denko Co. Ltd.	1,689,524	5,033
	Chubu Shiryo Co. Ltd.	346,171	5,029
	Geo Holdings Corp.	397,636	5,012
	Nippon Koei Co. Ltd.	181,765	5,004
	Aruhi Corp.	238,500	5,003
	Mitsubishi Shokuhin Co. Ltd.	186,459	4,996
	Hokuto Corp.	280,695	4,994
	Sinko Industries Ltd.	270,091	4,978
	Fuji Co. Ltd.	254,684	4,977
^	Yamashin-Filter Corp.	481,960	4,968
	Trust Tech Inc.	119,377	4,942
	Futaba Industrial Co. Ltd.	843,171	4,935
	St. Marc Holdings Co. Ltd.	201,866	4,915
	Riken Keiki Co. Ltd.	226,280	4,903
	Sun Frontier Fudousan Co. Ltd.	405,396	4,879
^	Maruwa Unyu Kikan Co. Ltd.	143,279	4,849
	Sanyo Electric Railway Co. Ltd.	195,296	4,829
*	Unitika Ltd.	804,157	4,828
	Okabe Co. Ltd.	489,989	4,813
	Xebio Holdings Co. Ltd.	322,702	4,811
^	Toho Titanium Co. Ltd.	437,750	4,800
	Shinko Plantech Co. Ltd.	508,177	4,796
	Eighteenth Bank Ltd.	1,773,690	4,785
^	Yakuodo Co. Ltd.	138,872	4,775
	Chofu Seisakusho Co. Ltd.	221,789	4,755
	Ichiyoshi Securities Co. Ltd.	481,962	4,733
	Tekken Corp.	181,158	4,715
	Sankyo Tateyama Inc.	371,123	4,714

^	COLOPL Inc.	713,287	4,696
	Information Services International-Dentsu Ltd.	162,254	4,690
	Shin-Etsu Polymer Co. Ltd.	520,268	4,690
	Rheon Automatic Machinery Co. Ltd.	279,466	4,690
^	Giken Ltd.	199,263	4,682
	Tayca Corp.	223,201	4,675
^	W-Scope Corp.	359,217	4,674
	Towa Bank Ltd.	435,253	4,661
	METAWATER Co. Ltd.	158,152	4,655
	Hioki EE Corp.	114,141	4,652
	Sogo Medical Co. Ltd.	233,882	4,612
^	KLab Inc.	397,136	4,577
	Tochigi Bank Ltd.	1,237,258	4,568
^	Mitsui High-Tec Inc.	353,512	4,560
^	Kitanotatsujin Corp.	803,247	4,529
	Ehime Bank Ltd.	392,658	4,528
^	Nichiban Co. Ltd.	168,200	4,520
	Denki Kogyo Co. Ltd.	164,854	4,505
	Takara Leben Co. Ltd.	1,320,988	4,497
^	JAC Recruitment Co. Ltd.	209,666	4,492
	Yokohama Reito Co. Ltd.	499,373	4,489
	Achilles Corp.	214,770	4,486
^	eRex Co. Ltd.	436,608	4,446
*,^	Optorun Co. Ltd.	128,310	4,438
	Kamei Corp.	316,104	4,433
^	Pasona Group Inc.	259,980	4,432
	Alconix Corp.	287,211	4,431
	Inageya Co. Ltd.	270,188	4,396
	Ryoyo Electro Corp.	272,694	4,388
	Nippon Kanzai Co. Ltd.	226,575	4,364
	Pack Corp.	135,754	4,320
	Daito Pharmaceutical Co. Ltd.	137,350	4,319
	CMK Corp.	620,219	4,317
	Foster Electric Co. Ltd.	321,697	4,312
	Union Tool Co.	129,644	4,307
^	Mitsuba Corp.	497,661	4,298
	Clarion Co. Ltd.	1,620,475	4,296
	Enplas Corp.	151,349	4,273
	Intage Holdings Inc.	409,022	4,249
	Key Coffee Inc.	219,878	4,215
	Tokushu Tokai Paper Co. Ltd.	108,740	4,209
*	Sanden Holdings Corp.	316,909	4,208
	Yorozu Corp.	263,387	4,198
	Toyo Construction Co. Ltd.	975,730	4,174
^	PIA Corp.	84,724	4,174
	Kasai Kogyo Co. Ltd.	330,017	4,130
	UKC Holdings Corp.	202,073	4,125
	Melco Holdings Inc.	107,741	4,115
*	Mitsui-Soko Holdings Co. Ltd.	1,292,500	4,101
	Daiken Corp.	183,065	4,097
	Aeon Fantasy Co. Ltd.	92,330	4,096
	CONEXIO Corp.	205,076	4,091
	Dai-Dan Co. Ltd.	171,065	4,077
	Fujibo Holdings Inc.	145,451	4,072
	Kato Works Co. Ltd.	150,550	4,068
	Osaki Electric Co. Ltd.	556,790	4,043
	Juki Corp.	387,637	4,042

Anest Iwata Corp.	404,650	4,029
Krosaki Harima Corp.	53,619	4,028
Tamron Co. Ltd.	213,573	4,022
Nissei Build Kogyo Co. Ltd.	376,414	4,007
Goldcrest Co. Ltd.	232,794	4,006
^ Stella Chemifa Corp.	127,341	3,969
Aisan Industry Co. Ltd.	434,849	3,967
Vital KSK Holdings Inc.	382,358	3,959
Rock Field Co. Ltd.	240,288	3,956
Kobe Bussan Co. Ltd.	79,625	3,935
Neturen Co. Ltd.	420,760	3,930
Iseki & Co. Ltd.	213,732	3,923
Torii Pharmaceutical Co. Ltd.	162,358	3,922
Kyokuyo Co. Ltd.	125,643	3,920
Dai Nippon Toryo Co. Ltd.	307,914	3,920
Nichiden Corp.	209,660	3,908
Nihon Nohyaku Co. Ltd.	642,319	3,907
Amuse Inc.	135,346	3,884
Toyo Kanetsu KK	112,840	3,861
^ Retail Partners Co. Ltd.	281,800	3,861
Arakawa Chemical Industries Ltd.	229,678	3,855
BRONCO BILLY Co. Ltd.	121,541	3,849
Sagami Chain Co. Ltd.	305,705	3,843
Daiwa Industries Ltd.	338,523	3,839
Nittetsu Mining Co. Ltd.	79,528	3,820
Feed One Co. Ltd.	1,908,561	3,806
Kyokuto Securities Co. Ltd.	279,900	3,786
Fukuda Corp.	62,824	3,784
WDB Holdings Co. Ltd.	107,507	3,762
KAWADA TECHNOLOGIES Inc.	59,244	3,753
Keihanshin Building Co. Ltd.	449,869	3,747
Warabeya Nichiyo Holdings Co. Ltd.	181,461	3,723
Shinnihon Corp.	293,318	3,714
F@N Communications Inc.	592,297	3,708
JSP Corp.	144,952	3,691
OSAKA Titanium Technologies Co. Ltd.	255,086	3,685
Micronics Japan Co. Ltd.	429,353	3,684
Daiichi Jitsugyo Co. Ltd.	114,443	3,652
* World Holdings Co. Ltd.	114,200	3,649
Bank of Saga Ltd.	155,956	3,649
Komatsu Seiren Co. Ltd.	428,257	3,643
Uchida Yoko Co. Ltd.	114,241	3,620
Tosei Corp.	366,927	3,612
Shinko Shoji Co. Ltd.	239,785	3,612
Nippon Road Co. Ltd.	67,026	3,606
Linical Co. Ltd.	161,849	3,603
^ Namura Shipbuilding Co. Ltd.	755,554	3,572
Nissin Corp.	155,315	3,566
Hochiki Corp.	190,200	3,552
Ines Corp.	333,312	3,549
Arcland Service Holdings Co. Ltd.	187,164	3,535
Cosel Co. Ltd.	298,303	3,533
Maruzen Showa Unyu Co. Ltd.	739,306	3,531
PAL GROUP Holdings Co. Ltd.	149,749	3,530
Studio Alice Co. Ltd.	152,444	3,518
Matsuya Foods Co. Ltd.	106,337	3,511
* Kintetsu Department Store Co. Ltd.	97,742	3,487

	J-Oil Mills Inc.	102,142	3,484
	LIXIL VIVA Corp.	209,558	3,471
	Kyosan Electric Manufacturing Co. Ltd.	556,217	3,445
	Future Corp.	248,184	3,434
	FIDEA Holdings Co. Ltd.	2,188,398	3,430
	Nagatanien Holdings Co. Ltd.	253,104	3,423
^	Yonex Co. Ltd.	555,672	3,382
	OSJB Holdings Corp.	1,365,871	3,379
	Furuno Electric Co. Ltd.	293,811	3,374
	Roland DG Corp.	144,154	3,369
^	Kappa Create Co. Ltd.	275,407	3,354
	ASKA Pharmaceutical Co. Ltd.	287,296	3,347
	Fudo Tetra Corp.	1,837,384	3,340
	Yurtec Corp.	405,149	3,333
	Fuji Pharma Co. Ltd.	190,470	3,315
	Mitsubishi Research Institute Inc.	85,729	3,309
	KFC Holdings Japan Ltd.	185,166	3,294
*	Open Door Inc.	170,912	3,280
	Jimoto Holdings Inc.	2,188,511	3,275
	Nitto Kohki Co. Ltd.	138,250	3,275
	Koatsu Gas Kogyo Co. Ltd.	390,127	3,269
^	Nihon Trim Co. Ltd.	62,421	3,265
	Towa Corp.	331,242	3,264
	Toa Corp.	316,703	3,256
	Chiyoda Integre Co. Ltd.	146,954	3,254
	Mie Kotsu Group Holdings Inc.	619,264	3,253
	Onoken Co. Ltd.	187,770	3,233
	Oyo Corp.	257,798	3,219
	Cawachi Ltd.	163,454	3,209
	Advan Co. Ltd.	347,513	3,207
	Michinoku Bank Ltd.	199,174	3,191
	Riken Vitamin Co. Ltd.	83,336	3,168
	Nippon Parking Development Co. Ltd.	1,998,390	3,164
	Mimasu Semiconductor Industry Co. Ltd.	185,866	3,140
^	Yushin Precision Equipment Co. Ltd.	279,696	3,137
	Okuwa Co. Ltd.	311,123	3,130
*,^	Nextage Co. Ltd.	424,213	3,123
	ASAHI YUKIZAI Corp.	157,656	3,109
	Sekisui Plastics Co. Ltd.	335,818	3,092
	Shinwa Co. Ltd.	139,651	3,089
	Itochu-Shokuhin Co. Ltd.	56,924	3,078
	Riken Technos Corp.	602,207	3,061
^	Tokyo Individualized Educational Institute Inc.	289,744	3,059
	Tenma Corp.	167,666	3,053
	Seika Corp.	143,046	3,050
	Ministop Co. Ltd.	160,856	3,047
	Nippon Beet Sugar Manufacturing Co. Ltd.	144,549	3,035
	Gurunavi Inc.	334,216	3,020
^	Katakura Industries Co. Ltd.	260,199	3,012
^	Akatsuki Inc.	79,157	3,009
	Daikokutenbussan Co. Ltd.	67,823	3,007
*,^	Medical Data Vision Co. Ltd.	198,328	2,989
	Zuken Inc.	204,865	2,978
	Sumitomo Densetsu Co. Ltd.	170,865	2,958
	ST Corp.	145,751	2,942
	Icom Inc.	120,545	2,924
	Mitsubishi Steel Manufacturing Co. Ltd.	143,853	2,921

	Teikoku Electric Manufacturing Co. Ltd.	224,382	2,903
	CI Takiron Corp.	503,180	2,902
	CMIC Holdings Co. Ltd.	129,242	2,894
	Denyo Co. Ltd.	189,171	2,878
^	WATAMI Co. Ltd.	238,482	2,875
	Mito Securities Co. Ltd.	818,991	2,865
	Chori Co. Ltd.	154,248	2,863
	Itoki Corp.	509,986	2,848
^	Sumida Corp.	262,608	2,832
	Fujiya Co. Ltd.	132,949	2,827
	Rokko Butter Co. Ltd.	135,556	2,816
^	Marvelous Inc.	369,131	2,813
^	Ohara Inc.	114,739	2,810
	Chukyo Bank Ltd.	135,055	2,805
	Gakken Holdings Co. Ltd.	67,122	2,795
	Chiba Kogyo Bank Ltd.	618,223	2,785
	Japan Transcity Corp.	542,224	2,783
	Kyodo Printing Co. Ltd.	102,335	2,781
	NDS Co. Ltd.	55,324	2,779
^	Jamco Corp.	125,445	2,778
	Wowow Inc.	91,176	2,765
	Ateam Inc.	131,343	2,764
	Aiphone Co. Ltd.	175,155	2,760
	Happinet Corp.	197,466	2,734
	Sinanen Holdings Co. Ltd.	110,040	2,728
^	COOKPAD Inc.	630,350	2,726
	NS United Kaiun Kaisha Ltd.	129,445	2,684
	T RAD Co. Ltd.	92,229	2,678
	Sanyo Shokai Ltd.	146,451	2,670
	Tokyo Energy & Systems Inc.	244,090	2,668
^	IDOM Inc.	729,847	2,665
	Ryoden Corp.	167,560	2,643
	Kurimoto Ltd.	140,055	2,640
	Yomiuri Land Co. Ltd.	61,418	2,631
	Central Sports Co. Ltd.	73,599	2,626
^	JP-Holdings Inc.	817,655	2,622
	Tatsuta Electric Wire and Cable Co. Ltd.	460,656	2,622
^	SRA Holdings	90,132	2,618
	Tsukuba Bank Ltd.	1,019,456	2,592
	Tokyo Rope Manufacturing Co. Ltd.	160,756	2,584
	Yahagi Construction Co. Ltd.	310,114	2,575
	Mitsui Matsushima Co. Ltd.	181,116	2,569
	Hisaka Works Ltd.	263,098	2,567
	Hakuto Co. Ltd.	178,955	2,559
	Meiko Network Japan Co. Ltd.	252,685	2,555
^	Rorze Corp.	123,629	2,529
	Kitagawa Corp.	104,636	2,524
	Nihon Chouzai Co. Ltd.	94,531	2,513
^	Fujita Kanko Inc.	89,134	2,511
^	Keiyo Co. Ltd.	521,386	2,508
	Fuji Oil Co. Ltd.	663,506	2,508
*,^	Akebono Brake Industry Co. Ltd.	1,009,249	2,504
	Godo Steel Ltd.	121,442	2,502
	Osaka Steel Co. Ltd.	133,052	2,469
	K&O Energy Group Inc.	145,264	2,444
	Kanagawa Chuo Kotsu Co. Ltd.	70,830	2,427
	Japan Cash Machine Co. Ltd.	221,975	2,424

	Corona Corp. Class A	211,160	2,423
	Misawa Homes Co. Ltd.	276,095	2,416
	Kanaden Corp.	203,884	2,393
	Okura Industrial Co. Ltd.	102,235	2,390
	Mars Engineering Corp.	108,142	2,345
	Torishima Pump Manufacturing Co. Ltd.	255,399	2,325
*	Sanei Architecture Planning Co. Ltd.	130,169	2,308
^	GCA Corp.	292,733	2,284
	Shimizu Bank Ltd.	118,737	2,281
	Daisyo Corp.	143,542	2,278
	CHIMNEY Co. Ltd.	86,812	2,266
	Elematec Corp.	95,236	2,244
	Tomoku Co. Ltd.	121,044	2,242
	AOI Electronics Co. Ltd.	67,651	2,240
^	Hito Communications Inc.	139,047	2,237
	Kansai Super Market Ltd.	209,227	2,225
	Toyo Corp.	267,505	2,215
	Toenec Corp.	74,032	2,194
	SMK Corp.	769,260	2,193
*,^	U-Shin Ltd.	330,413	2,187
	Pronexus Inc.	187,469	2,187
^	Wellnet Corp.	230,879	2,161
	Organo Corp.	82,806	2,157
	Hokkan Holdings Ltd.	636,225	2,122
	Halows Co. Ltd.	91,739	2,118
	France Bed Holdings Co. Ltd.	241,702	2,111
	Fuso Pharmaceutical Industries Ltd.	79,933	2,106
^	Hodogaya Chemical Co. Ltd.	71,627	2,100
	PC Depot Corp.	431,550	2,094
	Kita-Nippon Bank Ltd.	89,236	2,088
	Takaoka Toko Co. Ltd.	132,348	2,084
*	KNT-CT Holdings Co. Ltd.	155,651	2,083
	Aichi Corp.	362,618	2,073
	Weathernews Inc.	66,087	2,071
	Tv Tokyo Holdings Corp.	74,090	2,067
*	Senshukai Co. Ltd.	437,850	2,065
	Asunaro Aoki Construction Co. Ltd.	231,200	2,061
	Taisei Lamick Co. Ltd.	73,226	2,059
*,^	Toyo Engineering Corp.	317,790	2,056
^	Toho Co. Ltd.	98,841	2,049
	Parco Co. Ltd.	179,471	2,036
	Sanoh Industrial Co. Ltd.	310,502	2,026
	Mitsubishi Paper Mills Ltd.	347,531	2,024
	Chuetsu Pulp & Paper Co. Ltd.	134,441	2,011
	Nihon Tokushu Toryo Co. Ltd.	96,742	2,010
	Mitsui Home Co. Ltd.	288,102	1,998
	Nippon Coke & Engineering Co. Ltd.	1,878,578	1,986
	Kitano Construction Corp.	549,196	1,964
	Taiho Kogyo Co. Ltd.	174,565	1,963
*	Nippon Sharyo Ltd.	715,311	1,937
	SWCC Showa Holdings Co. Ltd.	295,201	1,931
	Toyo Securities Co. Ltd.	856,318	1,930
	Gun-Ei Chemical Industry Co. Ltd.	59,723	1,929
^	Kourakuen Holdings Corp.	132,947	1,924
	Sac's Bar Holdings Inc.	221,184	1,924
	Hokkaido Gas Co. Ltd.	692,253	1,913
	Maezawa Kyuso Industries Co. Ltd.	100,042	1,911

	Matsuda Sangyo Co. Ltd.	131,157	1,894
	Shibusawa Warehouse Co. Ltd.	125,244	1,872
	Artnature Inc.	265,894	1,863
	Toa Oil Co. Ltd.	864,262	1,843
	Asahi Co. Ltd.	144,657	1,786
	MTI Ltd.	318,622	1,775
	Honeys Holdings Co. Ltd.	188,090	1,770
*,^	FDK Corp.	1,001,354	1,764
	Tosho Printing Co. Ltd.	199,878	1,758
	Fujitsu Frontech Ltd.	145,449	1,757
	Nihon Yamamura Glass Co. Ltd.	1,009,388	1,750
	Maezawa Kasei Industries Co. Ltd.	156,557	1,746
	Yushiro Chemical Industry Co. Ltd.	121,748	1,739
	Cleanup Corp.	239,970	1,732
*,^	Remixpoint Inc.	174,100	1,727
	Rhythm Watch Co. Ltd.	89,738	1,682
	Atsugi Co. Ltd.	159,066	1,670
	Toli Corp.	516,105	1,670
	Chugai Ro Co. Ltd.	73,929	1,666
	Sankyo Seiko Co. Ltd.	363,865	1,571
	Fields Corp.	171,359	1,544
*,^	Strike Co. Ltd.	45,700	1,528
	Dai-ichi Seiko Co. Ltd.	92,934	1,520
	Fujikura Kasei Co. Ltd.	261,410	1,516
	Alpha Systems Inc.	73,333	1,513
^	Showa Aircraft Industry Co. Ltd.	142,450	1,503
	Fukui Computer Holdings Inc.	83,631	1,501
	Tokyo Tekko Co. Ltd.	94,641	1,486
	Chuo Spring Co. Ltd.	40,918	1,434
	Cybozu Inc.	289,312	1,413
^	Toda Kogyo Corp.	49,418	1,406
	Zuiko Corp.	47,618	1,380
*	Laox Co. Ltd.	376,835	1,378
	Tsutsumi Jewelry Co. Ltd.	78,733	1,363
	Kojima Co. Ltd.	277,407	1,333
	Tokyo Electron Device Ltd.	69,228	1,321
^	Tokyo Rakutenchi Co. Ltd.	29,511	1,315
*,^	Funai Electric Co. Ltd.	227,668	1,287
	NEC Capital Solutions Ltd.	75,134	1,272
*,^	Tokyo Base Co. Ltd.	220,705	1,233
^	Toyo Denki Seizo KK	80,831	1,227
	Right On Co. Ltd.	125,150	1,223
*	Central Security Patrols Co. Ltd.	30,000	1,219
	Daikoku Denki Co. Ltd.	76,232	1,207
	CAC Holdings Corp.	123,653	1,194
	Tachibana Eletech Co. Ltd.	68,710	1,194
	Nakayama Steel Works Ltd.	202,771	1,191
	Airport Facilities Co. Ltd.	213,685	1,188
	Takihyo Co. Ltd.	56,024	1,178
^	Srg Takamiya Co. Ltd.	184,684	1,176
	Gecoss Corp.	112,150	1,173
^	Inaba Seisakusho Co. Ltd.	96,237	1,167
	Paris Miki Holdings Inc.	244,604	1,089
	Mitsubishi Kakoki Kaisha Ltd.	57,026	1,063
*	Shin Nippon Biomedical Laboratories Ltd.	235,690	1,058
	Shimojima Co. Ltd.	104,349	1,044
*,^	Aplus Financial Co. Ltd.	1,075,942	1,039

Nippon Chemiphar Co. Ltd.	24,811	1,029
* Vision Inc.	25,200	949
Sumitomo Precision Products Co. Ltd.	270,131	909
OPT Holding Inc.	41,500	908
Mitsuuroko Group Holdings Co. Ltd.	109,070	835
Genky DrugStores Co. Ltd.	23,600	818
* Kinki Sharyo Co. Ltd.	32,016	701
Mitani Sekisan Co. Ltd.	24,650	599
Daidoh Ltd.	122,100	472
* CTS Co. Ltd.	47,300	462
		60,832,336
Luxembourg (0.0%)
Tenaris SA ADR	203,252	7,467

Malaysia (0.7%)
Public Bank Bhd. (Local)	43,945,895	260,306
Tenaga Nasional Bhd.	56,472,843	218,187
Malayan Banking Bhd.	65,592,125	158,472
CIMB Group Holdings Bhd.	93,938,475	135,264
Petronas Chemicals Group Bhd.	41,131,188	90,460
Genting Bhd.	33,406,700	71,968
Axiata Group Bhd.	63,597,115	68,893
Sime Darby Plantation Bhd.	50,589,044	65,450
DiGi.Com Bhd.	52,648,700	58,998
IHH Healthcare Bhd.	40,170,257	58,469
Maxis Bhd.	39,342,050	56,138
Dialog Group Bhd.	64,890,844	53,101
IOI Corp. Bhd.	46,109,222	52,490
Genting Malaysia Bhd.	41,195,000	51,353
Petronas Gas Bhd.	11,074,800	51,099
Kuala Lumpur Kepong Bhd.	7,087,497	43,205
Hong Leong Bank Bhd.	9,112,952	42,865
PPB Group Bhd.	9,788,040	39,755
MISC Bhd.	20,475,130	33,694
Sime Darby Bhd.	52,398,117	32,587
Hartalega Holdings Bhd.	20,967,660	31,770
Nestle Malaysia Bhd.	865,792	31,468
Top Glove Corp. Bhd.	12,182,200	30,426
Press Metal Aluminium Holdings Bhd.	25,627,620	30,219
Gamuda Bhd.	31,618,800	30,144
Malaysia Airports Holdings Bhd.	13,187,816	30,050
Petronas Dagangan Bhd.	4,410,800	29,339
AMMB Holdings Bhd.	26,452,300	26,198
RHB Bank Bhd.	16,733,335	22,417
YTL Corp. Bhd.	66,943,725	22,272
IJM Corp. Bhd.	45,570,020	22,004
AirAsia Group Bhd.	21,545,300	18,912
Inari Amertron Bhd.	30,264,025	18,278
British American Tobacco Malaysia Bhd.	2,051,400	17,308
Sime Darby Property Bhd.	49,490,117	16,359
Telekom Malaysia Bhd.	16,287,600	15,899
Alliance Bank Malaysia Bhd.	15,101,900	14,940
Fraser & Neave Holdings Bhd.	1,599,975	14,694
Bursa Malaysia Bhd.	7,312,677	14,078
Westports Holdings Bhd.	14,851,423	13,552
YTL Power International Bhd.	44,114,327	13,243
HAP Seng Consolidated Bhd.	5,475,689	13,219

Hong Leong Financial Group Bhd.	2,959,132	13,175
QL Resources Bhd.	8,726,803	12,887
SP Setia Bhd Group	16,874,111	12,350
IOI Properties Group Bhd.	25,107,255	11,753
FGV Holdings Bhd.	26,773,424	11,423
Genting Plantations Bhd.	4,672,500	10,750
KLCCP Stapled Group Bhd.	5,631,300	10,659
2 Lotte Chemical Titan Holding Bhd.	8,108,009	10,570
* Sapura Energy Bhd.	70,005,962	10,434
2 Astro Malaysia Holdings Bhd.	22,282,299	10,036
My EG Services Bhd.	31,981,750	9,784
IGB REIT	22,061,104	9,500
Sunway REIT	21,322,700	9,073
TIME dotCom Bhd.	4,219,840	8,519
Kossan Rubber Industries Bhd.	7,767,800	8,398
* Bumi Armada Bhd.	47,130,187	8,289
Malakoff Corp. Bhd.	33,972,200	8,118
Malaysia Building Society Bhd.	28,174,894	7,764
Padini Holdings Bhd.	4,895,663	7,226
Yinson Holdings Bhd.	6,282,600	7,129
DRB-Hicom Bhd.	12,731,000	6,975
Sunway Bhd.	18,123,829	6,827
VS Industry Bhd.	16,076,400	6,655
Supermax Corp. Bhd.	5,918,400	6,387
Malaysian Resources Corp. Bhd.	32,531,100	6,226
Cahya Mata Sarawak Bhd.	7,501,300	5,818
Berjaya Sports Toto Bhd.	9,631,687	5,595
Pos Malaysia Bhd.	4,831,700	5,252
Bermaz Auto Bhd.	8,837,140	4,742
Unisem M Bhd.	7,142,700	4,608
Muhibbah Engineering M Bhd.	5,659,300	4,235
Pavilion REIT	10,304,600	4,160
UEM Sunrise Bhd.	18,262,003	4,119
MMC Corp. Bhd.	11,157,100	4,037
WCT Holdings Bhd.	16,391,194	4,018
* Velesto Energy Bhd.	52,169,539	3,793
* Eco World Development Group Bhd.	12,292,200	3,785
Eastern & Oriental Bhd.	9,692,326	3,654
* Lafarge Malaysia Bhd.	4,466,297	3,481
Sunway Construction Group Bhd.	6,932,025	3,261
* Berjaya Corp. Bhd.	43,539,114	3,214
KPJ Healthcare Bhd.	10,883,060	2,811
* AirAsia X Bhd.	24,412,550	2,227
Datasonic Group Bhd.	8,280,300	1,654
Scientex Bhd.	725,257	1,410
* Mulpha International Bhd.	2,076,320	1,075
Syarikat Takaful Malaysia Keluarga Bhd.	1,093,100	1,060
* KNM Group Bhd.	19,913,225	981
Malaysia Marine and Heavy Engineering Holdings Bhd.	4,158,571	803
* UMW Oil & Gas Corp. Warrants Expire 09/30/2024	12,999,819	416
* Sunway Bhd. Warrants Expire 12/31/2024	2,118,838	195
* Datasonic Group Bhd. Warrants Expire 07/05/2023	4,140,150	183
* Malaysian Resources Corp. Bhd. Warrants Expire 12/31/2027	2,634,201	178
* AirAsia X Bhd. Warrants Expire 06/08/2020	1,955,625	70
* WCT Holdings Bhd. Warrants Expire 08/24/2020	1,594,005	67
* OSK Holdings Bhd. Warrants Expire 07/22/2020	1,716,558	55
* BIMB Holdings Bhd. Warrants Expire 12/04/2023	741,960	45

*	KPJ Healthcare Warrants Expire 01/23/2019	1,277,920	44
§	RHB Bank Bhd.	9,155,400	23
*	Eastern & Oriental Bhd Warrants Expire 07/21/2019	1,014,820	22
*	Mah Sing Group Warrants Expire 01/15/2026	895,021	21
*	KNM Group Bhd. Warrants Expire 04/21/2020	1,085,088	13
*	CB Industrial Product Holding Bhd Warrants Expire 10/31/2019	462,666	9
*,§	Malaysian Resources Corp. Bhd. Warrants Expire 09/16/2018	3,131,865	4
			2,431,588
Malta (0.0%)
*,§	BGP Holdings PLC	17,449,685	—

Mexico (0.8%)
	America Movil SAB de CV	390,195,076	334,344
	Fomento Economico Mexicano SAB de CV	29,894,277	293,269
	Grupo Financiero Banorte SAB de CV	39,793,191	277,476
	Wal-Mart de Mexico SAB de CV	73,252,503	213,928
	Grupo Mexico SAB de CV Class B	51,022,490	160,423
*	Cemex SAB de CV	202,844,508	151,172
	Grupo Televisa SAB	31,550,632	125,591
	Grupo Bimbo SAB de CV Class A	33,602,208	71,504
	Fibra Uno Administracion SA de CV	43,276,158	62,322
	Alfa SAB de CV Class A	43,976,956	59,839
	Mexichem SAB de CV	15,032,198	52,627
	Grupo Aeroportuario del Sureste SAB de CV Class B	2,936,133	52,238
	Grupo Financiero Inbursa SAB de CV	31,632,718	52,105
	Coca-Cola Femsa SAB de CV	7,593,014	47,544
	Grupo Aeroportuario del Pacifico SAB de CV Class B	4,843,365	45,768
	Infraestructura Energetica Nova SAB de CV	8,277,566	40,442
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
	Santand Class B	23,479,300	39,582
	Gruma SAB de CV Class B	3,025,766	39,164
	Arca Continental SAB de CV	5,730,380	38,039
	Grupo Elektra SAB DE CV	913,103	33,641
	Industrias Penoles SAB de CV	1,818,943	30,841
	Promotora y Operadora de Infraestructura SAB de CV	2,871,231	29,740
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	4,757,316	28,938
	Alsea SAB de CV	7,822,256	26,983
2	Banco del Bajio SA	10,296,802	24,325
	Grupo Carso SAB de CV	5,444,459	22,642
	Kimberly-Clark de Mexico SAB de CV Class A	12,048,665	22,174
	Megacable Holdings SAB de CV	4,247,962	20,442
	El Puerto de Liverpool SAB de CV	2,723,617	20,212
^	Elis SA	871,981	20,139
*	Regional SAB de CV	3,207,307	19,501
	Gentera SAB de CV	15,833,487	17,110
	PLA Administradora Industrial S de RL de CV	10,494,867	16,302
*	Telesites SAB de CV	17,076,120	12,625
	Corp Inmobiliaria Vesta SAB de CV	7,916,832	12,544
	Bolsa Mexicana de Valores SAB de CV	6,477,298	12,348
	Macquarie Mexico Real Estate Management SA de CV	11,150,743	12,097
	Becle SAB de CV	8,322,743	11,597
	Grupo Comercial Chedraui SA de CV	4,138,189	10,169
	Industrias Bachoco SAB de CV Class B	1,962,127	9,734
	Prologis Property Mexico SA de CV	4,882,132	9,700
	Alpek SAB de CV	5,477,482	9,269
*	Industrias CH SAB de CV Class B	1,875,092	8,887
*	Cemex SAB de CV ADR	1,189,042	8,858

	Grupo Lala SAB de CV	8,032,687	8,521
*	Genomma Lab Internacional SAB de CV Class B	10,635,939	8,486
	Qualitas Controladora SAB de CV	2,719,565	7,283
*	Grupo Aeromexico SAB de CV	4,217,957	6,461
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	8,795,214	6,456
2	Nemak SAB de CV	7,811,170	6,437
	Grupo Herdez SAB de CV	2,963,071	6,437
2	Concentradora Fibra Hotelera Mexicana SA de CV	9,588,184	6,405
*	Hoteles City Express SAB de CV	4,883,461	6,380
*	Organizacion Soriana SAB de CV Class B	3,332,368	6,338
*	La Comer SAB de CV	5,627,395	6,190
	Grupo Aeroportuario del Pacifico SAB de CV ADR	64,700	6,117
	OHL Mexico SAB de CV	3,538,156	5,114
	Credito Real SAB de CV SOFOM ER	3,531,044	4,981
	Concentradora Fibra Danhos SA de CV	2,922,504	4,806
	Rassini SAB de CV	1,228,118	4,578
*	Grupo GICSA SA de CV	8,580,669	4,203
	Unifin Financiera SAB de CV SOFOM ENR	1,426,558	3,969
*,2	GMexico Transportes SAB de CV	1,947,263	3,322
*	Grupo Simec SAB de CV Class B	937,584	3,072
	Consorcio ARA SAB de CV	7,970,615	2,981
	Grupo Rotoplas SAB de CV	1,997,063	2,579
	TV Azteca SAB de CV	17,559,083	2,214
	Promotora y Operadora de Infraestructura SAB de CV	282,365	2,151
*	Axtel SAB de CV	10,242,791	2,127
*,2	Elementia SAB de CV	2,819,178	2,113
			2,737,916
Netherlands (2.3%)
	Unilever NV	21,524,002	1,241,749
	ASML Holding NV	5,777,451	1,237,356
	ING Groep NV	55,324,530	845,739
	Koninklijke Philips NV	13,174,874	578,375
	Koninklijke Ahold Delhaize NV	17,331,944	440,766
^	Heineken NV	3,335,834	337,061
	Akzo Nobel NV	3,585,647	331,176
	ArcelorMittal	8,582,052	275,058
	RELX NV	12,359,912	268,814
	Koninklijke DSM NV	2,474,154	263,697
	Wolters Kluwer NV	3,977,588	239,528
	NN Group NV	4,646,581	205,274
2	ABN AMRO Group NV	5,883,613	162,836
	Aegon NV	24,314,801	160,285
^	Heineken Holding NV	1,496,667	144,726
^	Koninklijke KPN NV	46,810,986	135,342
*	Unibail-Rodamco-Westfield	487,558	108,239
	Randstad NV	1,556,309	98,497
	ASR Nederland NV	1,973,248	88,277
*	Gemalto NV	1,200,046	70,005
*,^	Galapagos NV	630,989	69,428
	Aalberts Industries NV	1,375,358	62,323
	IMCD NV	739,974	53,762
	Koninklijke Vopak NV	951,434	44,752
2	Signify NV	1,580,103	43,754
*	OCI NV	1,365,193	41,273
	SBM Offshore NV	2,519,732	39,043
	TKH Group NV	599,801	37,488
	ASM International NV	616,476	35,490

^	Boskalis Westminster	1,138,533	34,909
	APERAM SA	739,575	34,856
*	ALTICE EUROPE NV	8,836,415	29,446
	Corbion NV	833,411	28,535
	Eurocommercial Properties NV	673,083	28,475
	AMG Advanced Metallurgical Group NV	421,799	24,904
	PostNL NV	6,288,996	24,826
*	BE Semiconductor Industries NV	1,037,751	22,436
^	Wereldhave NV	581,786	21,598
^	Rhi Magnesita NV	308,301	19,524
*,2	Takeaway.com NV	288,936	19,287
2	Intertrust NV	1,073,010	18,677
	Arcadis NV	995,144	18,171
*	TomTom NV	1,726,398	17,631
*	Fugro NV	1,190,128	17,123
2	GrandVision NV	674,864	15,493
^	Koninklijke BAM Groep NV	3,625,597	14,854
2	Flow Traders	391,157	11,621
	Wessanen	756,590	11,266
*,2	Basic-Fit NV	337,873	11,010
	Vastned Retail NV	224,931	10,213
	NSI NV	218,193	8,507
	Koninklijke Volkerwessels NV	380,006	8,199
	Accell Group	331,855	6,909
	ForFarmers NV	494,062	5,614
	Brunel International NV	253,887	4,151
	Aegon NV	513,352	3,362
*	ALTICE EUROPE NV Class B	576,152	1,915
*,§,^ SRH NV		672,039	—
			8,133,625
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	8,145,555	82,254
*	a2 Milk Co. Ltd.	10,232,451	73,083
	Spark New Zealand Ltd.	26,814,467	70,801
	Auckland International Airport Ltd.	13,612,257	61,976
	Fletcher Building Ltd. (XNZE)	12,094,565	57,959
	Ryman Healthcare Ltd.	5,892,441	48,895
	Contact Energy Ltd.	10,109,557	39,858
	Meridian Energy Ltd.	17,526,693	37,534
	SKYCITY Entertainment Group Ltd.	9,576,160	25,869
	Z Energy Ltd.	5,232,518	25,625
	Mercury NZ Ltd.	10,330,929	23,675
	Mainfreight Ltd.	1,114,026	21,029
	Trade Me Group Ltd.	5,577,749	18,460
	Kiwi Property Group Ltd.	19,729,374	18,250
	Chorus Ltd.	5,965,739	17,533
	Air New Zealand Ltd.	7,419,794	16,423
	Summerset Group Holdings Ltd.	3,025,927	15,961
	EBOS Group Ltd.	1,147,464	15,806
	Goodman Property Trust	13,286,310	13,463
	Infratil Ltd.	4,998,020	11,795
	Genesis Energy Ltd.	6,433,121	11,187
	Freightways Ltd.	1,949,392	10,568
	Precinct Properties New Zealand Ltd.	10,991,033	10,343
	SKY Network Television Ltd.	5,181,175	9,586
	Metlifecare Ltd.	2,274,193	9,563
	Argosy Property Ltd.	10,747,597	7,917

	Vital Healthcare Property Trust	4,460,892	6,436
	Heartland Bank Ltd.	4,948,684	5,769
	Tourism Holdings Ltd.	1,386,533	5,768
	Kathmandu Holdings Ltd.	2,367,329	4,976
	New Zealand Refining Co. Ltd.	2,208,248	3,658
*	TOWER Ltd.	4,137,872	2,117
	Warehouse Group Ltd.	151,713	209
			784,346
Norway (0.6%)
	Equinor ASA	13,943,130	369,942
	DNB ASA	15,314,572	308,386
	Telenor ASA	9,660,673	188,982
	Marine Harvest ASA	5,754,985	125,840
	Yara International ASA	2,479,084	109,308
	Norsk Hydro ASA	19,064,468	108,744
	Orkla ASA	11,131,750	94,195
	Storebrand ASA	6,770,522	57,671
	TGS NOPEC Geophysical Co. ASA	1,454,651	55,461
	Aker BP ASA	1,521,624	54,369
	Subsea 7 SA	3,677,642	53,256
	Schibsted ASA Class A	1,269,318	43,929
	Schibsted ASA Class B	1,236,837	40,098
	Gjensidige Forsikring ASA	2,371,732	38,069
	Salmar ASA	737,234	37,616
	Bakkafrost P/F	557,168	34,237
	Tomra Systems ASA	1,537,600	31,753
	Leroy Seafood Group ASA	3,701,191	29,108
	SpareBank 1 SR-Bank ASA	2,513,508	27,918
*	Norwegian Finans Holding ASA	2,196,815	26,834
	Aker ASA	338,227	26,421
*	Borr Drilling Ltd.	5,346,951	25,268
2	Entra ASA	1,490,245	21,760
*,^	Petroleum Geo-Services ASA	4,273,145	20,826
*	DNO ASA	8,994,258	19,051
	SpareBank 1 SMN	1,804,842	18,878
	Austevoll Seafood ASA	1,261,076	18,367
	Atea ASA	1,145,398	16,372
	Kongsberg Gruppen ASA	746,436	15,159
*,2	Aker Solutions ASA	2,142,586	14,654
	Veidekke ASA	1,483,506	14,559
	Borregaard ASA	1,393,814	13,232
*,^	Nordic Semiconductor ASA	2,075,042	12,508
2	Evry AS	2,342,269	9,285
	Grieg Seafood ASA	745,897	8,857
^,2	XXL ASA	1,349,475	8,277
	Sparebank 1 Oestlandet	700,849	7,439
*	Wallenius Wilhelmsen Logistics	1,460,503	7,144
	Norway Royal Salmon ASA	276,475	7,020
	Stolt-Nielsen Ltd.	351,576	6,022
*,^	Norwegian Air Shuttle ASA	199,877	5,855
	Ocean Yield ASA	617,039	5,061
*,^,2 BW LPG Ltd.		1,031,871	4,675
*,2	Elkem ASA	964,775	4,484
*	Otello Corp. ASA	1,647,079	3,920
*	Akastor ASA	1,881,324	3,897
	Hoegh LNG Holdings Ltd.	555,842	3,288
*,^	REC Silicon ASA	28,504,352	2,856

Treasure ASA	103,804	166
		2,161,017
Other (0.2%)3
Vanguard FTSE Emerging Markets ETF	15,759,336	691,520

Pakistan (0.0%)
Habib Bank Ltd.	9,699,100	13,909
Engro Corp. Ltd.	4,873,202	13,307
Lucky Cement Ltd.	2,593,830	11,539
Oil & Gas Development Co. Ltd.	9,244,000	11,277
MCB Bank Ltd.	6,688,593	11,203
Pakistan Petroleum Ltd.	6,294,611	10,850
Pakistan State Oil Co. Ltd.	3,810,289	10,022
Hub Power Co. Ltd.	10,772,857	8,341
Pakistan Oilfields Ltd.	1,503,700	8,035
United Bank Ltd.	5,246,131	7,432
Fauji Fertilizer Co. Ltd.	8,148,026	6,554
Engro Fertilizers Ltd.	7,930,350	5,067
DG Khan Cement Co. Ltd.	4,818,735	4,478
Bank Alfalah Ltd.	9,176,000	4,210
SUI Northern Gas Pipeline	5,263,183	4,157
* SUI Southern Gas Co. Ltd.	13,269,000	3,445
Millat Tractors Ltd.	329,510	3,146
Nishat Mills Ltd.	2,673,174	2,981
Searle Co. Ltd.	1,054,818	2,857
* National Bank of Pakistan	6,316,000	2,564
Mari Petroleum Co. Ltd.	200,370	2,370
Kot Addu Power Co. Ltd.	5,007,671	2,287
Fauji Cement Co. Ltd.	7,235,471	1,415
Fauji Fertilizer Bin Qasim Ltd.	3,100,000	989
Thal Ltd.	230,434	798
* Pakistan Telecommunication Co. Ltd.	1,575,500	150
		153,383
Peru (0.1%)
Credicorp Ltd.	784,196	179,400
Cia de Minas Buenaventura SAA ADR	2,844,873	39,089
Credicorp Ltd.	141,898	32,414
Volcan Cia Minera SAA Class B	31,908,443	7,900
Cia de Minas Buenaventura SAA	289,871	3,845
		262,648
Philippines (0.3%)
SM Investments Corp.	6,878,483	123,277
SM Prime Holdings Inc.	128,680,358	91,610
Ayala Land Inc.	100,721,790	77,568
BDO Unibank Inc.	28,581,711	71,140
Ayala Corp.	3,474,899	65,534
Bank of the Philippine Islands	25,682,905	47,481
PLDT Inc.	1,579,854	39,633
Metropolitan Bank & Trust Co.	23,867,313	33,162
Universal Robina Corp.	12,637,611	30,474
Aboitiz Equity Ventures Inc.	27,923,708	30,329
Jollibee Foods Corp.	5,904,745	30,039
International Container Terminal Services Inc.	15,751,594	26,410
Manila Electric Co.	3,635,318	26,011
GT Capital Holdings Inc.	1,312,807	23,966
Security Bank Corp.	6,263,840	23,943

	JG Summit Holdings Inc.	20,562,451	21,698
	Metro Pacific Investments Corp.	210,805,200	18,711
	Aboitiz Power Corp.	19,890,071	13,941
	Megaworld Corp.	158,966,025	13,906
	Globe Telecom Inc.	391,325	13,525
*	Alliance Global Group Inc.	58,293,042	13,098
	LT Group Inc.	38,004,432	12,884
	DMCI Holdings Inc.	57,125,854	12,703
	Pilipinas Shell Petroleum Corp.	10,504,240	11,141
	Puregold Price Club Inc.	12,751,790	10,879
	Robinsons Land Corp.	28,162,129	10,396
	Robinsons Retail Holdings Inc.	6,340,152	10,203
	Semirara Mining & Power Corp. Class A	16,477,916	9,838
	Bloomberry Resorts Corp.	48,485,250	9,579
	Manila Water Co. Inc.	16,023,400	8,003
	Vista Land & Lifescapes Inc.	58,589,350	6,617
	D&L Industries Inc.	28,740,900	5,513
	Petron Corp.	32,315,313	5,402
	First Gen Corp.	17,177,800	5,021
	Cosco Capital Inc.	42,454,200	4,877
	Century Pacific Food Inc.	12,990,242	3,793
*	DoubleDragon Properties Corp.	7,508,870	3,672
	First Philippine Holdings Corp.	3,013,060	3,544
	Filinvest Land Inc.	127,859,000	3,419
	Cebu Air Inc.	2,463,080	3,264
*	Melco Resorts And Entertainment Philippines Corp.	22,594,500	2,933
*	Energy Development Corp.	25,701,443	2,463
*,2	CEMEX Holdings Philippines Inc.	29,719,577	1,730
	Nickel Asia Corp.	21,028,100	1,723
	Lopez Holdings Corp.	7,754,270	553
	Emperador Inc.	26,219	4
			985,610
Poland (0.3%)
*	Powszechna Kasa Oszczednosci Bank Polski SA	12,229,659	139,561
	Polski Koncern Naftowy ORLEN SA	4,439,765	112,597
	Powszechny Zaklad Ubezpieczen SA	8,075,143	92,875
^	Bank Polska Kasa Opieki SA	2,302,270	70,494
	LPP SA	21,347	52,424
*	KGHM Polska Miedz SA	1,973,420	52,210
*	CD Projekt SA	889,971	48,118
	Bank Zachodni WBK SA	411,214	41,241
*	Polskie Gornictwo Naftowe i Gazownictwo SA	24,901,489	37,633
*	PGE Polska Grupa Energetyczna SA	10,462,724	28,161
*	Alior Bank SA	1,312,621	26,101
	Grupa Lotos SA	1,318,236	23,550
*	Bank Millennium SA	8,414,302	21,169
	mBank SA	179,427	21,002
	CCC SA	310,772	19,146
*,2	Dino Polska SA	683,031	18,742
*	Jastrzebska Spolka Weglowa SA	733,075	15,822
	KRUK SA	241,499	14,373
*	Cyfrowy Polsat SA	2,164,519	14,076
	Asseco Poland SA	1,069,012	13,494
*	AmRest Holdings SE	110,398	13,180
*	Orange Polska SA	9,085,910	12,389
	Kernel Holding SA	680,302	9,442
*	Tauron Polska Energia SA	14,948,379	9,206

2	PLAY Communications SA	1,550,650	9,073
	Bank Handlowy w Warszawie SA	437,944	8,994
*	Enea SA	2,879,157	7,550
	Grupa Azoty SA	638,812	7,291
	Energa SA	2,781,870	6,821
	Ciech SA	383,394	5,845
^	Eurocash SA	1,043,245	5,284
*	PKP Cargo SA	381,213	5,011
	Budimex SA	142,614	4,874
	Warsaw Stock Exchange	338,611	3,586
*	Lubelski Wegiel Bogdanka SA	138,613	2,352
*	Boryszew SA	1,054,764	1,947
^	Neuca SA	20,677	1,446
	Medicalgorithmics SA	47,602	1,381
*	Getin Noble Bank SA	4,847,905	1,300
*	Bioton SA	701,983	1,252
*	Getin Holding SA	4,805,543	763
*,§	getBACK SA	561,335	577
			982,353
Portugal (0.1%)
	Galp Energia SGPS SA	7,294,685	149,820
	EDP - Energias de Portugal SA	32,216,601	131,439
	Jeronimo Martins SGPS SA	3,504,764	52,078
*	Banco Comercial Portugues SA	111,233,755	34,836
	EDP Renovaveis SA	2,084,197	21,527
	Navigator Co. SA	3,550,195	20,248
	NOS SGPS SA	3,080,716	17,944
^	REN - Redes Energeticas Nacionais SGPS SA	5,534,557	16,206
	Sonae SGPS SA	13,750,258	15,615
	Altri SGPS SA	1,036,944	10,594
	Semapa-Sociedade de Investimento e Gestao	346,159	8,123
^	CTT-Correios de Portugal SA	2,127,424	7,473
^	Corticeira Amorim SGPS SA	488,399	6,454
*	Mota-Engil SGPS SA	1,299,235	4,342
*	Banco Espirito Santo SA	19,970,703	27
			496,726
Qatar (0.2%)
	Qatar National Bank QPSC	5,711,747	274,508
	Industries Qatar QSC	2,845,149	97,305
	Qatar Islamic Bank SAQ	1,667,904	60,957
	Masraf Al Rayan QSC	5,429,622	57,813
	Qatar Electricity & Water Co. QSC	734,506	38,407
	Commercial Bank PQSC	2,816,980	31,575
	Ooredoo QPSC	1,162,790	22,498
	Qatar Gas Transport Co. Ltd.	4,004,927	18,476
	Doha Bank QPSC	2,080,905	14,593
	Barwa Real Estate Co.	1,403,677	14,013
	Qatar Navigation QSC	770,132	13,855
*	Vodafone Qatar QSC	4,842,266	12,159
	United Development Co. QSC	2,335,539	8,926
	Qatar International Islamic Bank QSC	497,814	7,666
*	Gulf International Services QSC	1,233,587	5,779
*	Ezdan Holding Group QSC	2,006,964	5,003
	Gulf Warehousing Co.	382,428	4,405
	Medicare Group	172,601	3,329
	Al Meera Consumer Goods Co. QSC	69,541	3,091

* Salam International Investment Ltd. QSC	898,342	1,277
		695,635
Russia (0.8%)
Sberbank of Russia PJSC	145,975,884	500,247
LUKOIL PJSC	5,719,154	408,810
Gazprom PJSC	127,437,890	293,540
Tatneft PJSC	16,165,837	186,799
Novatek PJSC	11,470,979	169,852
MMC Norilsk Nickel PJSC	637,861	111,127
Rosneft Oil Co. PJSC	13,559,885	90,957
Magnit PJSC GDR	4,072,946	66,797
Lukoil PJSC ADR	874,699	62,743
Surgutneftegas OAO Preference Shares	107,100,310	59,394
Tatneft PJSC ADR	843,202	58,125
AK Transneft OAO Preference Shares	22,078	57,461
Novatek PJSC GDR	358,936	56,991
Alrosa PJSC	35,744,402	55,672
Mobile TeleSystems PJSC ADR	5,771,492	50,616
Gazprom PJSC ADR	10,974,419	49,216
VTB Bank PJSC	61,738,771,587	47,723
Surgutneftegas PJSC	87,342,626	40,541
Moscow Exchange MICEX-RTS PJSC	20,154,686	33,224
Severstal PJSC	1,943,655	31,760
Inter RAO UES PJSC	427,316,337	28,331
Novolipetsk Steel PJSC GDR	979,252	25,306
Polyus PJSC GDR	596,944	21,185
Rosneft Oil Co. PJSC GDR	3,014,033	19,911
PhosAgro PJSC GDR	1,409,380	18,628
Magnitogorsk Iron & Steel Works PJSC	25,155,021	18,616
Tatneft PAO Preference Shares	2,281,309	17,592
RusHydro PJSC	1,610,038,350	17,509
Aeroflot PJSC	8,099,902	15,938
* MegaFon PJSC GDR	1,613,247	15,315
Rostelecom PJSC	12,629,143	14,205
Severstal PJSC GDR	755,637	12,330
Federal Grid Co. Unified Energy System PJSC	3,706,182,440	10,119
Mobile TeleSystems PJSC	2,270,097	9,594
Surgutneftegas PJSC ADR	1,913,199	8,759
VTB Bank PJSC GDR	5,399,848	8,426
Bashneft PJSC	220,999	7,081
LSR Group PJSC GDR	2,815,485	6,946
Unipro PJSC	158,734,196	6,863
Novolipetsk Steel PJSC	2,544,160	6,618
* M.Video PJSC	1,018,940	6,168
* Uralkali PJSC	3,561,898	5,732
Safmar Financial Investment	486,696	5,664
TMK PJSC	4,954,776	5,585
ROSSETI PJSC	400,569,850	4,922
* RussNeft PJSC	550,644	4,844
Magnit PJSC	71,486	4,724
* Novorossiysk Commercial Sea Port PJSC	44,735,000	4,601
Sistema PJSFC GDR	1,308,195	3,694
* Raspadskaya OJSC	2,202,948	3,615
2 Detsky Mir PJSC	2,506,060	3,602
Mosenergo PJSC	91,030,556	3,500
MMC Norilsk Nickel PJSC ADR	145,833	2,519
Mechel PJSC Preference Shares	1,424,220	2,491

	Sistema PJSFC	15,957,488	2,317
	ENEL RUSSIA PJSC	102,996,973	2,029
*	Mechel PJSC ADR	711,222	2,006
	TGC-1 PJSC	10,822,122,665	1,656
*	MegaFon PJSC	175,140	1,649
	OGK-2 PJSC	277,155,958	1,635
*,§	DIXY Group PJSC	313,355	1,605
*	Mechel PJSC	805,193	1,195
	Bashneft PAO Preference Shares	22,882	603
	Sberbank of Russia PJSC ADR	28,274	398
	Tatneft PJSC ADR	3,534	245
	Sberbank of Russia PJSC ADR	8,082	113
	Gazprom PJSC ADR	10,809	49
			2,798,028
Singapore (0.9%)
	DBS Group Holdings Ltd.	25,582,728	503,348
	Oversea-Chinese Banking Corp. Ltd.	46,420,843	395,467
	United Overseas Bank Ltd.	18,178,964	361,497
	Singapore Telecommunications Ltd.	105,493,880	248,968
	Keppel Corp. Ltd.	20,442,774	103,336
	CapitaLand Ltd.	36,173,910	85,933
*	Genting Singapore Ltd.	82,383,744	77,461
	Ascendas REIT	34,343,954	69,501
	Singapore Exchange Ltd.	11,847,345	64,851
	Wilmar International Ltd.	28,011,057	64,511
	Singapore Technologies Engineering Ltd.	22,542,106	56,715
	CapitaLand Mall Trust	33,193,320	52,763
	Singapore Airlines Ltd.	7,248,896	52,600
	ComfortDelGro Corp. Ltd.	29,686,738	51,314
	City Developments Ltd.	6,774,183	49,932
	Singapore Press Holdings Ltd.	22,875,243	48,976
	Venture Corp. Ltd.	3,744,875	46,049
	CapitaLand Commercial Trust	33,851,065	43,604
	Suntec REIT	28,624,601	38,780
	UOL Group Ltd.	7,146,452	37,734
	Jardine Cycle & Carriage Ltd.	1,451,443	35,935
	SATS Ltd.	9,137,444	34,888
	Mapletree Commercial Trust	28,067,755	33,427
	Mapletree Logistics Trust	29,955,054	27,742
	Mapletree Industrial Trust	18,776,153	27,617
	Sembcorp Industries Ltd.	13,515,255	26,633
	Mapletree North Asia Commercial Trust	29,666,400	25,100
	Keppel REIT	28,784,907	24,758
	NetLink NBN Trust	43,024,900	24,349
^	Singapore Post Ltd.	21,856,695	21,543
	Golden Agri-Resources Ltd.	90,681,012	18,680
	Hutchison Port Holdings Trust	72,522,753	18,524
^	Sembcorp Marine Ltd.	11,724,234	15,762
^	Frasers Logistics & Industrial Trust	17,599,905	13,574
	CDL Hospitality Trusts	11,325,147	13,497
	Manulife US REIT	15,019,239	12,830
	Ascott Residence Trust	15,757,351	12,622
	Frasers Centrepoint Trust	7,297,355	12,176
	United Engineers Ltd.	6,178,567	12,166
	Keppel DC REIT	11,297,069	11,706
	StarHub Ltd.	8,902,432	11,263
	Keppel Infrastructure Trust	28,143,111	10,757

	Parkway Life REIT	5,062,579	10,266
	Raffles Medical Group Ltd.	12,168,363	10,021
	Starhill Global REIT	17,909,799	9,215
	Frasers Commercial Trust	8,416,900	8,790
	First Resources Ltd.	7,143,111	8,457
	OUE Hospitality Trust	13,901,175	8,334
	CapitaLand Retail China Trust	7,266,653	8,277
^	Fortune REIT	6,141,000	7,673
	ESR-REIT	19,801,287	7,572
	Cache Logistics Trust	13,124,718	7,467
	Wing Tai Holdings Ltd.	4,892,461	7,448
	SIA Engineering Co. Ltd.	3,259,705	7,114
	First REIT	7,377,611	6,997
	Lippo Malls Indonesia Retail Trust	27,125,086	6,279
	Ascendas Hospitality Trust	10,394,679	6,115
	Far East Hospitality Trust	11,799,811	5,986
^	Sheng Siong Group Ltd.	7,538,101	5,926
	M1 Ltd.	4,729,928	5,698
	Asian Pay Television Trust	18,100,326	5,522
	SPH REIT	7,040,080	5,172
	Soilbuild Business Space REIT	10,396,825	4,966
	RHT Health Trust	8,024,261	4,569
^	Yoma Strategic Holdings Ltd.	16,593,800	4,518
	Accordia Golf Trust	10,281,646	4,495
	Frasers Property Ltd.	3,452,600	4,292
	Sabana Shari'ah Compliant Industrial REIT	12,906,859	4,230
	OUE Ltd.	3,609,155	4,220
	Frasers Hospitality Trust	7,660,100	3,997
	Silverlake Axis Ltd.	9,739,344	3,648
	Bumitama Agri Ltd.	3,632,153	1,856
	Boustead Singapore Ltd.	2,430,178	1,472
*,§,^ Hyflux Ltd.		7,041,168	1,086
*,^	Noble Group Ltd.	11,089,166	1,086
	GuocoLand Ltd.	541,000	808
	Indofood Agri Resources Ltd.	4,837,622	783
*,§,^ China Fishery Group Ltd.		9,033,000	504
*,§,^ Ezra Holdings Ltd.		20,298,532	164
*	Ezion Holdings Ltd. Warrants Expire 04/15/2020	3,136,323	9
*,^	Ezion Holdings Ltd. Warrants Expire 04/16/2023	12,879,085	—
			3,093,921
South Africa (1.5%)
	Naspers Ltd.	6,065,693	1,493,185
	Sasol Ltd.	7,787,935	306,903
	Standard Bank Group Ltd.	18,152,836	280,692
	FirstRand Ltd.	45,176,380	237,452
	MTN Group Ltd.	25,626,101	222,931
*,^	Old Mutual Ltd. (XLON)	67,312,810	154,021
	Sanlam Ltd.	24,750,563	143,496
*	Absa Group Ltd.	10,094,537	131,509
	Remgro Ltd.	7,428,940	122,629
	Shoprite Holdings Ltd.	6,342,002	104,890
	Aspen Pharmacare Holdings Ltd.	5,302,324	102,714
	Bid Corp. Ltd.	4,743,697	94,848
	Vodacom Group Ltd.	8,468,377	90,227
	Growthpoint Properties Ltd.	41,217,842	81,843
	Bidvest Group Ltd.	4,805,660	68,311
^	Nedbank Group Ltd.	3,085,093	63,842

	Mr Price Group Ltd.	3,561,005	63,528
	Discovery Ltd.	4,828,692	62,239
	Redefine Properties Ltd.	76,285,291	61,567
	Tiger Brands Ltd.	2,310,293	61,239
	RMB Holdings Ltd.	9,500,023	59,380
	Sappi Ltd.	7,949,084	56,812
	Capitec Bank Holdings Ltd.	756,674	54,643
	Woolworths Holdings Ltd.	13,877,682	53,914
	AngloGold Ashanti Ltd.	5,804,376	50,952
	Clicks Group Ltd.	3,470,529	50,937
	Mondi Ltd.	1,707,632	46,789
	NEPI Rockcastle plc	4,856,432	44,976
	Netcare Ltd.	20,851,866	42,763
	Gold Fields Ltd.	11,515,493	42,259
	Foschini Group Ltd.	3,139,132	40,988
	SPAR Group Ltd.	2,796,777	40,729
	AVI Ltd.	4,844,664	40,229
	Truworths International Ltd.	6,106,208	37,933
	Imperial Holdings Ltd.	2,280,493	36,976
	PSG Group Ltd.	2,081,793	36,799
	Life Healthcare Group Holdings Ltd.	19,720,117	35,964
	Exxaro Resources Ltd.	3,591,922	35,393
	Rand Merchant Investment Holdings Ltd.	10,012,524	30,301
	Barloworld Ltd.	3,051,035	29,366
^	Investec Ltd.	4,031,022	29,129
	Hyprop Investments Ltd.	3,594,252	28,035
	Pick n Pay Stores Ltd.	4,941,935	27,903
	Anglo American Platinum Ltd.	874,725	26,906
	MMI Holdings Ltd.	15,675,505	20,226
	Pioneer Foods Group Ltd.	2,046,061	18,047
	Coronation Fund Managers Ltd.	3,766,262	17,035
	Telkom SA SOC Ltd.	4,419,559	16,976
^	Kumba Iron Ore Ltd.	741,066	16,396
*	Sibanye Gold Ltd.	25,646,499	15,698
	JSE Ltd.	1,199,855	15,136
	Brait SE	4,608,278	15,076
	Liberty Holdings Ltd.	1,675,688	14,661
*	Impala Platinum Holdings Ltd.	9,666,300	14,358
	Vukile Property Fund Ltd.	9,669,814	14,344
	KAP Industrial Holdings Ltd.	26,039,300	14,138
	Reunert Ltd.	2,265,493	14,072
	Resilient REIT Ltd.	3,565,928	13,975
	Fortress REIT Ltd. Class B	12,190,003	13,535
*	Super Group Ltd.	4,964,841	13,107
	Massmart Holdings Ltd.	1,462,029	13,039
*	Northam Platinum Ltd.	4,833,416	12,966
	African Rainbow Minerals Ltd.	1,470,978	12,694
*,2	Steinhoff Africa Retail Ltd.	9,767,850	12,548
	Santam Ltd.	536,572	12,332
*	Attacq Ltd.	9,577,200	12,188
	Astral Foods Ltd.	549,909	12,184
	Tsogo Sun Holdings Ltd.	7,271,726	11,956
	AECI Ltd.	1,478,963	11,896
	SA Corporate Real Estate Ltd.	33,618,004	11,383
	Fortress REIT Ltd. Class A	9,314,676	11,008
*	Nampak Ltd.	8,720,811	10,029
*	PPC Ltd.	20,030,436	9,707

	Assore Ltd.	459,365	9,574
	Tongaat Hulett Ltd.	1,472,535	9,437
*,^	Famous Brands Ltd.	1,049,929	8,988
	Harmony Gold Mining Co. Ltd.	5,236,503	8,716
	Advtech Ltd.	7,264,729	8,664
2	Dis-Chem Pharmacies Ltd.	3,863,205	8,529
	Omnia Holdings Ltd.	849,830	8,341
	Hosken Consolidated Investments Ltd.	766,984	8,150
	Cashbuild Ltd.	329,579	7,760
*	Sun International Ltd.	1,713,005	7,669
	Murray & Roberts Holdings Ltd.	5,407,119	7,431
	Wilson Bayly Holmes-Ovcon Ltd.	690,704	7,293
	MAS Real Estate Inc.	4,554,113	6,857
	Emira Property Fund Ltd.	5,656,772	6,710
*,^	Steinhoff International Holdings NV	34,499,443	6,497
	Arrowhead Properties Ltd.	14,099,484	6,395
	Zeder Investments Ltd.	14,113,905	5,919
	DataTec Ltd.	3,010,706	5,603
	EOH Holdings Ltd.	1,710,595	5,406
	City Lodge Hotels Ltd.	458,154	5,223
	Adcock Ingram Holdings Ltd.	1,004,318	4,906
	Blue Label Telecoms Ltd.	6,890,833	4,828
*,^	Curro Holdings Ltd.	2,039,307	4,802
	Alexander Forbes Group Holdings Ltd.	12,007,820	4,575
	Hudaco Industries Ltd.	395,213	4,407
	Mpact Ltd.	2,329,102	4,029
	Rebosis Property Fund Ltd.	6,422,714	3,781
	Peregrine Holdings Ltd.	2,374,935	3,760
*	Grindrod Ltd.	5,915,126	3,529
	Metair Investments Ltd.	2,790,270	3,278
	Delta Property Fund Ltd.	6,672,029	3,039
	Alviva Holdings Ltd.	2,130,531	3,031
*	Old Mutual Ltd. (XJSE)	1,313,772	3,009
	Raubex Group Ltd.	1,887,857	2,839
	Oceana Group Ltd.	477,386	2,832
	Trencor Ltd.	1,146,879	2,769
*	Ascendis Health Ltd.	3,474,671	2,697
	Clover Industries Ltd.	2,017,839	2,509
	Lewis Group Ltd.	1,103,130	2,505
	Merafe Resources Ltd.	17,259,370	1,996
*	Royal Bafokeng Platinum Ltd.	851,624	1,571
*	Grindrod Shipping Holdings Ltd.	147,878	1,505
*	ArcelorMittal South Africa Ltd.	5,679,321	1,383
*	Stadio Holdings Ltd.	4,475,673	1,364
	DRDGOLD Ltd.	4,780,279	1,244
*	Steinhoff International Holdings NV	1,089,227	212
*	Consolidated Infrastructure Group Ltd.	411,321	100
*	Group Five Ltd.	1,165,496	75
*	Aveng Ltd.	6,008,638	41
*	Adcock Ingram Holdings Ltd. Warrants Expire 07/26/2019	5,387	2
			5,554,632
South Korea (3.4%)
	Samsung Electronics Co. Ltd.	66,757,669	2,771,128
	SK Hynix Inc.	7,564,278	584,646
	Samsung Electronics Co. Ltd. Preference Shares	11,692,971	401,422
	POSCO	927,277	272,912
*,^	Celltrion Inc.	1,102,133	268,405

	KB Financial Group Inc.	5,299,989	254,736
	NAVER Corp.	379,994	243,802
	Hyundai Motor Co.	2,032,534	235,557
	Shinhan Financial Group Co. Ltd.	5,771,880	225,157
	LG Chem Ltd.	654,016	219,961
	Hyundai Mobis Co. Ltd.	922,461	188,040
	Hana Financial Group Inc.	4,210,780	169,306
	KT&G Corp.	1,565,985	154,823
	Samsung SDI Co. Ltd.	745,679	153,203
	SK Innovation Co. Ltd.	859,932	152,730
	LG Household & Health Care Ltd.	124,255	134,558
	Samsung C&T Corp.	1,074,599	118,875
	Samsung Fire & Marine Insurance Co. Ltd.	463,824	113,269
	SK Holdings Co. Ltd.	469,681	110,713
	Woori Bank	7,199,766	108,824
	Amorepacific Corp.	452,708	108,323
	Samsung Electro-Mechanics Co. Ltd.	782,968	107,778
	Kia Motors Corp.	3,661,062	103,793
	LG Electronics Inc.	1,528,267	102,437
	Korea Electric Power Corp.	3,067,422	91,150
	LG Corp.	1,278,090	86,156
	Samsung SDS Co. Ltd.	454,239	85,197
	NCSoft Corp.	244,094	84,263
	Samsung Life Insurance Co. Ltd.	900,970	77,569
	Lotte Chemical Corp.	208,895	67,277
	Kakao Corp.	655,053	66,051
*,2	Samsung Biologics Co. Ltd.	188,693	62,962
	Coway Co. Ltd.	742,791	62,379
	S-Oil Corp.	579,126	60,827
	LG Display Co. Ltd.	3,137,466	59,481
	SK Telecom Co. Ltd.	261,075	58,348
*	Hyundai Heavy Industries Co. Ltd.	595,529	56,894
	E-MART Inc.	288,873	56,474
	Hyundai Engineering & Construction Co. Ltd.	1,020,786	53,651
*,^	Celltrion Healthcare Co. Ltd.	653,639	53,466
	Industrial Bank of Korea	3,767,473	52,781
	Korea Zinc Co. Ltd.	142,351	52,568
	Hyundai Steel Co.	1,058,752	51,026
*	Hyundai Heavy Industries Holdings Co. Ltd.	148,889	44,769
	Hankook Tire Co. Ltd.	1,064,973	42,270
	Hyundai Motor Co. 2nd Preference Shares	525,211	41,229
	Mirae Asset Daewoo Co. Ltd.	5,425,511	39,640
	Lotte Corp.	829,529	39,075
	DB Insurance Co. Ltd.	673,878	38,865
	Hotel Shilla Co. Ltd.	432,570	38,680
	LG Uplus Corp.	2,737,360	37,686
^	Hanmi Pharm Co. Ltd.	97,878	37,215
	Medy-Tox Inc.	57,455	36,931
	Orion Corp.	305,503	36,461
*	Samsung Heavy Industries Co. Ltd.	6,242,484	36,265
	GS Holdings Corp.	743,234	35,770
	Kangwon Land Inc.	1,534,113	35,629
	AMOREPACIFIC Group	414,098	35,494
	Korea Investment Holdings Co. Ltd.	542,040	34,726
	CJ CheilJedang Corp.	113,256	34,268
*,^	ViroMed Co. Ltd.	190,901	34,209
*	Samsung Engineering Co. Ltd.	2,226,072	33,952

*,^	SillaJen Inc.	723,992	33,908
	BNK Financial Group Inc.	4,221,406	33,853
	Hyundai Glovis Co. Ltd.	273,811	33,586
2	Netmarble Corp.	251,312	32,600
	CJ ENM Co. Ltd.	151,702	31,502
	Lotte Shopping Co. Ltd.	166,942	30,787
	LG Innotek Co. Ltd.	200,747	29,328
	Shinsegae Inc.	96,750	28,712
*	Korea Aerospace Industries Ltd.	907,127	28,500
*,^	HLB Inc.	462,602	28,148
	Hyundai Marine & Fire Insurance Co. Ltd.	851,578	27,928
	Daelim Industrial Co. Ltd.	393,852	27,635
	Shinhan Financial Group Co. Ltd. ADR	703,605	27,595
	Samsung Securities Co. Ltd.	898,665	26,209
	GS Engineering & Construction Corp.	637,497	25,916
	Kumho Petrochemical Co. Ltd.	249,861	25,324
*	HDC Hyundai Development Co-Engineering & Construction	470,435	24,181
	Hyundai Motor Co. Preference Shares	328,826	24,033
	KCC Corp.	78,746	23,873
	Yuhan Corp.	118,562	23,664
	CJ Corp.	180,786	22,725
	Hanwha Chemical Corp.	1,197,877	22,718
	Hanwha Corp.	783,157	22,538
^	OCI Co. Ltd.	250,121	22,204
	NH Investment & Securities Co. Ltd.	1,864,288	21,752
	Hanon Systems	2,270,943	21,748
	S-1 Corp.	272,016	21,101
	Fila Korea Ltd.	728,485	20,685
*	Korea Gas Corp.	374,517	19,517
	Hyundai Department Store Co. Ltd.	215,673	19,005
	Com2uSCorp	138,213	18,799
	DGB Financial Group Inc.	2,202,311	18,438
	Hanwha Life Insurance Co. Ltd.	3,972,669	18,368
	Cheil Worldwide Inc.	987,378	17,854
	LG Chem Ltd. Preference Shares	91,581	17,716
	Amorepacific Corp. Preference Shares	138,083	17,657
2	ING Life Insurance Korea Ltd.	467,594	17,644
	Mando Corp.	468,883	17,577
	Korean Air Lines Co. Ltd.	668,720	17,512
	LG Household & Health Care Ltd. Preference Shares	28,733	17,111
^	Korea Electric Power Corp. ADR	1,148,656	16,862
	LS Corp.	249,435	16,758
*,^	Doosan Infracore Co. Ltd.	1,852,922	16,734
*,^	Hyundai Rotem Co. Ltd.	685,986	16,655
*,^	Hyundai Merchant Marine Co. Ltd.	3,781,515	16,236
*,^	Pearl Abyss Corp.	82,589	16,217
	Koh Young Technology Inc.	162,695	15,872
*,^	Celltrion Pharm Inc.	246,520	15,574
	KB Financial Group Inc. ADR	315,050	15,201
	LS Industrial Systems Co. Ltd.	217,422	14,101
*	Hugel Inc.	32,967	14,099
	Ottogi Corp.	17,826	14,068
	Samsung Card Co. Ltd.	436,049	13,811
	SK Telecom Co. Ltd. ADR	554,635	13,749
^	KIWOOM Securities Co. Ltd.	164,356	13,706
*	CJ Logistics Corp.	101,105	13,673
	LOTTE Fine Chemical Co. Ltd.	247,850	13,669

	Kolon Industries Inc.	244,367	13,399
*,^	Doosan Heavy Industries & Construction Co. Ltd.	985,831	13,298
	Korean Reinsurance Co.	1,345,281	13,287
	BGF retail Co. Ltd.	87,302	13,196
	Meritz Securities Co. Ltd.	4,116,537	13,033
^	POSCO Chemtech Co. Ltd.	288,498	12,770
*,^	Genexine Co. Ltd.	177,729	12,686
	Meritz Fire & Marine Insurance Co. Ltd.	769,154	12,657
*	Daewoo Engineering & Construction Co. Ltd.	2,471,871	12,574
*,^	Kumho Tire Co. Inc.	2,240,540	12,547
	Douzone Bizon Co. Ltd.	258,078	12,523
	NongShim Co. Ltd.	46,972	12,355
	Green Cross Corp.	76,889	12,240
^	Korea Kolmar Co. Ltd.	200,552	12,239
*,^	Pan Ocean Co. Ltd.	2,637,001	12,164
	Posco Daewoo Corp.	703,438	12,083
*	Hyundai Mipo Dockyard Co. Ltd.	142,798	11,974
^	Hanssem Co. Ltd.	138,717	11,966
	POSCO ADR	162,176	11,896
	Youngone Corp.	437,558	11,820
^	Iljin Materials Co. Ltd.	242,362	11,540
^	Hanmi Science Co. ltd	185,406	11,510
^	Cosmax Inc.	94,156	11,476
	LOTTE Himart Co. Ltd.	165,261	11,413
^	Hyundai Elevator Co. Ltd.	137,634	11,277
^	SK Materials Co. Ltd.	69,389	11,267
*,^	Hanall Biopharma Co. Ltd.	511,924	11,139
	GS Retail Co. Ltd.	367,775	10,956
*,^	Cafe24 Corp.	74,499	10,690
	Doosan Bobcat Inc.	348,917	10,396
^	Paradise Co. Ltd.	654,583	10,332
*	Hyundai Construction Equipment Co. Ltd.	86,437	10,308
^	WONIK IPS Co. Ltd.	389,213	10,257
*	SK Chemicals Co. Ltd.	126,042	10,108
	SKC Co. Ltd.	263,232	10,108
*,^	Hanwha Aerospace Co. Ltd.	498,268	10,050
^	Daewoong Pharmaceutical Co. Ltd.	60,868	9,984
	Green Cross Holdings Corp.	372,062	9,937
^	Hyundai Wia Corp.	235,493	9,931
^	CJ CGV Co. Ltd.	180,731	9,714
	Dongsuh Cos. Inc.	423,790	9,666
	SK Networks Co. Ltd.	2,291,355	9,646
	KEPCO Plant Service & Engineering Co. Ltd.	310,392	9,568
*,^	Komipharm International Co. Ltd.	446,482	9,465
	L&F Co. Ltd.	202,387	9,266
	SFA Engineering Corp.	280,581	9,224
	Korea Petrochemical Ind Co. Ltd.	40,515	9,070
^	SK Discovery Co. Ltd.	302,530	8,969
	Taekwang Industrial Co. Ltd.	6,802	8,903
*,^	Pharmicell Co. Ltd.	741,383	8,791
	SKCKOLONPI Inc.	190,770	8,734
*,^	Ecopro Co. Ltd.	254,028	8,712
	Hyundai Greenfood Co. Ltd.	712,975	8,642
^	Samyang Holdings Corp.	84,433	8,610
*,^	Yungjin Pharmaceutical Co. Ltd.	1,280,597	8,590
^	Hana Tour Service Inc.	121,555	8,488
	Hyundai Home Shopping Network Corp.	85,340	8,397

	Seoul Semiconductor Co. Ltd.	518,307	8,369
	Huchems Fine Chemical Corp.	293,554	8,322
	Dentium Co. Ltd.	100,999	8,238
	Chong Kun Dang Pharmaceutical Corp.	87,616	8,202
	Innocean Worldwide Inc.	163,523	8,077
*	NHN Entertainment Corp.	143,516	8,077
*,^	Amicogen Inc.	239,491	8,029
	Poongsan Corp.	273,649	8,021
	LEENO Industrial Inc.	131,425	7,863
	DB HiTek Co. Ltd.	520,957	7,844
*	SM Entertainment Co. Ltd.	226,916	7,839
	HDC Holdings Co. Ltd.	329,478	7,836
^	Bukwang Pharmaceutical Co. Ltd.	378,216	7,779
	GS Home Shopping Inc.	43,685	7,774
	Doosan Corp.	83,351	7,760
*	Hyosung TNC Co. Ltd.	38,886	7,734
*,^	Medipost Co. Ltd.	103,323	7,678
	Hite Jinro Co. Ltd.	470,969	7,664
	Hansol Chemical Co. Ltd.	110,136	7,645
^	Daou Technology Inc.	352,096	7,476
	LG International Corp.	346,705	7,326
*,^	G-treeBNT Co. Ltd.	269,523	7,303
*,^	Foosung Co. Ltd.	697,345	7,246
*,^	BH Co. Ltd.	325,715	7,223
	JB Financial Group Co. Ltd.	1,355,514	7,212
	Kakao M Corp.	88,572	7,153
	Taeyoung Engineering & Construction Co. Ltd.	548,939	7,135
^	Ssangyong Cement Industrial Co. Ltd.	1,506,815	7,095
*,^	Studio Dragon Corp.	83,154	7,042
§	Hanil Cement Co. Ltd.	23,496	6,688
^	Kolon Life Science Inc.	103,597	6,678
	Hanjin Kal Corp.	403,622	6,666
	Soulbrain Co. Ltd.	124,325	6,650
	Lotte Chilsung Beverage Co. Ltd.	5,248	6,567
*,^	CrystalGenomics Inc.	456,855	6,562
^	Eo Technics Co. Ltd.	114,489	6,557
	Handsome Co. Ltd.	193,189	6,524
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	38,931	6,442
*	Osstem Implant Co. Ltd.	136,959	6,379
*,^	Toptec Co. Ltd.	275,535	6,269
	Hanwha General Insurance Co. Ltd.	1,045,669	6,213
	LF Corp.	249,968	6,152
*,^	Telcon RF Pharmaceutical Inc.	923,627	6,140
	Huons Co. Ltd.	71,174	6,131
*	Hyosung Advanced Materials Corp.	40,254	6,117
	DoubleUGames Co. Ltd.	121,596	5,977
	Daesang Corp.	269,302	5,929
	Grand Korea Leisure Co. Ltd.	266,920	5,891
	LG Electronics Inc. Preference Shares	214,734	5,845
	Dongkuk Steel Mill Co. Ltd.	850,682	5,845
	Korea Real Estate Investment & Trust Co. Ltd.	2,256,336	5,804
^	Orion Holdings Corp.	281,441	5,703
^	Hankook Tire Worldwide Co. Ltd.	321,267	5,310
*,^	Hyundai Electric & Energy System Co. Ltd.	91,586	5,266
	JW Pharmaceutical Corp.	163,099	5,250
*	Asiana Airlines Inc.	1,368,249	5,229
	Songwon Industrial Co. Ltd.	220,401	5,213

	Dong-A ST Co. Ltd.	60,340	5,175
	AK Holdings Inc.	74,160	5,121
	Mirae Asset Life Insurance Co. Ltd.	1,038,959	5,033
^	Silicon Works Co. Ltd.	118,342	5,021
	Ilyang Pharmaceutical Co. Ltd.	173,339	4,999
	Hyosung Corp.	123,956	4,944
^	LIG Nex1 Co. Ltd.	157,468	4,889
	LG Hausys Ltd.	80,982	4,875
*	Seegene Inc.	205,360	4,804
	Dongwon Industries Co. Ltd.	16,871	4,802
	Modetour Network Inc.	212,807	4,799
^	Posco ICT Co. Ltd.	775,467	4,770
*,^	GemVax & Kael Co. Ltd.	392,535	4,767
*	iNtRON Biotechnology Inc.	154,412	4,727
	Daishin Securities Co. Ltd.	448,652	4,706
	Young Poong Corp.	6,813	4,642
	IS Dongseo Co. Ltd.	183,163	4,619
	Lotte Food Co. Ltd.	5,837	4,618
	HS Industries Co. Ltd.	683,300	4,570
*	DIO Corp.	146,414	4,559
	Tongyang Inc.	2,625,951	4,516
	Nexen Tire Corp.	464,902	4,467
	Dongjin Semichem Co. Ltd.	419,882	4,353
^	YG Entertainment Inc.	145,252	4,326
*	Hyosung Chemical Corp.	28,664	4,318
^	WeMade Entertainment Co. Ltd.	123,880	4,278
	Korea Electric Terminal Co. Ltd.	103,190	4,247
*	Webzen Inc.	226,592	4,243
*,^	Innox Advanced Materials Co. Ltd.	84,077	4,213
	Halla Holdings Corp.	100,358	4,153
	TES Co. Ltd.	186,535	4,140
	NICE Information Service Co. Ltd.	449,385	4,077
^	Lock&Lock Co. Ltd.	217,195	4,037
	Meritz Financial Group Inc.	360,398	4,035
*,^	CMG Pharmaceutical Co. Ltd.	1,092,928	4,033
*,^	Naturalendo Tech Co. Ltd.	194,233	4,010
	Binggrae Co. Ltd.	74,233	3,996
*	Hyosung Heavy Industries Corp.	83,784	3,962
^	Ahnlab Inc.	79,904	3,915
^	Partron Co. Ltd.	620,096	3,912
*,^	Ananti Inc.	552,545	3,865
*,^	Peptron Inc.	179,002	3,829
	Daewoong Co. Ltd.	289,480	3,810
	Kumho Industrial Co. Ltd.	402,836	3,773
	SK Gas Ltd.	47,879	3,690
	DongKook Pharmaceutical Co. Ltd.	65,311	3,673
^	Jusung Engineering Co. Ltd.	452,306	3,673
*	Yuanta Securities Korea Co. Ltd.	1,114,850	3,648
^	ST Pharm Co. Ltd.	123,636	3,642
	Dong-A Socio Holdings Co. Ltd.	42,061	3,635
^	Dongwon F&B Co. Ltd.	15,273	3,629
^	Namhae Chemical Corp.	267,614	3,621
*,^	Naturecell Co. Ltd.	557,942	3,606
*,^	Taihan Electric Wire Co. Ltd.	3,432,144	3,591
	Namyang Dairy Products Co. Ltd.	6,257	3,588
	SL Corp.	195,735	3,579
	Samyang Corp.	50,839	3,559

^	Advanced Process Systems Corp.	153,101	3,494
^	NICE Holdings Co. Ltd.	243,070	3,474
	Jeil Pharmaceutical Co. Ltd.	112,414	3,469
	Hancom Inc.	228,359	3,447
*,^	SK Securities Co. Ltd.	3,313,585	3,429
*,^	ATGen Co. Ltd.	249,320	3,426
	Sebang Global Battery Co. Ltd.	120,274	3,419
	Hansol Paper Co. Ltd.	207,013	3,401
	S&T Motiv Co. Ltd.	112,352	3,398
	BGF Co. Ltd.	394,646	3,359
^	Caregen Co. Ltd.	50,872	3,359
	Samchully Co. Ltd.	33,040	3,356
	Youngone Holdings Co. Ltd.	69,697	3,349
^	Hansae Co. Ltd.	224,503	3,346
*,^	Korea Line Corp.	163,387	3,334
^	Dawonsys Co. Ltd.	262,351	3,333
	SPC Samlip Co. Ltd.	33,402	3,320
	Dae Hwa Pharmaceutical Co. Ltd.	153,206	3,297
^	Hyundai Corp.	112,576	3,283
^	KEPCO Engineering & Construction Co. Inc.	171,541	3,277
*,^	Vidente Co. Ltd.	276,062	3,260
^	Maeil Dairies Co. Ltd.	44,751	3,257
	Hanjin Transportation Co. Ltd.	156,653	3,246
*,^	Aprogen pharmaceuticals Inc.	1,069,616	3,206
	InBody Co. Ltd.	141,210	3,197
*,^	Homecast Co. Ltd.	461,171	3,185
^	Huons Global Co. Ltd.	63,586	3,133
^	Kolon Corp.	85,147	3,125
*,^	Gamevil Inc.	65,473	3,051
	CJ Hello Co. Ltd.	368,368	3,006
	Lotte Confectionery Co. Ltd.	21,124	2,985
	Tongyang Life Insurance Co. Ltd.	449,147	2,977
*	Cuckoo Homesys Co. Ltd.	15,033	2,965
^	JW Holdings Corp.	459,262	2,964
	Shinyoung Securities Co. Ltd.	56,704	2,940
^	Able C&C Co. Ltd.	235,345	2,931
	Korea Kolmar Holdings Co. Ltd.	91,561	2,912
*,^	Insun ENT Co. Ltd.	451,052	2,911
	Seah Besteel Corp.	150,513	2,893
	Daeduck Electronics Co.	365,585	2,784
*	Binex Co. Ltd.	319,358	2,749
	Vieworks Co. Ltd.	92,035	2,745
	Lutronic Corp.	253,572	2,741
*,^	NUTRIBIOTECH Co. Ltd.	141,629	2,729
^	Kwang Dong Pharmaceutical Co. Ltd.	403,996	2,713
^	Hyundai Livart Furniture Co. Ltd.	134,689	2,696
^	It's Hanbul Co. Ltd.	59,944	2,680
^	Cuckoo Holdings Co. Ltd.	18,516	2,658
*,^	Jenax Inc.	200,771	2,641
*	Neowiz	163,818	2,568
	Daishin Securities Co. Ltd. Preference Shares	324,161	2,559
*	Hanwha Investment & Securities Co. Ltd.	1,117,465	2,542
	KISWIRE Ltd.	100,720	2,521
	Youlchon Chemical Co. Ltd.	163,991	2,502
	Kwangju Bank Co. Ltd.	252,317	2,485
	Daeduck GDS Co. Ltd.	204,880	2,463
*,^	Cellumed Co. Ltd.	242,710	2,459

	NS Shopping Co. Ltd.	218,954	2,458
^	NEPES Corp.	231,891	2,453
^	SeAH Steel Corp.	39,420	2,430
*,^	Wonik Holdings Co. Ltd.	480,918	2,418
	Muhak Co. Ltd.	177,522	2,406
	Green Cross Cell Corp.	77,973	2,406
*,^	Interflex Co. Ltd.	144,499	2,372
*,^	Duk San Neolux Co. Ltd.	153,666	2,352
	Hankook Shell Oil Co. Ltd.	7,400	2,326
	i-SENS Inc.	111,190	2,325
*,^	Seobu T&D	304,177	2,320
^	Sungwoo Hitech Co. Ltd.	560,170	2,284
*	APS Holdings Corp.	454,737	2,272
	CJ CheilJedang Corp. Preference Shares	19,515	2,271
	Cell Biotech Co. Ltd.	74,107	2,226
	Sung Kwang Bend Co. Ltd.	234,870	2,196
^	E1 Corp.	37,385	2,187
	Daekyo Co. Ltd.	326,587	2,167
*	Ssangyong Motor Co.	515,545	2,161
^	Chongkundang Holdings Corp.	36,515	2,121
^	Korea Asset In Trust Co. Ltd.	426,121	2,103
*,^	COSON Co. Ltd.	204,460	2,088
*,^	CUROCOM Co. Ltd.	1,107,281	2,079
*	Leaders Cosmetics Co. Ltd.	167,730	2,070
*	Hansol Technics Co. Ltd.	226,471	2,057
	KC Tech Co. Ltd.	130,664	2,053
*,^	G-SMATT GLOBAL Co. Ltd.	199,258	2,035
*,^	Hanjin Heavy Industries & Construction Co. Ltd.	800,368	2,005
*	KTB Investment & Securities Co. Ltd.	613,974	2,004
*	Eugene Investment & Securities Co. Ltd.	768,429	2,000
	KT Skylife Co. Ltd.	170,178	1,994
	Humedix Co. Ltd.	71,034	1,984
	Kyobo Securities Co. Ltd.	234,474	1,950
*	GNCO Co. Ltd.	982,426	1,927
*,^	Inscobee Inc.	286,870	1,915
	Sam Young Electronics Co. Ltd.	146,499	1,894
	Hansol Holdings Co. Ltd.	435,296	1,851
*,^	Agabang&Company	434,529	1,815
	TK Corp.	178,504	1,803
	Sindoh Co. Ltd.	39,122	1,772
*,^	KH Vatec Co. Ltd.	185,490	1,762
*,^	Samsung Pharmaceutical Co. Ltd.	630,804	1,709
	KISCO Corp.	296,620	1,698
	Dae Han Flour Mills Co. Ltd.	10,554	1,681
	Coreana Cosmetics Co. Ltd.	328,397	1,680
^	Byucksan Corp.	573,698	1,674
*,^	Taewoong Co. Ltd.	117,964	1,668
^	iMarketKorea Inc.	257,760	1,622
*	Lumens Co. Ltd.	484,075	1,600
^	KC Co. Ltd.	104,277	1,567
*	SFA Semicon Co. Ltd.	877,116	1,531
^	CJ Freshway Corp.	54,762	1,518
^	Interpark Holdings Corp.	585,913	1,423
^	ICD Co. Ltd.	156,164	1,420
*	KONA I Co. Ltd.	122,760	1,400
*,^	Aekyung Industrial Co. Ltd.	22,823	1,362
	Cosmax BTI Inc	51,442	1,349

	Maeil Holdings Co. Ltd.	103,613	1,349
^	INTOPS Co. Ltd.	165,533	1,345
	GOLFZON Co. Ltd.	37,481	1,311
*,^	HLB Life Science CO Ltd.	88,699	1,310
*	S&T Dynamics Co. Ltd.	220,674	1,265
	Woongjin Thinkbig Co. Ltd.	233,971	1,235
	SBS Media Holdings Co. Ltd.	575,528	1,174
	Humax Co. Ltd.	169,909	1,161
*,^	CrucialTec Co. Ltd.	499,868	1,106
*,^	Duksan Hi-Metal Co. Ltd.	171,965	1,042
*	Eusu Holdings Co. Ltd.	198,139	1,009
^	LVMC Holdings	273,773	954
	DY Corp.	195,100	916
	Seoyon E-Hwa Co. Ltd.	145,014	854
	DB Financial Investment Co. Ltd.	218,187	765
*	HSD Engine Co. Ltd.	147,954	513
	Samsung Electronics Co. Ltd. GDR	100	103
^	AtlasBX Co. Ltd.	2,083	87
*	Chabiotech Co. Ltd.	5,179	65
	Seoyon Co. Ltd.	3,950	17
*,§	Tera Resource Co. Ltd.	209,223	9
	Jeil Pharma Holdings Inc.	4	—
	CROWNHAITAI Holdings Co. Ltd.	5	—
*,§	CNK International Co. Ltd.	259,916	—
*,§	Hanil Cement Co. Ltd.	28,641	—
			12,026,623
Spain (2.0%)
^	Banco Santander SA	226,517,279	1,272,610
	Banco Bilbao Vizcaya Argentaria SA	94,661,562	693,463
*	Iberdrola SA	87,671,336	681,641
	Telefonica SA	64,278,956	577,584
	Amadeus IT Group SA	5,865,550	500,370
	Industria de Diseno Textil SA	14,940,503	489,613
*	Repsol SA	17,191,478	340,995
	CaixaBank SA	51,074,705	234,990
2	Aena SME SA	904,845	164,298
*	ACS Actividades de Construccion y Servicios SA	3,560,124	156,030
	Grifols SA	5,253,026	152,545
*	Ferrovial SA	6,887,917	142,174
	Banco de Sabadell SA	79,877,421	132,978
	Red Electrica Corp. SA	6,115,356	129,617
^	Naturgy Energy Group SA	4,325,945	117,186
	Endesa SA	4,455,988	103,044
	Bankinter SA	9,798,468	94,509
	Enagas SA	3,201,706	89,509
	Merlin Properties Socimi SA	4,786,290	70,702
	Bankia SA	17,254,093	67,828
	Grifols SA Preference Shares	2,973,982	62,284
2	Cellnex Telecom SA	2,166,944	57,585
	Inmobiliaria Colonial Socimi SA	4,362,587	46,956
	Mapfre SA	14,582,904	45,767
*,^	Siemens Gamesa Renewable Energy SA	3,243,888	45,758
	Viscofan SA	586,595	40,461
	Bolsas y Mercados Espanoles SHMSF SA	1,125,850	36,224
	Acerinox SA	2,472,435	35,736
	Applus Services SA	2,067,336	29,932
^	Acciona SA	331,059	28,428

	Grupo Catalana Occidente SA	608,801	25,994
	Zardoya Otis SA	2,619,877	25,039
	Prosegur Cia de Seguridad SA	3,752,344	24,962
	Ebro Foods SA	1,150,048	24,891
	CIE Automotive SA	764,198	23,490
	NH Hotel Group SA	2,941,649	21,606
*	Indra Sistemas SA	1,755,750	21,301
	Melia Hotels International SA	1,595,969	20,988
*,2	Neinor Homes SA	1,095,608	20,726
*	Masmovil Ibercom SA	180,642	20,430
	Mediaset Espana Comunicacion SA	2,587,072	20,353
2	Unicaja Banco SA	11,227,092	18,950
	Cia de Distribucion Integral Logista Holdings SA	731,703	17,334
2	Gestamp Automocion SA	2,243,586	16,909
	Ence Energia y Celulosa SA	1,765,538	16,654
	Corp Financiera Alba SA	288,117	16,564
	Faes Farma SA	3,641,441	15,891
*,^	Sacyr SA	4,892,953	15,589
^	Tecnicas Reunidas SA	452,908	15,290
^	Distribuidora Internacional de Alimentacion SA	6,608,057	14,768
2	Prosegur Cash SA	5,373,964	14,453
	Papeles y Cartones de Europa SA	720,436	14,058
2	Euskaltel SA	1,424,478	13,260
*	Fomento de Construcciones y Contratas SA	956,704	12,434
*,^	Almirall SA	850,559	12,171
	Construcciones y Auxiliar de Ferrocarriles SA	267,084	11,830
*	Liberbank SA	18,713,024	10,998
	Fluidra SA	706,285	9,920
^	Atresmedia Corp. de Medios de Comunicacion SA	1,225,487	9,597
*,2	Metrovacesa SA	546,274	8,770
*,2	Aedas Homes SAU	244,526	8,652
^	Obrascon Huarte Lain SA	2,029,819	7,146
*	Codere SA	697,601	6,910
*,^	Pharma Mar SA	2,148,242	3,893
	Telefonica SA ADR	161,051	1,456
*,§,^ Let's GOWEX SA		155,449	—
			7,184,094
Sweden (2.0%)
	Nordea Bank AB	45,149,493	479,843
	Volvo AB Class B	21,195,079	371,953
	Swedbank AB Class A	14,212,466	336,087
	Telefonaktiebolaget LM Ericsson Class B	42,456,175	333,292
	Investor AB Class B	6,427,563	279,984
	Sandvik AB	15,246,438	278,792
	Assa Abloy AB Class B	13,030,648	257,231
	Svenska Handelsbanken AB Class A	20,541,981	253,745
*	Atlas Copco AB Class A	8,652,774	247,784
	Skandinaviska Enskilda Banken AB Class A	20,518,596	219,346
	Hexagon AB Class B	3,545,855	216,118
	Essity AB Class B	8,631,433	215,911
^	Hennes & Mauritz AB Class B	12,477,251	194,266
	Telia Co. AB	38,591,039	185,630
*	Atlas Copco AB Class B	5,652,306	148,132
	Swedish Match AB	2,495,521	136,423
	Alfa Laval AB	4,454,119	122,442
*	Boliden AB	3,885,593	115,666
	Kinnevik AB	3,298,702	113,851

SKF AB	5,388,191	110,622
* Epiroc AB Class A	9,050,111	108,359
Skanska AB Class B	5,049,227	94,978
Svenska Cellulosa AB SCA Class B	8,422,750	87,150
Lundin Petroleum AB	2,481,898	81,832
Securitas AB Class B	4,438,946	79,865
Electrolux AB Class B	3,385,672	79,415
Trelleborg AB Class B	3,470,248	72,259
Elekta AB Class B	5,107,064	71,704
Castellum AB	3,854,989	69,537
Tele2 AB	4,942,004	66,314
* Swedish Orphan Biovitrum AB	2,282,112	61,738
Industrivarden AB Class A	2,741,976	59,997
* Epiroc AB Class B	5,215,558	55,270
Industrivarden AB	2,600,158	54,766
* Fabege AB	3,743,933	53,027
Saab AB Class B	1,057,221	48,749
Nibe Industrier AB Class B	4,289,552	48,210
Husqvarna AB	5,763,292	45,533
Com Hem Holding AB	2,527,753	45,162
2 Dometic Group AB	4,215,175	40,894
* Fastighets AB Balder Class B	1,382,655	40,191
* AAK AB	2,400,852	38,948
Hexpol AB	3,520,684	37,871
^ ICA Gruppen AB	1,121,028	37,167
L E Lundbergforetagen AB Class B	1,085,711	35,477
Indutrade AB	1,325,598	34,839
2 Thule Group AB	1,477,255	34,522
Getinge AB	3,172,796	34,109
^ SSAB AB Class B	8,166,232	32,411
* Holmen AB	1,447,478	32,220
Loomis AB Class B	1,022,918	32,100
Axfood AB	1,492,424	30,215
^ BillerudKorsnas AB	2,512,888	29,938
Lifco AB Class B	639,484	28,662
^ Intrum AB	1,054,573	28,373
2 Evolution Gaming Group AB	351,847	28,331
2 Ahlsell AB	4,760,057	27,899
Modern Times Group MTG AB Class B	756,403	27,779
Wallenstam AB	2,531,626	26,024
^ Sweco AB Class B	944,868	25,407
Hemfosa Fastigheter AB	1,802,237	24,752
Hufvudstaden AB Class A	1,562,214	24,172
AF AB	949,325	23,630
Peab AB	2,847,087	22,944
* Wihlborgs Fastigheter AB	1,888,917	22,468
2 Bravida Holding AB	2,808,033	22,380
Nolato AB Class B	242,197	21,686
Kungsleden AB	2,628,759	21,203
^ NCC AB Class B	1,270,535	20,509
Pandox AB Class B	1,049,959	19,735
Investment AB Latour Class B	1,710,791	19,025
JM AB	995,305	18,326
^ SSAB AB Class A	3,630,448	17,909
^ Avanza Bank Holding AB	343,121	15,803
* Betsson AB	1,732,408	15,463
Bonava AB Class B	1,132,785	14,835

2	Attendo AB	1,470,294	13,300
	Nobia AB	1,603,851	12,055
2	Resurs Holding AB	1,538,368	11,941
	Oriflame Holding AG	344,899	11,471
*	Vitrolife AB	865,255	11,259
*	NetEnt AB	2,625,315	11,224
	Arjo AB	3,256,710	11,041
	Atrium Ljungberg AB	632,958	10,988
^	Klovern AB	8,306,899	10,936
2	Scandic Hotels Group AB	1,006,394	10,502
	Ratos AB	2,818,675	10,494
^	Mycronic AB	967,935	9,863
	Cloetta AB Class B	3,087,990	9,815
	Concentric AB	560,470	9,680
	Bilia AB	1,098,404	9,381
*	Investment AB Oresund	564,912	9,361
	Svenska Handelsbanken AB Class B	702,258	8,844
	Bure Equity AB	704,747	8,333
	Hemfosa Fastigheter AB Preference Shares	355,566	7,682
	Klovern AB Preference Shares	187,902	7,277
^	Mekonomen AB	384,641	6,886
	SkiStar AB	274,158	6,409
	Lindab International AB	912,998	6,220
*,^	SAS AB	2,983,378	5,851
^	Clas Ohlson AB	572,647	5,033
*,^	Collector AB	594,664	4,905
^,2	Munters Group AB	1,079,932	4,892
	Haldex AB	422,148	4,467
	Sagax AB	857,648	3,307
*,^	Fingerprint Cards AB Class B	3,448,180	3,105
*	Radisson Hospitality AB	742,419	3,031
	Telefonaktiebolaget LM Ericsson Class A	330,560	2,609
	NCC AB Class A	159,080	2,575
	Skandinaviska Enskilda Banken AB	192,951	2,127
	SAS AB Preference Shares	24,205	1,531
	Sagax AB Preference Shares	328,151	1,349
	Bonava AB Class A	62,514	820
*	D Carnegie & Co. AB Class B	29,253	546
			7,180,310
Switzerland (5.1%)
	Nestle SA	43,546,126	3,548,720
	Novartis AG	30,978,230	2,599,747
	Roche Holding AG	9,841,728	2,417,586
	UBS Group AG	49,991,778	821,687
	Zurich Insurance Group AG	2,135,686	654,909
	Cie Financiere Richemont SA	7,258,125	635,658
	ABB Ltd.	25,340,930	581,715
	Credit Suisse Group AG	36,112,010	580,772
	Swiss Re AG	4,468,640	409,700
	Lonza Group AG	1,052,297	323,915
	Givaudan SA	130,835	306,246
	LafargeHolcim Ltd.	5,330,959	271,848
*	Sika AG	1,794,553	254,806
	Geberit AG	516,603	230,030
	SGS SA	72,844	189,880
	Swatch Group AG (Bearer)	415,704	186,065
	Partners Group Holding AG	233,985	177,563

Swiss Life Holding AG	485,867	174,222
Swisscom AG	361,254	169,607
Julius Baer Group Ltd.	3,074,891	168,688
Schindler Holding AG	593,259	138,154
Adecco Group AG	2,244,887	138,009
Temenos AG	829,276	133,473
Sonova Holding AG	722,657	133,230
Vifor Pharma AG	629,474	119,067
Chocoladefabriken Lindt & Spruengli AG (XSWX)	1,462	117,110
Kuehne & Nagel International AG	715,096	114,129
Straumann Holding AG	142,823	110,906
Baloise Holding AG	693,742	108,182
Roche Holding AG (Bearer)	416,065	103,089
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	14,816	102,143
Swiss Prime Site AG	1,035,204	94,869
Logitech International SA	2,047,182	90,034
ams AG	1,096,751	78,905
Georg Fischer AG	58,667	75,695
LafargeHolcim Ltd.	1,401,544	71,484
Clariant AG	2,873,616	68,712
EMS-Chemie Holding AG	101,816	65,302
Dufry AG	445,695	58,974
Helvetia Holding AG	98,522	58,229
Flughafen Zurich AG	273,715	57,274
PSP Swiss Property AG	604,442	56,903
Schindler Holding AG (Registered)	248,135	56,133
^ BB Biotech AG	792,248	54,330
Swatch Group AG (Registered)	642,352	52,863
2 VAT Group AG	365,221	47,949
Pargesa Holding SA	564,864	47,181
Barry Callebaut AG	27,259	46,440
OC Oerlikon Corp. AG	2,825,651	43,903
2 Sunrise Communications Group AG	482,035	42,485
Tecan Group AG	165,984	42,112
2 Galenica AG	700,782	40,030
Cembra Money Bank AG	428,394	39,290
Allreal Holding AG	200,085	31,130
* Idorsia Ltd.	1,252,886	31,097
Bucher Industries AG	93,936	30,436
Banque Cantonale Vaudoise	40,148	30,016
Belimo Holding AG	6,895	29,006
SFS Group AG	239,480	28,343
DKSH Holding AG	385,869	28,209
dormakaba Holding AG	43,970	28,174
Vontobel Holding AG	395,731	27,436
^ Panalpina Welttransport Holding AG	187,956	26,834
Forbo Holding AG	16,106	25,465
Siegfried Holding AG	57,817	24,941
Valiant Holding AG	218,744	23,350
^ Landis&Gyr Group AG	360,960	23,035
GAM Holding AG	2,242,479	22,673
Emmi AG	27,115	22,240
Sulzer AG	178,734	21,923
Mobimo Holding AG	82,958	20,585
Conzzeta AG	18,125	19,798
Daetwyler Holding AG	102,461	18,939
u-blox Holding AG	94,531	17,544

*,^	Aryzta AG (XVTX)	1,141,704	16,110
	Implenia AG	203,556	16,092
^	Burckhardt Compression Holding AG	44,163	16,059
	St. Galler Kantonalbank AG	30,119	15,484
	BKW AG	218,209	14,729
	Schweiter Technologies AG	13,293	14,574
	Komax Holding AG	51,584	14,445
	Interroll Holding AG	7,868	14,061
	Valora Holding AG	45,235	13,907
*,^	COSMO Pharmaceuticals NV	100,795	13,041
	Inficon Holding AG	27,535	12,884
	Huber & Suhner AG	198,616	12,020
	VZ Holding AG	36,069	11,494
^	Comet Holding AG	105,597	10,437
	Bachem Holding AG	73,388	10,384
	Bobst Group SA	111,277	10,305
*,^	Basilea Pharmaceutica AG	154,701	10,239
	Autoneum Holding AG	43,055	9,842
*,^	Arbonia AG	576,058	9,764
	Ascom Holding AG	479,360	8,712
	LEM Holding SA	6,368	8,684
	Intershop Holding AG	15,846	8,082
	EFG International AG	1,072,401	7,989
	Bossard Holding AG	39,100	7,843
	Swissquote Group Holding SA	118,799	7,807
*,^	Leonteq AG	134,078	7,451
^	Rieter Holding AG	43,839	6,681
^	Ypsomed Holding AG	44,714	6,601
	Zehnder Group AG	145,859	6,346
*,^	Meyer Burger Technology AG	8,724,700	6,147
	Bell Food Group AG	18,788	5,495
	Vetropack Holding AG	2,648	5,419
	ALSO Holding AG	46,341	5,065
*	Schmolz & Bickenbach AG	5,904,025	4,854
	APG SGA SA	13,554	4,818
^	Kudelski SA	470,460	4,544
*,^	Alpiq Holding AG	44,269	3,893
*	Aryzta AG (XDUB)	77,228	1,081
*,^	Leonteq AG Rights Expire 08/02/2018	134,078	344
			18,204,854
Taiwan (3.1%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	334,551,263	2,674,976
	Hon Hai Precision Industry Co. Ltd.	211,877,371	581,175
	Formosa Plastics Corp.	69,257,793	255,035
	Largan Precision Co. Ltd.	1,456,243	245,211
	Nan Ya Plastics Corp.	80,245,460	222,977
	Cathay Financial Holding Co. Ltd.	112,259,358	193,602
	Formosa Chemicals & Fibre Corp.	48,620,033	191,813
	Uni-President Enterprises Corp.	68,206,848	180,420
	CTBC Financial Holding Co. Ltd.	259,058,138	175,769
	Fubon Financial Holding Co. Ltd.	105,396,567	174,858
	MediaTek Inc.	20,898,937	173,809
	Chunghwa Telecom Co. Ltd.	46,244,399	160,261
	China Steel Corp.	178,516,490	145,933
	Yageo Corp.	5,507,428	140,973
	Mega Financial Holding Co. Ltd.	156,737,760	139,622
	Catcher Technology Co. Ltd.	10,461,731	128,863

* ASE Technology Holding Co. Ltd.	45,908,997	117,683
Delta Electronics Inc.	30,796,259	107,370
E.Sun Financial Holding Co. Ltd.	149,000,356	103,986
First Financial Holding Co. Ltd.	140,058,182	96,342
President Chain Store Corp.	8,018,994	88,343
Asustek Computer Inc.	10,135,966	87,376
United Microelectronics Corp.	143,353,175	82,096
Taiwan Mobile Co. Ltd.	23,050,492	79,479
Taiwan Cooperative Financial Holding Co. Ltd.	129,728,279	79,331
Walsin Technology Corp.	6,885,163	78,412
Formosa Petrochemical Corp.	19,407,230	76,490
Yuanta Financial Holding Co. Ltd.	163,760,586	75,541
China Development Financial Holding Corp.	200,439,856	73,424
Hua Nan Financial Holdings Co. Ltd.	119,728,176	71,806
Taiwan Cement Corp.	55,555,658	71,490
Taishin Financial Holding Co. Ltd.	139,291,782	68,343
Quanta Computer Inc.	38,415,697	66,498
Pegatron Corp.	28,895,639	64,373
Far Eastern New Century Corp.	56,233,729	60,049
SinoPac Financial Holdings Co. Ltd.	147,357,214	55,426
Far EasTone Telecommunications Co. Ltd.	23,301,962	55,304
Chailease Holding Co. Ltd.	16,822,937	55,056
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,305,825	53,813
Chang Hwa Commercial Bank Ltd.	87,163,996	51,586
Globalwafers Co. Ltd.	2,988,000	50,582
Innolux Corp.	124,453,024	46,872
Asia Cement Corp.	33,303,567	44,483
Pou Chen Corp.	39,454,338	43,401
* Shin Kong Financial Holding Co. Ltd.	112,468,186	42,725
Cheng Shin Rubber Industry Co. Ltd.	27,035,846	41,814
Lite-On Technology Corp.	31,205,444	41,011
Foxconn Technology Co. Ltd.	16,491,959	40,988
Novatek Microelectronics Corp.	8,226,275	39,836
AU Optronics Corp.	92,036,640	39,833
Compal Electronics Inc.	61,923,689	38,532
China Life Insurance Co. Ltd.	36,329,138	38,483
* Tatung Co. Ltd.	29,717,738	37,982
Inventec Corp.	45,552,315	36,451
Advantech Co. Ltd.	5,342,079	35,422
* Macronix International	24,712,324	34,460
Vanguard International Semiconductor Corp.	13,196,000	33,744
Acer Inc.	40,823,682	33,457
WPG Holdings Ltd.	23,861,553	33,144
Micro-Star International Co. Ltd.	9,635,000	33,139
Eclat Textile Co. Ltd.	2,856,201	32,909
Hiwin Technologies Corp.	3,321,928	32,610
Chroma ATE Inc.	5,426,800	30,624
Wistron Corp.	39,307,606	30,413
Walsin Lihwa Corp.	43,746,000	29,808
Powertech Technology Inc.	10,342,955	29,308
Nanya Technology Corp.	11,168,773	28,735
Chunghwa Telecom Co. Ltd. ADR	824,987	28,437
Feng TAY Enterprise Co. Ltd.	4,844,615	27,920
Win Semiconductors Corp.	5,709,167	27,650
Winbond Electronics Corp.	42,248,474	27,603
Synnex Technology International Corp.	19,270,286	27,541
Realtek Semiconductor Corp.	6,823,215	27,494

Sino-American Silicon Products Inc.	7,612,428	26,216
Accton Technology Corp.	7,742,800	25,864
Taiwan High Speed Rail Corp.	28,871,648	23,460
* Airtac International Group	2,058,996	22,422
* TaiMed Biologics Inc.	2,637,000	22,071
Taiwan Business Bank	64,448,585	21,272
Ruentex Development Co. Ltd.	18,519,971	20,587
Highwealth Construction Corp.	13,262,860	20,514
* TCI Co. Ltd.	1,068,717	20,301
Ruentex Industries Ltd.	10,425,863	19,995
Tripod Technology Corp.	7,216,023	19,947
Phison Electronics Corp.	2,386,510	19,834
Teco Electric and Machinery Co. Ltd.	26,426,000	19,318
Chicony Electronics Co. Ltd.	8,521,356	19,316
General Interface Solution Holding Ltd.	2,824,829	19,201
Silergy Corp.	826,000	18,999
* HTC Corp.	10,652,792	18,798
Chipbond Technology Corp.	8,538,000	18,407
* China Petrochemical Development Corp.	38,224,647	17,648
Hotai Motor Co. Ltd.	1,999,000	17,406
Merida Industry Co. Ltd.	3,606,440	17,392
Giant Manufacturing Co. Ltd.	3,996,319	17,139
Epistar Corp.	13,682,760	16,975
Nien Made Enterprise Co. Ltd.	1,926,919	16,697
LCY Chemical Corp.	9,734,920	16,402
Genius Electronic Optical Co. Ltd.	1,029,979	16,305
E Ink Holdings Inc.	12,550,000	16,172
FLEXium Interconnect Inc.	4,551,802	16,086
Taiwan Fertilizer Co. Ltd.	11,316,166	15,908
Zhen Ding Technology Holding Ltd.	6,654,355	15,692
* TA Chen Stainless Pipe	12,103,275	15,217
Compeq Manufacturing Co. Ltd.	15,223,000	15,161
^ AU Optronics Corp. ADR	3,426,890	15,147
United Microelectronics Corp. ADR	5,358,526	15,004
St. Shine Optical Co. Ltd.	665,000	14,668
Eva Airways Corp.	29,614,273	14,630
* Qisda Corp.	19,564,880	14,610
Simplo Technology Co. Ltd.	2,491,865	14,484
Parade Technologies Ltd.	949,805	14,475
King's Town Bank Co. Ltd.	13,709,000	14,438
CTCI Corp.	9,448,000	14,159
* Merry Electronics Co. Ltd.	2,634,976	14,053
King Yuan Electronics Co. Ltd.	16,120,000	13,931
Gigabyte Technology Co. Ltd.	6,912,000	13,915
Formosa Taffeta Co. Ltd.	13,042,000	13,819
* Wafer Works Corp.	6,657,500	13,756
* PharmaEssentia Corp.	2,400,118	13,597
Radiant Opto-Electronics Corp.	6,362,948	13,456
* Evergreen Marine Corp. Taiwan Ltd.	29,087,605	13,190
Global Unichip Corp.	1,209,165	13,147
Holy Stone Enterprise Co. Ltd.	1,837,150	12,938
Hota Industrial Manufacturing Co. Ltd.	3,025,517	12,907
Standard Foods Corp.	6,477,505	12,538
Waterland Financial Holdings Co. Ltd.	33,937,907	12,480
* China Airlines Ltd.	38,237,646	12,379
ASPEED Technology Inc.	462,816	12,275
King Slide Works Co. Ltd.	888,000	12,264

Taiwan Union Technology Corp.	3,173,451	12,218
Taiwan Glass Industry Corp.	22,436,547	12,182
Lien Hwa Industrial Corp.	9,335,907	12,056
Grand Pacific Petrochemical	12,684,000	11,875
Grape King Bio Ltd.	1,538,000	11,825
Eternal Materials Co. Ltd.	13,076,905	11,715
Makalot Industrial Co. Ltd.	2,620,223	11,654
Chilisin Electronics Corp.	2,795,204	11,637
China Synthetic Rubber Corp.	7,403,042	11,636
Oriental Union Chemical Corp.	10,706,700	11,602
Elite Material Co. Ltd.	3,973,965	11,438
* Ritek Corp.	23,372,976	11,247
Taiwan Secom Co. Ltd.	3,838,920	11,126
Voltronic Power Technology Corp.	630,781	10,959
China Steel Chemical Corp.	2,267,000	10,796
eMemory Technology Inc.	997,000	10,739
Poya International Co. Ltd.	996,299	10,677
Taichung Commercial Bank Co. Ltd.	31,948,549	10,594
Transcend Information Inc.	4,073,007	10,318
Cub Elecparts Inc.	1,009,483	10,292
HannStar Display Corp.	35,112,060	10,281
Career Technology MFG. Co. Ltd.	5,679,819	10,168
ITEQ Corp.	4,294,140	10,144
Hung Sheng Construction Ltd.	7,635,000	10,088
Great Wall Enterprise Co. Ltd.	7,694,920	10,004
Bizlink Holding Inc.	1,560,029	9,990
Tong Yang Industry Co. Ltd.	6,748,126	9,931
WT Microelectronics Co. Ltd.	6,715,924	9,918
Unimicron Technology Corp.	18,411,750	9,798
Long Chen Paper Co. Ltd.	11,012,928	9,690
Elan Microelectronics Corp.	6,094,000	9,645
Capital Securities Corp.	26,148,175	9,620
TSRC Corp.	9,155,626	9,579
Gourmet Master Co. Ltd.	1,046,030	9,432
TPK Holding Co. Ltd.	4,755,513	9,431
* Mitac Holdings Corp.	8,482,386	9,404
Kenda Rubber Industrial Co. Ltd.	8,879,991	9,391
* Center Laboratories Inc.	3,023,290	9,258
Yulon Motor Co. Ltd.	13,359,015	9,241
TTY Biopharm Co. Ltd.	3,031,780	9,163
Feng Hsin Steel Co. Ltd.	5,153,000	9,129
Coretronic Corp.	5,815,000	9,081
Wistron NeWeb Corp.	3,640,714	9,072
* OBI Pharma Inc.	1,714,000	8,783
LandMark Optoelectronics Corp.	983,800	8,779
Clevo Co.	7,635,796	8,737
Asia Optical Co. Inc.	2,967,000	8,689
Chong Hong Construction Co. Ltd.	2,858,416	8,679
Far Eastern Department Stores Ltd.	14,948,977	8,675
Far Eastern International Bank	25,523,376	8,633
Taiwan Semiconductor Co. Ltd.	3,124,000	8,593
Sinbon Electronics Co. Ltd.	2,940,645	8,540
Shinkong Synthetic Fibers Corp.	19,315,451	8,367
Primax Electronics Ltd.	4,417,000	8,321
* Asia Pacific Telecom Co. Ltd.	31,312,848	8,143
Ardentec Corp.	6,370,909	7,960
* ASMedia Technology Inc.	475,288	7,933

* Pan Jit International Inc.	5,108,000	7,871
Ennoconn Corp.	631,223	7,828
Sercomm Corp.	3,512,000	7,795
Visual Photonics Epitaxy Co. Ltd.	2,592,812	7,574
Tung Ho Steel Enterprise Corp.	9,998,842	7,486
* ChipMOS Techinologies Inc.	10,067,626	7,384
* Everlight Electronics Co. Ltd.	5,518,497	7,273
Nan Kang Rubber Tire Co. Ltd.	8,745,209	7,253
Cheng Loong Corp.	12,771,600	7,209
China Motor Corp.	8,327,000	7,199
* Mercuries Life Insurance Co. Ltd.	12,877,491	7,198
UPC Technology Corp.	11,755,379	7,181
* Yungtay Engineering Co. Ltd.	4,497,000	7,180
Pharmally International Holding Co. Ltd.	564,596	7,093
Taiwan Paiho Ltd.	3,376,300	7,002
* Getac Technology Corp.	4,581,000	6,997
Sunny Friend Environmental Technology Co. Ltd.	891,000	6,972
Greatek Electronics Inc.	3,992,000	6,943
Chlitina Holding Ltd.	753,300	6,857
Huaku Development Co. Ltd.	3,202,087	6,843
YFY Inc.	17,229,515	6,828
Tong Hsing Electronic Industries Ltd.	2,040,354	6,773
Kinsus Interconnect Technology Corp.	3,716,000	6,693
Foxsemicon Integrated Technology Inc.	1,132,162	6,650
Cleanaway Co. Ltd.	1,089,000	6,599
Chunghwa Precision Test Tech Co. Ltd.	252,000	6,436
Yulon Finance Corp.	1,745,000	6,399
Taiwan Hon Chuan Enterprise Co. Ltd.	3,652,496	6,377
Sigurd Microelectronics Corp.	5,231,000	6,296
Tainan Spinning Co. Ltd.	14,371,404	6,278
U-Ming Marine Transport Corp.	5,968,000	6,172
Lotes Co. Ltd.	891,000	6,129
Faraday Technology Corp.	3,108,666	6,121
Sanyang Motor Co. Ltd.	8,892,540	6,118
* CMC Magnetics Corp.	23,311,364	6,084
Charoen Pokphand Enterprise	3,195,200	6,079
Taiwan Styrene Monomer	8,370,342	6,070
Darwin Precisions Corp.	6,403,000	6,040
* Supreme Electronics Co. Ltd.	5,321,028	6,018
Advanced Ceramic X Corp.	683,000	6,001
Cheng Uei Precision Industry Co. Ltd.	5,521,485	5,988
Concraft Holding Co. Ltd.	655,663	5,957
Chin-Poon Industrial Co. Ltd.	4,756,000	5,922
SDI Corp.	2,213,274	5,910
Topco Scientific Co. Ltd.	2,099,589	5,766
* Ginko International Co. Ltd.	704,800	5,608
Xxentria Technology Materials Corp.	1,915,224	5,584
* China Man-Made Fiber Corp.	16,086,150	5,552
Elite Advanced Laser Corp.	1,803,709	5,518
China General Plastics Corp.	5,798,667	5,508
Shin Zu Shing Co. Ltd.	1,869,000	5,467
Lung Yen Life Service Corp.	2,892,000	5,467
China Bills Finance Corp.	12,110,000	5,417
Yieh Phui Enterprise Co. Ltd.	15,484,129	5,394
USI Corp.	11,913,953	5,394
* PChome Online Inc.	1,205,982	5,388
Kinpo Electronics	16,130,000	5,353

Pixart Imaging Inc.	1,497,711	5,350
* Unitech Printed Circuit Board Corp.	7,627,248	5,293
* PharmaEngine Inc.	1,163,179	5,280
Test Research Inc.	2,815,503	5,272
A-DATA Technology Co. Ltd.	2,974,088	5,257
Darfon Electronics Corp.	2,900,000	5,219
BES Engineering Corp.	19,122,000	5,104
Wan Hai Lines Ltd.	9,383,325	5,097
Holtek Semiconductor Inc.	2,127,000	5,075
* Goldsun Building Materials Co. Ltd.	15,610,830	5,055
Prince Housing & Development Corp.	13,981,559	5,027
OptoTech Corp.	5,766,608	4,996
* Wisdom Marine Lines Co. Ltd.	5,022,102	4,991
Firich Enterprises Co. Ltd.	2,664,486	4,959
United Integrated Services Co. Ltd.	2,528,000	4,826
Elite Semiconductor Memory Technology Inc.	3,739,000	4,687
President Securities Corp.	10,160,798	4,668
Masterlink Securities Corp.	13,593,027	4,641
Hu Lane Associate Inc.	1,054,000	4,623
* Radium Life Tech Co. Ltd.	10,411,865	4,598
D-Link Corp.	9,984,204	4,534
TXC Corp.	3,590,979	4,524
Hsin Kuang Steel Co. Ltd.	3,597,000	4,498
International Games System Co. Ltd.	797,000	4,497
* Depo Auto Parts Ind Co. Ltd.	1,749,000	4,477
Mercuries & Associates Holding Ltd.	5,365,520	4,456
Altek Corp.	3,375,353	4,429
AmTRAN Technology Co. Ltd.	10,332,716	4,427
Sitronix Technology Corp.	1,382,000	4,349
* Yang Ming Marine Transport Corp.	14,373,607	4,318
* ASE Technology Holding Co. Ltd. ADR	854,913	4,240
Casetek Holdings Ltd.	1,807,472	4,209
* Aten International Co. Ltd.	1,447,000	4,202
* XinTec Inc.	2,159,079	4,197
Sporton International Inc.	883,848	4,165
Systex Corp.	2,043,000	4,162
Egis Technology Inc.	932,000	4,126
Lealea Enterprise Co. Ltd.	12,572,197	4,100
Gemtek Technology Corp.	4,617,564	4,067
Farglory Land Development Co. Ltd.	3,971,815	4,057
Cathay Real Estate Development Co. Ltd.	7,261,800	4,024
Taiwan Cogeneration Corp.	4,775,550	4,020
momo.com Inc.	610,000	3,993
* Wei Chuan Foods Corp.	5,061,000	3,955
Namchow Holdings Co. Ltd.	2,110,000	3,916
Lite-On Semiconductor Corp.	2,988,439	3,905
* Neo Solar Power Corp.	11,819,268	3,888
Formosa International Hotels Corp.	831,422	3,885
ScinoPharm Taiwan Ltd.	3,688,060	3,846
Ton Yi Industrial Corp.	9,372,850	3,844
Flytech Technology Co. Ltd.	1,511,919	3,829
Syncmold Enterprise Corp.	1,995,000	3,754
Taiwan TEA Corp.	7,421,000	3,748
Wah Lee Industrial Corp.	2,092,000	3,665
Advanced Wireless Semiconductor Co.	1,899,000	3,634
* Kung Long Batteries Industrial Co. Ltd.	720,487	3,603
Soft-World International Corp.	1,376,620	3,594

Nan Liu Enterprise Co. Ltd.	649,000	3,585
Sinyi Realty Inc.	3,081,356	3,565
YC INOX Co. Ltd.	4,261,100	3,553
Test Rite International Co. Ltd.	4,689,314	3,472
Pan-International Industrial Corp.	5,081,991	3,467
Kindom Construction Corp.	4,723,000	3,455
* Ho Tung Chemical Corp.	12,553,863	3,450
Kinik Co.	1,519,000	3,416
Chaun-Choung Technology Corp.	1,057,000	3,410
Asia Vital Components Co. Ltd.	3,577,148	3,386
Lextar Electronics Corp.	4,974,000	3,359
Jih Sun Financial Holdings Co. Ltd.	10,540,490	3,334
Adlink Technology Inc.	2,050,614	3,315
Rechi Precision Co. Ltd.	3,283,596	3,293
Taiwan Surface Mounting Technology Corp.	3,766,118	3,281
AcBel Polytech Inc.	5,085,000	3,244
Tung Thih Electronic Co. Ltd.	851,000	3,180
* CSBC Corp. Taiwan	2,349,273	3,158
Everlight Chemical Industrial Corp.	5,249,113	3,141
Basso Industry Corp.	1,413,200	3,126
Gloria Material Technology Corp.	5,501,136	3,110
* Microbio Co. Ltd.	4,723,907	3,104
* Orient Semiconductor Electronics Ltd.	9,014,000	3,052
YungShin Global Holding Corp.	2,359,850	3,051
Ta Ya Electric Wire & Cable	6,721,950	3,047
China Metal Products	3,034,243	3,042
Brogent Technologies Inc.	474,770	3,036
* Shining Building Business Co. Ltd.	7,149,993	2,974
Chung-Hsin Electric & Machinery Manufacturing Corp.	4,174,250	2,955
FocalTech Systems Co. Ltd.	3,591,098	2,947
Asia Polymer Corp.	5,268,168	2,937
Rich Development Co. Ltd.	8,799,000	2,935
IEI Integration Corp.	2,448,694	2,921
Tyntek Corp.	4,248,438	2,893
Zeng Hsing Industrial Co. Ltd.	690,000	2,886
Alpha Networks Inc.	4,116,000	2,856
Taiflex Scientific Co. Ltd.	1,980,549	2,854
Run Long Construction Co. Ltd.	1,500,949	2,849
Yulon Nissan Motor Co. Ltd.	332,179	2,835
Long Bon International Co. Ltd.	5,915,000	2,794
* Taigen Biopharmaceuticals Holdings Ltd.	3,675,289	2,638
Evergreen International Storage & Transport Corp.	6,004,000	2,611
* Sampo Corp.	5,771,000	2,584
Sunplus Technology Co. Ltd.	5,294,000	2,565
* Motech Industries Inc.	5,788,409	2,519
Swancor Holding Co. Ltd.	981,000	2,514
Senao International Co. Ltd.	1,537,000	2,508
Taiwan PCB Techvest Co. Ltd.	2,827,153	2,502
* Li Peng Enterprise Co. Ltd.	9,505,615	2,486
Posiflex Technology Inc.	674,545	2,483
TYC Brother Industrial Co. Ltd.	2,505,000	2,473
* Silicon Integrated Systems Corp.	6,212,638	2,473
* Gintech Energy Corp.	5,756,181	2,468
Nan Ya Printed Circuit Board Corp.	2,752,059	2,440
* Cheng Mei Materials Technology Corp.	7,000,000	2,428
* Taiwan Land Development Corp.	8,345,744	2,409
* Lotus Pharmaceutical Co. Ltd.	1,090,000	2,394

CyberTAN Technology Inc.	4,003,000	2,324
Weltrend Semiconductor	2,612,500	2,270
Wowprime Corp.	806,015	2,268
* Ichia Technologies Inc.	4,061,000	2,207
* Jentech Precision Industrial Co. Ltd.	947,354	2,192
Dynapack International Technology Corp.	1,699,000	2,165
Chung Hwa Pulp Corp.	6,321,712	2,152
L&K Engineering Co. Ltd.	2,002,000	2,137
* Etron Technology Inc.	4,859,000	2,110
Global Brands Manufacture Ltd.	4,032,462	2,087
* Federal Corp.	5,031,272	2,009
Iron Force Industrial Co. Ltd.	679,000	1,998
* TWi Pharmaceuticals Inc.	855,000	1,971
Sincere Navigation Corp.	3,742,000	1,970
Yeong Guan Energy Technology Group Co. Ltd.	1,085,000	1,965
Elitegroup Computer Systems Co. Ltd.	3,568,441	1,947
* Huang Hsiang Construction Corp.	2,043,000	1,865
Quanta Storage Inc.	2,107,000	1,812
Formosan Rubber Group Inc.	3,942,754	1,810
ITE Technology Inc.	1,562,625	1,798
Zinwell Corp.	2,193,000	1,794
KEE TAI Properties Co. Ltd.	4,962,740	1,744
* Toung Loong Textile Manufacturing	1,030,000	1,737
Chun Yuan Steel	4,812,653	1,706
China Chemical & Pharmaceutical Co. Ltd.	2,607,000	1,683
* Tong-Tai Machine & Tool Co. Ltd.	2,358,218	1,667
Gigasolar Materials Corp.	345,600	1,661
* Concord Securities Co. Ltd.	6,330,219	1,655
* Unity Opto Technology Co. Ltd.	4,331,409	1,637
Li Cheng Enterprise Co. Ltd.	1,386,670	1,625
Hong Pu Real Estate Development Co. Ltd.	2,311,946	1,624
* Kuo Toong International Co. Ltd.	2,308,643	1,621
* HannsTouch Solution Inc.	5,691,559	1,600
Cyberlink Corp.	638,578	1,584
Advanced International Multitech Co. Ltd.	1,334,000	1,575
Sonix Technology Co. Ltd.	1,621,000	1,541
Lingsen Precision Industries Ltd.	4,121,000	1,536
* Gold Circuit Electronics Ltd.	4,786,000	1,534
Machvision Inc.	99,000	1,523
Global Mixed Mode Technology Inc.	726,000	1,503
Ability Enterprise Co. Ltd.	2,715,249	1,474
Unizyx Holding Corp.	3,418,000	1,460
Universal Cement Corp.	2,228,220	1,453
Bank of Kaohsiung Co. Ltd.	4,628,508	1,429
Taiyen Biotech Co. Ltd.	1,444,979	1,424
* Medigen Biotechnology Corp.	1,443,032	1,349
* ALI Corp.	2,849,000	1,310
Globe Union Industrial Corp.	2,412,625	1,310
China Electric Manufacturing Corp.	3,905,000	1,271
* Gigastorage Corp.	4,059,096	1,261
* Green Energy Technology Inc.	2,937,405	1,236
WUS Printed Circuit Co. Ltd.	2,417,400	1,233
Johnson Health Tech Co. Ltd.	1,105,110	1,201
* Solartech Energy Corp.	3,284,364	1,189
* AGV Products Corp.	4,394,203	1,165
Infortrend Technology Inc.	2,890,000	1,152
* Phihong Technology Co. Ltd.	2,890,000	1,001

	CHC Healthcare Group	966,489	998
	Jess-Link Products Co. Ltd.	1,121,593	989
*	Tatung Co. Ltd. GDR	38,879	987
*	G Tech Optoelectronics Corp.	2,044,777	977
	Nien Hsing Textile Co. Ltd.	1,287,726	977
	MIN AIK Technology Co. Ltd.	1,517,600	956
	Sheng Yu Steel Co. Ltd.	1,178,000	926
	FSP Technology Inc.	1,120,071	846
*	Champion Building Materials Co. Ltd.	3,162,000	788
*	Dynamic Electronics Co. Ltd.	2,634,000	778
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	291,000	766
	GeoVision Inc.	724,066	702
*,§	Pihsiang Machinery Manufacturing Co. Ltd.	1,232,000	696
*	E-Ton Solar Tech Co. Ltd.	4,174,096	632
*	Green Seal Holding Ltd.	617,590	548
	Vivotek Inc.	199,875	498
*,§	XPEC Entertainment Inc.	872,075	376
	Tsann Kuen Enterprise Co. Ltd.	347,000	266
*	King's Town Construction Co. Ltd.	285,771	208
*	Hiwin Technologies Corp. Rights Expire 08/31/2018	109,042	175
	Taiwan Shin Kong Security Co. Ltd.	106,183	128
	LES Enphants Co. Ltd.	289,461	118
*	TWi Pharmaceuticals Inc. Rights Expire 08/06/2018	51,398	60
	San Shing Fastech Corp.	20,406	36
*,§	ProMOS Technologies Inc.	11,745	—
			11,184,549
Thailand (0.8%)
*	PTT PCL	184,132,600	283,722
*	CP ALL PCL (Local)	55,261,287	124,668
	Siam Cement PCL NVDR	8,363,820	112,687
	Kasikornbank PCL	14,631,791	95,527
*	Bangkok Dusit Medical Services PCL (Local)	109,344,199	87,109
*	Airports of Thailand PCL	41,677,010	83,071
	Kasikornbank PCL (Foreign)	10,293,433	69,678
*	Central Pattana PCL	29,244,292	66,643
	Siam Commercial Bank PCL	15,633,400	65,836
*	PTT Global Chemical PCL	24,909,485	61,316
*	Siam Commercial Bank PCL (Local)	14,300,297	60,222
*	Advanced Info Service PCL (Local)	9,811,178	59,572
*	PTT Exploration and Production PCL (Local)	14,029,878	58,251
*	Minor International PCL	48,224,605	55,141
	Siam Cement PCL (Foreign)	3,631,070	48,922
	Intouch Holdings PCL	27,421,800	46,401
*	Charoen Pokphand Foods PCL	54,720,022	44,850
	CP ALL PCL (Foreign)	18,842,154	42,507
	Bangkok Bank PCL (Foreign)	6,704,502	41,978
	Airports of Thailand PCL (Foreign)	19,277,068	38,423
*	Indorama Ventures PCL	21,391,015	38,320
*	Banpu PCL (Local)	59,486,071	37,790
	Advanced Info Service PCL (Foreign)	5,862,828	35,598
*	Krung Thai Bank PCL	57,721,713	33,000
*	PTT PCL (Foreign)	19,048,111	29,350
*	True Corp. PCL (XBKK)	151,206,677	28,410
*	Digital Telecommunications Infrastructure Fund	60,875,781	27,091
*	Electricity Generating PCL	3,799,991	26,380
*	Home Product Center PCL	57,081,803	25,274
*	Energy Absolute PCL	23,425,474	25,207

*	Bangkok Expressway & Metro PCL (Local)	100,295,454	25,193
*	Thai Oil PCL	10,220,017	24,661
	PTT Exploration & Production PCL (Foreign)	5,732,610	23,801
*	IRPC PCL	120,795,372	23,438
*	Kasikornbank PCL	3,398,800	22,189
*	Bumrungrad Hospital PCL	3,820,662	20,855
	Land & Houses PCL NVDR	56,600,192	20,413
	BTS Group Holdings PCL	71,651,600	20,368
	Siam Commercial Bank PCL (Foreign)	4,333,700	18,250
*	Berli Jucker PCL (Local)	10,306,965	17,651
*	Thanachart Capital PCL	11,375,400	17,545
*	Krungthai Card PCL	18,440,000	15,991
*	Bangchak Corp. PCL	14,859,800	15,632
	Bangkok Dusit Medical Services PCL (Foreign)	19,609,600	15,622
*	Kiatnakin Bank PCL (Local)	7,019,500	15,309
*	Gulf Energy Development PCL	7,924,448	15,101
*	Thai Union Group PCL	29,538,045	14,572
*	BTS Rail Mass Transit Growth Infrastructure Fund	39,311,224	14,301
	Ratchaburi Electricity Generating Holding PCL	9,152,000	14,167
*	KCE Electronics PCL	11,340,000	14,054
*	Land & Houses PCL	38,588,344	13,917
*	TMB Bank PCL (XBKK)	200,800,400	13,898
*	Central Plaza Hotel PCL	10,468,000	13,790
*	Delta Electronics Thailand PCL	6,411,790	13,451
*	Robinson PCL	6,586,700	12,542
	Central Pattana PCL	5,476,607	12,480
*	Jasmine Broadband Internet Infrastructure Fund	40,172,800	12,208
*	CH Karnchang PCL	15,060,000	12,016
*	Glow Energy PCL	4,154,136	11,687
*	Muangthai Capital PCL	9,396,100	11,397
*	Bangkok Land PCL	191,886,500	11,019
	Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	19,258,600	10,889
*	Global Power Synergy PCL	5,239,000	10,876
*	Tisco Financial Group PCL	4,434,920	10,409
	PTT Global Chemical PCL	4,225,236	10,401
*	Sino-Thai Engineering & Construction PCL	15,969,242	10,283
	Total Access Communication PCL	8,290,400	10,227
*,2	Star Petroleum Refining PCL	22,174,900	9,732
	Tisco Financial Group PCL	4,130,600	9,694
	Home Product Center PCL (Foreign Shares)	21,866,438	9,682
*	Supalai PCL Public Company	13,514,500	9,674
	Krung Thai Bank PCL	16,911,100	9,668
*	Siam Global House PCL	17,649,122	9,238
*	WHA Corp. PCL	76,717,150	9,052
*	VGI Global Media PCL	41,214,592	8,805
	Thai Oil PCL (Foreign)	3,567,526	8,608
*	Quality Houses PCL (XBKK)	82,031,350	8,581
	Krung Thai Bank PCL (Foreign)	14,913,137	8,526
*	Srisawad Corp. PCL	7,058,944	8,255
	Berli Jucker PCL (Foreign)	4,727,228	8,099
	Glow Energy PCL (Foreign)	2,743,145	7,718
	Indorama Ventures PCL	4,205,648	7,534
*	B Grimm Power PCL	9,847,273	7,410
*	AP Thailand PCL	26,012,400	7,197
*	Esso Thailand PCL	16,614,200	7,138
	TMB Bank PCL (Foreign)	102,220,678	7,075
*	Siam City Cement PCL (Local)	959,549	6,870

* TPI Polene PCL	120,004,800	6,852
* Amata Corp. PCL	11,303,000	6,837
* Hana Microelectronics PCL	6,185,000	6,696
* Origin Property PCL	11,590,461	6,556
Bangkok Life Assurance PCL	6,604,520	6,555
* TOA Paint Thailand PCL	5,574,788	6,548
* TPI Polene Power PCL	33,196,180	6,036
* Banpu Power PCL	8,062,900	5,914
* BTS Group Holdings PCL	20,773,083	5,908
* Major Cineplex Group PCL	7,773,080	5,825
* Thai Airways International PCL	13,254,878	5,584
* Chularat Hospital PCL	80,052,960	5,493
* Bangkok Chain Hospital PCL (Local)	11,154,200	5,468
* Sansiri PCL (Local)	108,313,000	5,381
Bumrungrad Hospital PCL NVDR	975,900	5,327
* Carabao Group PCL	3,690,200	5,305
Thai Union Frozen Products PCL (Foreign)	10,402,800	5,132
* Jasmine International PCL (XBKK)	30,941,532	5,030
* Workpoint Entertainment PCL	3,560,155	4,984
* CK Power PCL	41,248,500	4,937
* Thai Vegetable Oil PCL	5,565,770	4,894
Banpu PCL	7,619,884	4,841
* BTS Group Holdings PCL	16,254,048	4,623
* Vibhavadi Medical Center PCL	61,767,500	4,459
* BCPG PCL	8,298,028	4,419
* IMPACT Growth REIT	8,200,500	4,315
IRPC PCL (Foreign)	21,536,685	4,179
* TTW PCL (XBKK)	10,896,100	4,095
Bangkok Expressway & Metro PCL (Foreign)	16,239,220	4,079
* Super Energy Corp. PCL	182,281,300	4,005
* Tipco Asphalt PCL	8,739,400	3,891
Kiatnakin Bank PCL (Foreign)	1,775,743	3,873
* Beauty Community PCL	16,397,842	3,853
* Taokaenoi Food & Marketing PCL	8,149,351	3,825
* MK Restaurants Group PCL	1,700,127	3,809
* LPN Development PCL	12,435,300	3,773
* Gunkul Engineering PCL	39,600,417	3,573
* Bangkok Airways PCL	9,142,200	3,518
Unique Engineering & Construction PCL	8,971,600	3,456
* Sri Trang Agro-Industry PCL	9,974,400	3,363
* Italian-Thai Development PCL	38,762,400	3,310
* BEC World PCL	11,115,890	3,247
* PTG Energy PCL	6,739,800	3,041
* Thoresen Thai Agencies PCL	13,804,200	3,011
* SPCG PCL	4,750,200	2,973
* Ratchaburi Electricity Generating Holding PCL (Local)	1,909,155	2,955
Bangkok Chain Hospital PCL (Foreign)	5,881,825	2,884
VGI Global Media PCL	13,427,448	2,869
Hana Microelectronics PCL (Foreign)	2,613,700	2,830
WHA Corp. PCL (Foreign)	23,950,391	2,826
* GFPT PCL	6,718,400	2,769
* U City PCL	2,904,235,031	2,619
TTW PCL (Foreign)	6,920,300	2,601
* Pruksa Holding PCL	4,093,300	2,524
* Thaifoods Group PCL	18,871,111	2,339
* Supalai PCL	3,182,725	2,278
* Thaicom PCL	8,362,400	2,087

§	Pruksa Real Estate PCL (XBKK)	5,010,600	2,021
	Jasmine International PCL (Foreign)	11,311,800	1,839
*	Total Access Communication PCL (Local)	1,484,677	1,831
*,§	Inter Far East Energy Corp.	19,507,600	1,818
*	Precious Shipping PCL	4,945,843	1,788
*	Univentures PCL	7,340,300	1,758
	Siam City Cement PCL (Foreign)	241,532	1,729
	Quality Houses PCL (Foreign)	14,903,018	1,559
*	Samart Corp. PCL (XBKK)	6,202,900	1,353
*	Cal-Comp Electronics Thailand PCL	20,887,597	1,332
	Asian Property Development PCL (Foreign)	4,332,944	1,199
	Thanachart Capital PCL	729,100	1,125
*,§	Pruksa Real Estate PCL (Foreign)	2,710,500	1,093
*	Group Lease PCL	6,929,900	1,076
	Univentures PCL (Foreign)	4,060,200	972
*	Thai Airways International PCL (Foreign)	2,250,593	948
	Thoresen Thai Agencies PCL (Foreign)	3,460,578	755
	Sansiri PCL (Foreign)	14,838,699	737
	BEC World PCL (Foreign)	2,370,905	693
*	Sri Trang Agro-Industry PCL (Foreign)	2,046,161	690
	True Corp. PCL (Foreign)	3,660,202	688
*	Italian-Thai Development PCL (Foreign)	7,424,785	634
*	Precious Shipping PCL (Foreign)	1,281,450	463
*	Bangkok Life Assurance PCL	412,998	410
*	Group Lease PCL	2,139,800	332
	Minor International PCL (Foreign)	206,679	236
	Samart Corp. PCL (Foreign)	810,500	177
*	Dynasty Ceramic PCL Warrants Expire 05/03/2021	6,303,772	129
*	Super Energy Corp. PCL Warrants Expire 08/30/2020	33,699,240	122
	BCPG PCL (Foreign)	180,945	96
	Thai Reinsurance PCL	2,336,000	82
*	CK Power PCL Foreign Line Warrants Expire 05/28/2020	6,341,340	69
*	Vibhavadi Medical Center PCL Warrants Expire 05/09/2022	4,624,423	47
*	Intouch Holdings PCL	22,843	39
*	Samart Corp. PCL Warrants Expire 05/08/2021	2,337,800	22
*	Srisawad Power 1979 PCL Warrants Expire 05/29/2020	126,432	20
*	Italian-Thai Development PCL Warrants Expire 05/13/2019	2,522,957	9
*	G J Steel PCL Warrants Expire 02/07/2020	9,920,670	9
*	Thoresen Thai Agencies PCL Expire 02/28/2019	701,670	8
*	BTS Group Hldgs Warrants Expire 11/01/2018	5,418,016	5
*,§	Group Lease PCL Warrants Expire 08/01/2018	712,181	—
*	Thaifoods Group PCL Warrants Expire 04/28/2020	1,805,581	—
			2,866,390
Turkey (0.2%)
	BIM Birlesik Magazalar AS	3,188,230	45,825
	Eregli Demir ve Celik Fabrikalari TAS	19,193,961	43,072
	Turkiye Garanti Bankasi AS	29,833,415	43,044
	Akbank Turk AS	28,705,331	42,266
	Turkcell Iletisim Hizmetleri AS	15,202,349	39,950
	Tupras Turkiye Petrol Rafinerileri AS	1,753,854	38,430
	KOC Holding AS	12,370,495	34,948
*	Turk Hava Yollari AO	7,773,379	27,355
	Haci Omer Sabanci Holding AS (Bearer)	13,287,718	22,940
	Turkiye Is Bankasi AS	19,880,406	20,561
	TAV Havalimanlari Holding AS	2,512,655	14,834
	Turkiye Vakiflar Bankasi TAO	14,838,860	12,436
*	Turkiye Halk Bankasi AS	8,569,549	12,104

	Anadolu Efes Biracilik Ve Malt Sanayii AS	2,812,518	11,830
	Aselsan Elektronik Sanayi Ve Ticaret AS	2,135,551	11,757
	Ford Otomotiv Sanayi AS	891,535	10,696
	Tekfen Holding AS	2,645,112	10,476
	Petkim Petrokimya Holding AS	11,281,182	10,198
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D	11,291,843	10,072
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	26,505,515	9,500
*	Yapi ve Kredi Bankasi AS	21,230,346	9,151
	Turkiye Sise ve Cam Fabrikalari AS	8,773,168	8,917
	Tofas Turk Otomobil Fabrikasi AS	1,830,776	8,557
*	Turk Telekomunikasyon AS	7,661,518	7,486
*	Ulker Biskuvi Sanayi AS	2,099,195	7,451
	Enka Insaat ve Sanayi AS	7,442,352	7,383
	Soda Sanayii AS	5,620,358	7,306
	Arcelik AS	2,506,374	6,430
	Coca-Cola Icecek AS	1,011,908	6,087
*	Koza Altin Isletmeleri AS	621,297	5,406
	Trakya Cam Sanayii AS	5,547,315	4,962
*,2	Enerjisa Enerji AS	3,563,303	4,374
	AG Anadolu Grubu Holding AS	1,072,363	3,852
2	Mavi Giyim Sanayi Ve Ticaret AS Class B	487,854	3,592
	Turkiye Sinai Kalkinma Bankasi AS	19,256,540	3,369
*	Koza Anadolu Metal Madencilik Isletmeleri AS	2,564,406	3,273
*	Aksa Enerji Uretim AS Class B	3,199,842	2,772
*	Pegasus Hava Tasimaciligi AS	457,576	2,690
*	Migros Ticaret AS	683,143	2,676
*	Dogan Sirketler Grubu Holding AS	12,514,160	2,546
*	Sasa Polyester Sanayi AS	1,161,453	2,300
	Aksa Akrilik Kimya Sanayii AS	885,710	2,105
	Aygaz AS	985,751	2,078
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	2,836,009	2,055
*	Vestel Elektronik Sanayi ve Ticaret AS	994,665	1,874
*	Zorlu Enerji Elektrik Uretim AS	5,996,454	1,869
*	Sekerbank TAS	7,121,458	1,800
	Turk Traktor ve Ziraat Makineleri AS	171,535	1,789
	Anadolu Cam Sanayii AS	2,388,454	1,656
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	1,376,680	1,556
	Aksigorta AS	2,110,171	1,548
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	2,330,569	1,537
	Otokar Otomotiv Ve Savunma Sanayi A.S.	98,555	1,489
*	Bera Holding AS	3,812,273	1,473
*	Logo Yazilim Sanayi Ve Ticaret AS	186,015	1,404
	Anadolu Hayat Emeklilik AS	1,042,500	1,383
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	1,441,552	1,281
	EGE Endustri VE Ticaret AS	16,992	1,210
	Is Gayrimenkul Yatirim Ortakligi AS	5,834,917	1,187
	Cimsa Cimento Sanayi VE Ticaret AS	545,103	1,104
	Albaraka Turk Katilim Bankasi AS	3,610,845	963
	Akcansa Cimento AS	525,770	937
	Alarko Holding AS	859,319	870
	Torunlar Gayrimenkul Yatirim Ortakligi AS	1,701,360	805
	Tat Gida Sanayi AS	920,841	772
*	NET Holding AS	2,181,951	772
*	Afyon Cimento Sanayi TAS	645,143	762
*	Ihlas Holding AS	8,925,850	746
*	Gubre Fabrikalari TAS	979,264	707
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	1,371,910	670

*	Vakif Gayrimenkul Yatirim Ortakligi AS	1,622,476	630
	Dogus Otomotiv Servis ve Ticaret AS	454,892	589
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	61,253	587
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	373,228	553
	Adana Cimento Sanayii TAS Class A	425,982	501
	Turcas Petrol AS	1,261,927	453
*	Bizim Toptan Satis Magazalari AS	339,618	449
*	Bagfas Bandirma Gubre Fabrikalari AS	283,578	426
*	Akenerji Elektrik Uretim AS	2,448,541	349
	Konya Cimento Sanayii AS	8,327	321
*,2	MLP Saglik Hizmetleri AS	14,557	40
*,§	Asya Katilim Bankasi AS	6,861,580	—
			626,174
United Arab Emirates (0.2%)
	First Abu Dhabi Bank PJSC	38,671,434	143,393
	Emirates Telecommunications Group Co. PJSC	24,652,993	116,508
	Emaar Properties PJSC	50,251,656	72,390
	Abu Dhabi Commercial Bank PJSC	27,889,304	53,738
	DP World Ltd.	2,314,288	53,248
	Dubai Islamic Bank PJSC	23,803,968	32,612
	Aldar Properties PJSC	54,667,781	30,253
*	Emaar Development PJSC	11,951,552	16,598
	Dubai Investments PJSC	27,682,969	15,265
	Emaar Malls PJSC	27,104,340	15,072
	DAMAC Properties Dubai Co. PJSC	22,803,701	14,463
	Dana Gas PJSC	44,011,468	13,104
	Abu Dhabi National Oil Co. for Distribution PJSC	16,798,005	11,302
	Air Arabia PJSC	31,947,140	9,310
	Amanat Holdings PJSC	18,393,133	6,005
	Al Waha Capital PJSC	11,932,336	5,857
	Dubai Financial Market PJSC	21,680,650	5,732
	Arabtec Holding PJSC	10,261,203	5,534
*	DXB Entertainments PJSC	43,798,553	4,011
*	Union Properties PJSC	17,467,015	3,382
	National Central Cooling Co. PJSC	5,676,175	2,863
*	Eshraq Properties Co. PJSC	15,506,493	2,571
	RAK Properties PJSC	13,400,917	2,442
*	Deyaar Development PJSC	20,444,006	2,381
*	Amlak Finance PJSC	8,141,438	1,600
*	Drake & Scull International PJSC	7,671,678	1,363
			640,997
United Kingdom (12.2%)
	HSBC Holdings plc	286,049,860	2,739,322
	Royal Dutch Shell plc Class A	63,797,440	2,186,156
	BP plc	278,036,606	2,089,584
	Royal Dutch Shell plc Class B	53,618,398	1,878,118
	British American Tobacco plc	31,558,102	1,734,835
	GlaxoSmithKline plc	69,365,481	1,440,749
	AstraZeneca plc	18,039,599	1,388,632
	Diageo plc	34,329,246	1,259,464
	Unilever plc	16,335,042	933,146
	Vodafone Group plc	380,105,402	928,590
	Rio Tinto plc	16,380,397	899,306
	Prudential plc	36,868,539	869,866
	Lloyds Banking Group plc	1,021,740,594	837,505
	Reckitt Benckiser Group plc	8,910,837	794,413

Glencore plc	166,266,036	729,155
BHP Billiton plc	29,588,222	680,941
Barclays plc	242,830,464	617,718
Shire plc	10,402,135	592,449
Imperial Brands plc	13,537,940	518,476
National Grid plc	47,719,187	509,786
Compass Group plc	22,520,397	484,402
Tesco plc	137,527,691	469,662
BAE Systems plc	45,457,901	389,138
Aviva plc	56,995,282	373,534
BT Group plc	118,769,671	363,330
Standard Chartered plc	38,578,172	347,875
RELX plc	14,778,215	321,981
Experian plc	13,019,841	319,668
Anglo American plc	14,043,097	317,880
Rolls-Royce Holdings plc	23,647,641	307,458
Sky plc	14,698,581	293,671
Legal & General Group plc	84,157,433	289,616
CRH plc	8,237,890	281,761
WPP plc	17,403,286	272,224
* Ferguson plc	3,363,527	265,259
London Stock Exchange Group plc	4,434,490	255,575
SSE plc	14,464,976	237,031
Smith & Nephew plc	12,478,799	216,060
* Royal Bank of Scotland Group plc	64,357,390	215,223
Ashtead Group plc	6,950,091	213,365
Informa plc	17,689,543	183,238
Intertek Group plc	2,298,639	177,324
Melrose Industries plc	62,277,607	176,225
3i Group plc	13,589,457	168,779
InterContinental Hotels Group plc	2,712,698	167,432
Burberry Group plc	5,906,112	163,139
Associated British Foods plc	4,955,570	159,545
Standard Life Aberdeen plc	38,737,829	158,677
Centrica plc	79,772,382	155,872
Next plc	1,928,941	150,178
Mondi plc	5,238,676	144,041
Persimmon plc	4,420,798	143,786
Carnival plc	2,476,976	143,783
Bunzl plc	4,838,354	143,769
Shire plc ADR	812,674	138,650
Smurfit Kappa Group plc	3,379,097	138,541
International Consolidated Airlines Group SA (London Shares)	14,574,518	135,642
Whitbread plc	2,616,863	134,430
CRH plc	3,922,966	134,008
Pearson plc	11,045,345	133,783
Johnson Matthey plc	2,706,928	133,366
Paddy Power Betfair plc	1,181,299	128,570
Land Securities Group plc	10,299,607	127,350
Sage Group plc	15,466,392	126,129
Segro plc	14,433,337	125,808
RSA Insurance Group plc	14,645,556	123,866
Croda International plc	1,814,018	122,386
British Land Co. plc	14,095,295	122,078
GVC Holdings plc	7,817,575	120,109
Smiths Group plc	5,668,048	119,786
DS Smith plc	18,093,168	119,542

Kingfisher plc	30,713,183	119,408
DCC plc	1,283,270	118,725
St. James's Place plc	7,485,146	118,433
Rentokil Initial plc	26,299,882	116,929
ITV plc	53,093,388	114,751
* Ocado Group plc	7,814,119	113,219
Wm Morrison Supermarkets plc	31,233,694	107,097
Taylor Wimpey plc	46,324,127	106,308
TUI AG	4,922,251	105,301
Hargreaves Lansdown plc	3,715,774	101,224
Coca-Cola HBC AG	2,814,833	101,031
Barratt Developments plc	14,335,835	100,408
Halma plc	5,416,250	99,916
Randgold Resources Ltd.	1,341,360	99,317
J Sainsbury plc	22,993,973	98,605
Spirax-Sarco Engineering plc	1,055,799	96,180
Marks & Spencer Group plc	23,300,061	94,172
United Utilities Group plc	9,749,966	92,011
Direct Line Insurance Group plc	19,854,007	89,579
Weir Group plc	3,434,656	88,015
Berkeley Group Holdings plc	1,777,541	87,005
Severn Trent plc	3,370,136	85,536
* Just Eat plc	8,179,639	85,026
Hiscox Ltd.	3,986,761	83,650
Meggitt plc	11,137,123	83,282
Micro Focus International plc	5,100,006	83,220
Rightmove plc	1,286,737	82,206
G4S plc	22,250,322	80,533
Royal Mail plc	13,083,833	80,500
John Wood Group plc	9,347,347	79,750
Hammerson plc	11,324,692	77,451
Admiral Group plc	2,931,687	76,209
Phoenix Group Holdings	8,360,110	75,496
2 Auto Trader Group plc	13,255,136	73,936
BBA Aviation plc	14,771,303	67,825
Bellway plc	1,765,053	67,475
easyJet plc	3,153,643	66,973
B&M European Value Retail SA	12,318,729	66,657
Investec plc	9,141,715	66,177
Schroders plc	1,603,122	65,458
Antofagasta plc	4,947,911	64,982
IMI plc	3,869,231	62,948
IG Group Holdings plc	5,205,749	62,841
RPC Group plc	5,723,415	61,187
NMC Health plc	1,215,525	60,461
2 ConvaTec Group plc	20,906,048	60,027
Derwent London plc	1,457,426	59,655
Electrocomponents plc	6,328,930	59,536
NEX Group plc	4,485,279	59,428
Pennon Group plc	5,995,272	59,161
Rotork plc	12,513,569	59,030
SSP Group plc	6,582,242	58,901
* Tullow Oil plc	19,812,186	58,897
^ CYBG plc	12,657,194	57,336
Travis Perkins plc	3,634,142	57,031
Inchcape plc	6,145,023	56,850
* Cobham plc	34,455,763	56,491

	Intermediate Capital Group plc	3,988,921	55,507
	Dechra Pharmaceuticals plc	1,411,274	55,267
	Beazley plc	7,465,070	54,950
	Tate & Lyle plc	6,685,994	54,685
*,^	Metro Bank plc	1,297,300	54,444
	Howden Joinery Group plc	8,419,121	52,708
	Evraz plc	7,216,849	52,649
2	Merlin Entertainments plc	10,135,960	52,398
	British American Tobacco plc ADR	953,328	52,223
	Spectris plc	1,702,452	51,711
*,^,2 Quilter plc		25,394,263	51,564
	HomeServe plc	3,859,155	51,213
	Man Group plc	22,407,088	50,994
	Cineworld Group plc	14,339,747	50,926
	Hays plc	19,273,926	50,225
^	Capita plc	23,623,979	50,126
	Inmarsat plc	6,539,435	48,862
	Royal Dutch Shell plc Class A	1,412,307	48,376
	Victrex plc	1,165,029	48,271
	William Hill plc	12,304,962	48,030
	Close Brothers Group plc	2,184,769	45,472
	Tritax Big Box REIT plc	22,050,031	44,061
	UNITE Group plc	3,778,963	43,380
	Hikma Pharmaceuticals plc	1,996,944	42,972
	Shaftesbury plc	3,381,670	41,350
*	Indivior plc	10,225,680	41,017
	Britvic plc	3,798,802	40,040
	UDG Healthcare plc	3,607,835	39,721
	Balfour Beatty plc	10,195,421	39,260
	Great Portland Estates plc	4,125,174	38,689
	WH Smith plc	1,532,077	38,683
	Capital & Counties Properties plc	10,692,101	38,627
	IWG plc	9,690,911	38,591
*	BTG plc	5,541,140	38,579
	Mediclinic International plc	5,606,854	37,637
	Daily Mail & General Trust plc	3,833,127	37,468
*	KAZ Minerals plc	3,331,040	36,892
	Fresnillo plc	2,667,745	36,335
	Bodycote plc	2,735,039	35,922
	Pagegroup plc	4,507,414	35,398
	Jupiter Fund Management plc	6,159,709	35,393
	Renishaw plc	488,216	35,059
	Aggreko plc	3,516,911	34,272
	Babcock International Group plc	3,624,485	33,975
	Dixons Carphone plc	14,497,478	33,614
	BCA Marketplace plc	10,747,876	33,223
	Genus plc	876,851	33,024
	National Express Group plc	6,057,986	32,085
*	Provident Financial plc	3,633,980	31,930
	Grafton Group plc	3,175,935	31,867
	Jardine Lloyd Thompson Group plc	1,716,585	31,745
	JD Sports Fashion plc	5,140,046	31,544
	Cranswick plc	733,257	31,537
	AVEVA Group plc	905,204	31,231
	Moneysupermarket.com Group plc	7,524,922	31,015
	Ascential plc	5,592,518	30,810
*,^	Sirius Minerals plc	63,654,208	30,382

	Petrofac Ltd.	3,700,768	29,758
	Bovis Homes Group plc	1,964,837	29,703
	Greene King plc	4,382,142	29,585
2	Sophos Group plc	4,623,637	29,285
^	Intu Properties plc	12,772,696	29,276
	TP ICAP plc	7,963,110	29,237
	Playtech plc	4,138,159	29,186
	Polymetal International plc	3,292,388	28,716
	QinetiQ Group plc	8,077,811	28,711
	Domino's Pizza Group plc	6,912,476	28,605
	Drax Group plc	5,792,496	27,675
2	Countryside Properties plc	6,267,387	27,522
	Saga plc	16,568,638	27,018
	Synthomer plc	3,872,163	26,875
	Diploma plc	1,549,153	26,768
	Ashmore Group plc	5,584,730	26,707
2	John Laing Group plc	6,970,167	26,651
*	Cairn Energy plc	8,276,772	26,528
	Fidessa Group plc	520,602	26,341
	Vesuvius plc	3,153,903	26,214
	Big Yellow Group plc	2,084,823	26,010
	Senior plc	6,055,636	25,201
	Thomas Cook Group plc	19,721,586	24,778
	Redrow plc	3,504,448	24,706
	Centamin plc	15,789,304	24,616
	Assura plc	33,003,930	24,490
	Paragon Banking Group plc	3,691,105	24,096
	Grainger plc	5,971,285	23,984
	Workspace Group plc	1,673,127	23,824
	Entertainment One Ltd.	5,051,317	23,748
	Essentra plc	3,761,701	23,733
*,2	Wizz Air Holdings plc	516,881	23,514
	Greencore Group plc	10,051,060	23,406
	LondonMetric Property plc	9,460,810	23,368
	Ultra Electronics Holdings plc	1,076,226	23,320
	Rathbone Brothers plc	710,144	22,886
	Savills plc	1,939,650	22,544
	Elementis plc	6,498,867	22,142
	Lancashire Holdings Ltd.	2,928,951	22,007
	Coats Group plc	19,940,663	21,634
	Safestore Holdings plc	2,933,363	21,559
	Hill & Smith Holdings plc	1,089,015	21,486
	Virgin Money Holdings UK plc	4,048,612	21,059
	Computacenter plc	1,020,022	20,969
*	Serco Group plc	15,630,367	20,748
*	Hunting plc	2,019,688	20,694
*	Cairn Homes plc	10,091,239	20,059
	OneSavings Bank plc	3,512,718	20,052
*	Firstgroup plc	17,121,896	19,786
	Greggs plc	1,421,115	19,656
	Morgan Advanced Materials plc	4,097,753	19,164
	Galliford Try plc	1,561,965	19,076
	Just Group plc	13,401,600	19,055
2	Ibstock plc	5,669,239	18,266
	Crest Nicholson Holdings plc	3,582,522	17,866
*	Premier Oil plc	10,618,914	17,863
	Brewin Dolphin Holdings plc	3,809,105	17,506

Sanne Group plc	1,871,934	17,351
^ Kier Group plc	1,349,762	17,115
Micro Focus International plc ADR	1,020,265	16,528
* Sports Direct International plc	2,970,404	16,110
J D Wetherspoon plc	991,308	15,856
Softcat plc	1,490,132	15,827
Marshalls plc	2,752,153	15,634
NewRiver REIT plc	4,326,720	15,543
F&C Commercial Property Trust Ltd.	7,820,065	15,012
Keller Group plc	1,043,510	14,742
^ TalkTalk Telecom Group plc	9,755,613	14,687
2 Hastings Group Holdings plc	4,373,044	14,293
SIG plc	8,614,605	13,723
2 Equiniti Group plc	4,736,791	13,309
Polypipe Group plc	2,656,847	13,099
St. Modwen Properties plc	2,447,270	13,003
* EI Group plc	6,462,257	12,957
Stobart Group Ltd.	4,197,916	12,948
Vedanta Resources plc	1,197,103	12,854
2 Spire Healthcare Group plc	3,948,330	12,844
AA plc	8,592,379	12,619
Go-Ahead Group plc	619,003	12,528
Stagecoach Group plc	5,939,509	12,431
Dairy Crest Group plc	1,944,783	12,370
Card Factory plc	4,443,147	12,288
Halfords Group plc	2,866,410	12,284
Ted Baker plc	422,071	12,217
Bank of Georgia Group plc	507,203	12,156
esure Group plc	4,544,092	12,148
888 Holdings plc	3,686,127	12,033
Chemring Group plc	3,931,309	11,814
Superdry plc	711,312	11,613
Ferrexpo plc	4,362,506	11,137
Marston's plc	8,980,854	11,134
ITE Group plc	9,949,667	10,824
Northgate plc	1,885,409	10,806
Chesnara plc	2,051,673	10,804
TBC Bank Group plc	469,114	10,790
NCC Group plc	3,706,232	10,709
Telecom Plus plc	784,550	10,627
2 McCarthy & Stone plc	7,459,371	10,601
Mitie Group plc	5,240,779	10,574
UK Commercial Property Trust Ltd.	9,242,882	10,543
Pets at Home Group plc	6,682,123	10,189
RPS Group plc	3,148,419	10,152
Mitchells & Butlers plc	3,033,641	10,050
International Personal Finance plc	3,057,649	9,622
* Vectura Group plc	9,073,086	9,522
De La Rue plc	1,425,379	9,466
Restaurant Group plc	2,713,126	9,423
Dunelm Group plc	1,367,777	9,407
Dignity plc	691,707	9,173
Picton Property Income Ltd.	7,279,702	8,614
KCOM Group plc	6,939,909	8,518
Hochschild Mining plc	3,684,339	8,427
Hansteen Holdings plc	5,750,288	8,289
Redefine International plc/	17,644,456	8,237

	PZ Cussons plc			2,680,822	8,182
	Renewi plc			8,475,724	7,789
*,^	AO World plc			3,799,325	7,094
*,^	Petra Diamonds Ltd.			11,731,317	7,094
	Gocompare.Com Group plc			4,036,792	6,433
*	Georgia Capital plc			494,149	6,411
	Lookers plc			4,418,719	6,110
	Devro plc			2,224,415	5,744
	Helical plc			1,351,346	5,662
	Schroder REIT Ltd.			6,768,884	5,568
*	Ophir Energy plc			9,593,656	5,459
	Rank Group plc			2,281,093	5,431
	Daejan Holdings plc			65,552	5,246
*,^	Premier Foods plc			9,672,578	5,231
	N Brown Group plc			2,027,112	3,868
2	CMC Markets plc			1,484,261	3,841
	Soco International plc			2,923,786	3,674
*	Allied Minds plc			3,295,346	3,661
*,2	Alfa Financial Software Holdings plc			1,656,397	3,558
*	Lamprell plc			2,972,070	3,543
*	Acacia Mining plc			2,075,750	3,337
*	Nostrum Oil & Gas plc			1,137,418	2,978
^	Debenhams plc			14,861,076	2,344
*,2	Bakkavor Group plc			878,876	2,156
	Rhi Magnesita NV			32,394	2,075
*,^	Countrywide plc			2,213,786	1,411
*,§,^ Carillion plc				5,566,311	1,037
	WPP plc ADR			11,129	872
	Oxford Instruments plc			39,625	495
*	Interserve plc			47,006	43
	Xaar plc			12,503	42
*,§,^ Afren plc				7,677,368	—
					43,473,636
Total Common Stocks (Cost $305,364,366)					351,742,636
Preferred Stocks (0.0%)
	Vedanta Ltd. Pfd. 7.50%, 10/28/2018			21,927,908	3,278
Total Preferred Stocks (Cost $3,402)					3,278
		Coupon
Temporary Cash Investments (2.8%)1
Money Market Fund (2.7%)
4,5	Vanguard Market Liquidity Fund	2.145%		97,372,912	9,737,291

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Bill	1.941%	9/27/18	10,000	9,970
6	United States Treasury Bill	1.946%	10/4/18	115,000	114,609
6	United States Treasury Bill	1.934%	10/11/18	18,510	18,439
6	United States Treasury Bill	1.982%	10/18/18	29,700	29,575
6	United States Treasury Bill	2.034-2.078%	11/15/18	63,000	62,629
6	United States Treasury Bill	2.059%	11/29/18	3,500	3,477
					238,699
Total Temporary Cash Investments (Cost $9,975,461)					9,975,990

Total Investments (101.5%) (Cost $315,343,229)	361,721,904
Other Assets and Liabilities-Net (-1.5%)5,7	(5,291,075)
Net Assets (100%)	356,430,829

* Non-income-producing security.
§ Security value determined using significant unobservable inputs.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is
$5,794,426,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.6%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, the aggregate value of these securities was $4,467,736,000, representing 1.3% of net assets.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $6,333,561,000 of collateral received for securities on loan.
6 Securities with a value of $217,279,000 have been segregated as initial margin for open futures contracts.
7 Cash of $49,787,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	September 2018	35,283	1,455,229	25,838
Topix Index	September 2018	7,253	1,132,593	(16,620)
FTSE 100 Index	September 2018	8,091	817,548	7,529
S&P ASX 200 Index	September 2018	3,272	378,118	8,994
MSCI Emerging Market Index	September 2018	11,000	602,965	(17,861)
				7,880

Unrealized appreciation (depreciation) on open futures contracts, except for Topix Index and S&P ASX 200 Index is required to be treated as realized gain (loss) for tax purposes. Unrealized appreciation (depreciation) for Topix Index and S&P ASX 200 Index futures contracts is generally treated the same for financial reporting and tax purposes.

Total International Stock Index Fund

Forward Currency Contracts
			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Toronto-Dominion Bank	9/26/18	EUR	1,221,770	USD	1,450,547	(15,706)
Barclays Bank plc	9/26/18	GBP	577,308	USD	775,784	(16,191)
Bank of America, N.A.	9/19/18	JPY	83,490,537	USD	766,784	(17,509)
Toronto-Dominion Bank	9/25/18	AUD	487,615	USD	359,895	2,451
JPMorgan Chase Bank, N.A.	9/19/18	JPY	20,324,161	USD	186,681	(4,285)
UBS AG	9/19/18	JPY	13,549,441	USD	122,916	(1,318)
BNP Paribas	9/19/18	JPY	11,291,201	USD	103,737	(2,405)
JPMorgan Chase Bank, N.A.	9/26/18	GBP	40,516	USD	54,452	(1,142)
Bank of America, N.A.	9/25/18	AUD	8,973	USD	6,628	40
						(56,065)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

At July 31, 2018, the counterparties had deposited in segregated accounts cash of $690,000 in connection with open forward currency contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-

Total International Stock Index Fund

specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of July 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	33,131,948	20,139	14
Common Stocks—Other	7,174,922	311,307,631	107,982
Preferred Stocks	—	3,278	—
Temporary Cash Investments	9,737,291	238,699	—
Futures Contracts—Assets[1]	15,455	—	—
Futures Contracts—Liabilities[1]	(12,075)	—	—
Forward Currency Contracts—Assets	—	2,491	—
Forward Currency Contracts—Liabilities	—	(58,556)	—
Total	50,047,541	311,513,682	107,996
1 Represents variation margin on the last day of the reporting period.

Total International Stock Index Fund

Securities in certain countries may transfer between Level 1 and Level 2 because of differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities valued at $4,911,780,000 based on Level 2 inputs were transferred from Level 1 during the fiscal period. Additionally, based on values on the date of transfer, securities valued at $5,783,884,000 based on Level 1 inputs were transferred from Level 2 during the fiscal period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted

Total International Stock Index Fund

in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. At July 31, 2018, the cost of investment securities for tax purposes was $316,678,349,000. Net unrealized appreciation of investment securities for tax purposes was $45,043,555,000, consisting of unrealized gains of 67,963,305,000 on securities that had risen in value since their purchase and $22,919,750,000 in unrealized losses on securities that had fallen in value since their purchase.

F. Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds	Net Change in
	2017		from	Realized	Net		Capital Gain	July 31, 2018
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss) App.(Dep.)		Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard FTSE
Emerging
Markets ETF	840,065	80,446	221,321	21,114	(28,784)	9,696	—	691,520
Vanguard
Market Liquidity
Fund	7,201,763	NA1	NA1	(3,163)	3,670	38,623	—	9,737,291
Total	8,041,828			17,951	(25,114)	48,319	—	10,428,811
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard LifeStrategy Growth Fund

Schedule of Investments (unaudited)
As of July 31, 2018

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (48.1%)
Vanguard Total Stock Market Index Fund Investor Shares	102,059,643	7,205,411

International Stock Fund (31.9%)
Vanguard Total International Stock Index Fund Investor Shares	268,600,015	4,775,708

U.S. Bond Fund (14.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	202,574,109	2,102,719

International Bond Fund (6.0%)
Vanguard Total International Bond Index Fund Investor Shares	81,553,540	891,380
Total Investment Companies (Cost $9,165,918)		14,975,218
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.145% (Cost $1)	8	1
Total Investments (100.0%) (Cost $9,165,919)		14,975,219
Other Assets and Liabilities-Net (0.0%)		(143)
Net Assets (100%)		14,975,076

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for the Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At July 31, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated

LifeStrategy Growth Fund

clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at July 31, 2018.

D. At July 31, 2018, the cost of investment securities for tax purposes was $9,165,919,000. Net unrealized appreciation of investment securities for tax purposes was $5,809,300,000, consisting of unrealized gains of $5,833,592,000 on securities that had risen in value since their purchase and $24,292,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds					July 31,
	2017		from	Realized	Change in		Capital Gain	2018
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	116	NA1	NA1	1	—	19	—	1
Vanguard Total Bond
Market II Index Fund	2,043,138	480,115	352,480	(355)	(67,699)	40,396	462	2,102,719
Vanguard Total
International Bond
Index Fund	857,935	56,274	20,753	(183)	(1,893)	16,834	—	891,380
Vanguard Total
International Stock
Index Fund	4,651,174	308,768	155,650	10,490	(39,074)	104,848	—	4,775,708
Vanguard Total Stock
Market Index Fund	6,980,354	262,522	702,289	144,992	519,832	88,915	—	7,205,411
Total	14,532,717 1,107,679		1,231,172	154,945	411,166	251,012	462	14,975,219
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard LifeStrategy Income Fund

Schedule of Investments (unaudited)
As of July 31, 2018

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (12.0%)
Vanguard Total Stock Market Index Fund Investor Shares	7,015,570	495,299

International Stock Fund (8.0%)
Vanguard Total International Stock Index Fund Investor Shares	18,547,157	329,769

U.S. Bond Fund (56.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	223,102,716	2,315,806

International Bond Fund (23.9%)
Vanguard Total International Bond Index Fund Investor Shares	90,526,176	989,451
Total Investment Companies (Cost $3,760,604)		4,130,325
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.145% (Cost $961)	9,612	961
Total Investments (100.0%) (Cost $3,761,565)		4,131,286
Other Assets and Liabilities-Net (0.0%)		(1,324)
Net Assets (100%)		4,129,962

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At July 31, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At July 31, 2018, the cost of investment securities for tax purposes was $3,761,565,000. Net unrealized appreciation of investment securities for tax purposes was $369,721,000, consisting of unrealized gains of $382,743,000 on securities that had risen in value since their purchase and $13,022,000 in unrealized losses on securities that had fallen in value since their purchase.

LifeStrategy Income Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds					July 31,
	2017		from	Realized	Change in		Capital Gain	2018
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	1	NA1	NA1	—	—	5	—	961
Vanguard Total Bond
Market II Index Fund	2,354,934	185,693	147,293	(1,243)	(76,285)	45,590	530	2,315,806
Vanguard Total
International Bond Index
Fund	992,923	58,002	59,026	(873)	(1,575)	19,389	—	989,451
Vanguard Total
International Stock
Index Fund	345,225	11,998	25,762	2,117	(3,809)	7,512	—	329,769
Vanguard Total Stock
Market Index Fund	513,182	43,961	110,560	30,185	18,531	6,340	—	495,299
Total	4,206,265	299,654	342,641	30,186	(63,138)	78,836	530	4,131,286
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard LifeStrategy Conservative Growth Fund

Schedule of Investments (unaudited)
As of July 31, 2018

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (24.0%)
Vanguard Total Stock Market Index Fund Investor Shares	32,460,892	2,291,739

International Stock Fund (16.1%)
Vanguard Total International Stock Index Fund Investor Shares	86,316,239	1,534,703

U.S. Bond Fund (42.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	386,118,448	4,007,909

International Bond Fund (17.9%)
Vanguard Total International Bond Index Fund Investor Shares	156,566,027	1,711,267

Total Investment Companies (Cost $7,527,583)		9,545,618
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.145% (Cost $1)	6	1
Total Investments (100.0%) (Cost $7,527,584)		9,545,619
Other Assets and Liabilities-Net (0.0%)		(788)
Net Assets (100%)		9,544,831

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At July 31, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The

Vanguard LifeStrategy Conservative Growth Fund

clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at July 31, 2018.

D. At July 31, 2018, the cost of investment securities for tax purposes was $7,527,584,000. Net unrealized appreciation of investment securities for tax purposes was $2,018,035,000, consisting of unrealized gains of $2,027,982,000 on securities that had risen in value since their purchase and $9,947,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds					July 31,
	2017		from	Realized	Change in		Capital Gain	2018
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	1,980	NA1	NA1	(1)	—	11	—	1
Vanguard Total Bond
Market II Index Fund	3,921,110	497,560	277,507	(2,186)	(131,068)	77,930	892	4,007,909
Vanguard Total
International Bond Index
Fund	1,658,312	116,523	59,898	(1,067)	(2,603)	32,623	—	1,711,267
Vanguard Total
International Stock Index
Fund	1,512,153	74,000	42,971	4,556	(13,035)	33,835	—	1,534,703
Vanguard Total Stock
Market Index Fund	2,269,613	216,801	416,557	94,810	127,072	29,024	—	2,291,739

Total	9,363,168	904,884	796,933	96,112	(19,634)	173,423	892	9,545,619

1	Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard LifeStrategy Moderate Growth Fund

Schedule of Investments (unaudited)
As of July 31, 2018

		Market
		Value
	Shares	($000)
Investment Companies (100.2%)
U.S. Stock Fund (36.2%)
Vanguard Total Stock Market Index Fund Investor Shares	82,286,195	5,809,405

International Stock Fund (24.1%)
Vanguard Total International Stock Index Fund Investor Shares	217,736,574	3,871,356

U.S. Bond Fund (28.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	432,787,811	4,492,338

International Bond Fund (11.9%)
Vanguard Total International Bond Index Fund Investor Shares	175,448,074	1,917,648
Total Investment Companies (Cost $11,136,016)		16,090,747
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.145% (Cost $1)	13	1
Total Investments (100.2%) (Cost $11,136,017)		16,090,748
Other Assets and Liabilities-Net (-0.2%)		(38,241)
Net Assets (100%)		16,052,507

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At July 31, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing

LifeStrategy Moderate Growth Fund

brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at July 31, 2018.

D. At July 31, 2018, the cost of investment securities for tax purposes was $11,136,017,000. Net unrealized appreciation of investment securities for tax purposes was $4,954,731,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds					July 31,
	2017		from	Realized	Change in		Capital Gain	2018
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	3	NA1	NA1	1	—	19	—	1
Vanguard Total Bond
Market II Index Fund	4,391,745	777,768	528,283	(265)	(148,627)	87,328	999	4,492,338
Vanguard Total
International Bond
Index Fund	1,850,324	138,923	67,486	(779)	(3,334)	36,378	—	1,917,648
Vanguard Total
International Stock
Index Fund	3,827,833	223,002	157,183	14,690	(36,986)	85,408	—	3,871,356
Vanguard Total Stock
Market Index Fund	5,657,907	377,802	775,409	158,794	390,311	72,422	—	5,809,405
Total	15,727,812	1,517,495	1,528,361	172,441	201,364 281,555		999 16,090,748

1	Not applicable—purchases and sales are for temporary cash investment purposes.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD STAR FUNDS

/s/ MORTIMER J. BUCKLEYI*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: September 13, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS

/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 13, 2018

VANGUARD STAR FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: September 13, 2018

* By:/s/ ANNE E. ROBINSON

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number 33-32548, Incorporated by Reference.